Document and Entity Information (USD $)	12 Months Ended
	Apr. 30, 2012	Jun. 18, 2012	Oct. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	SMUCKER J M CO
Entity Central Index Key	0000091419
Document Type	10-K
Document Period End Date	Apr 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--04-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 8,204,431,960
Entity Common Stock, Shares Outstanding		110,437,385

Statements of Consolidated Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Statements of Consolidated Income [Abstract]
Net sales	$ 5,525,782	$ 4,825,743	$ 4,605,289
Cost of products sold	3,637,397	2,973,137	2,814,729
Cost of products sold - restructuring	38,552	54,089	3,870
Cost of products sold - merger and integration	4,610	0	0
Gross Profit	1,845,223	1,798,517	1,786,690
Selling, distribution, and administrative expenses	892,683	863,114	878,221
Amortization	88,060	73,844	73,657
Impairment charges	4,590	17,599	11,658
Other restructuring costs	42,589	47,868	1,841
Other merger and integration costs	29,904	11,194	33,692
Loss (gain) on divestitures	11,287	0	(13,607)
Other operating (income) expense - net	(2,173)	626	10,319
Operating Income	778,283	784,272	790,909
Interest income	1,504	2,512	2,793
Interest expense	(81,296)	(69,594)	(65,187)
Other income (expense) - net	2,667	(26)	2,238
Income Before Income Taxes	701,158	717,164	730,753
Income taxes	241,414	237,682	236,615
Net Income	$ 459,744	$ 479,482	$ 494,138
Earnings per common share:
Net Income	$ 4.06	$ 4.06	$ 4.15
Net Income - Assuming Dilution	$ 4.06	$ 4.05	$ 4.15

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012	Apr. 30, 2011
Current Assets
Cash and cash equivalents	$ 229,708	$ 319,845
Trade receivables, less allowance for doubtful accounts	347,518	344,410
Inventories:
Finished products	643,517	518,243
Raw materials	318,059	345,336
Total Inventories	961,576	863,579
Other current assets	104,663	109,165
Total Current Assets	1,643,465	1,636,999
Property, Plant, and Equipment
Land and land improvements	89,599	77,074
Buildings and fixtures	460,242	347,950
Machinery and equipment	1,160,307	1,022,670
Construction in progress	142,983	76,778
Property, Plant, and Equipment, Gross	1,853,131	1,524,472
Accumulated depreciation	(757,042)	(656,590)
Total Property, Plant, and Equipment	1,096,089	867,882
Other Noncurrent Assets
Goodwill	3,054,618	2,812,746
Other intangible assets - net	3,187,007	2,940,010
Other noncurrent assets	134,047	66,948
Total Other Noncurrent Assets	6,375,672	5,819,704
Total assets	9,115,226	8,324,585
Current Liabilities
Accounts payable	274,725	234,916
Accrued compensation	83,261	62,313
Accrued trade marketing and merchandising	62,111	62,588
Dividends payable	52,937	50,236
Current portion of long-term debt	50,000	0
Other current liabilities	93,938	72,623
Total Current Liabilities	616,972	482,676
Noncurrent Liabilities
Long-term debt	2,020,543	1,304,039
Defined benefit pensions	147,551	98,722
Other postretirement benefits	68,829	59,789
Deferred income taxes	992,692	1,042,823
Other noncurrent liabilities	105,253	44,173
Total Noncurrent Liabilities	3,334,868	2,549,546
Shareholders' Equity
Serial preferred shares - no par value: Authorized - 6,000,000 shares; outstanding - none	0	0
Common shares - no par value: Authorized - 150,000,000 shares; outstanding - 110,284,715 at April 30, 2012 and 114,172,122 at April 30, 2011 (net of 18,320,450 and 14,432,043 treasury shares, respectively), at stated value	27,571	28,543
Additional capital	4,261,171	4,396,592
Retained income	961,207	866,933
Amount due from ESOP Trust	(2,572)	(3,334)
Accumulated other comprehensive (loss) income	(83,991)	3,629
Total Shareholders' Equity	5,163,386	5,292,363
Total Liabilities and Shareholders' Equity	$ 9,115,226	$ 8,324,585

Consolidated Balance Sheets (Parenthetical)	Apr. 30, 2012	Apr. 30, 2011
Consolidated Balance Sheets [Abstract]
Serial preferred shares, no par value, authorized	6,000,000	6,000,000
Serial preferred shares, no par value, shares outstanding	0	0
Common shares, no par value, authorized	150,000,000	150,000,000
Common shares, no par value, shares outstanding	110,284,715	114,172,122
Treasury shares, shares outstanding	18,320,450	14,432,043

Statements of Consolidated Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Operating Activities
Net income	$ 459,744	$ 479,482	$ 494,138
Adjustments to reconcile net income to net cash provided by operations:
Depreciation	120,366	112,226	108,225
Depreciation - restructuring and merger and integration	38,570	53,569	3,870
Amortization	88,060	73,844	73,657
Impairment charges	4,590	17,599	11,658
Share-based compensation expense	21,711	24,044	25,949
Other noncash restructuring charges	8,030	8,540	0
Loss on sale of assets - net	3,390	2,867	5,776
Loss (gain) on divestitures	11,287	0	(13,607)
Deferred income tax benefit	(17,218)	(59,801)	(39,320)
Changes in assets and liabilities, net of effect from businesses acquired:
Trade receivables	9,286	(102,625)	31,521
Inventories	(48,189)	(204,159)	(46,160)
Other current assets	2,978	(33,443)	2,683
Accounts payable and accrued items	72,774	84,633	(34,620)
Proceeds from settlement of interest rate swaps - net	17,718	0	0
Defined benefit pension contributions	(11,428)	(16,779)	(4,436)
Accrued and prepaid taxes	(2,959)	(78,393)	56,227
Other - net	(47,781)	29,958	37,917
Net Cash Provided by Operating Activities	730,929	391,562	713,478
Investing Activities
Businesses acquired, net of cash acquired	(737,255)	0	0
Additions to property, plant, and equipment	(274,244)	(180,080)	(136,983)
Equity investment in affiliate	(35,874)	0	0
Proceeds from divestitures	9,268	0	19,554
Purchases of marketable securities	0	(75,637)	0
Sales and maturities of marketable securities	18,600	57,100	13,519
Proceeds from disposal of property, plant, and equipment	4,039	5,830	205
Other - net	(20,398)	(126)	(738)
Net Cash Used for Investing Activities	(1,035,864)	(192,913)	(104,443)
Financing Activities
Repayment of bank note payable	0	0	(350,000)
Repayments of long-term debt	0	(10,000)	(275,000)
Proceeds from long-term debt	748,560	400,000	0
Quarterly dividends paid	(213,667)	(194,024)	(166,224)
Purchase of treasury shares	(315,780)	(389,135)	(5,569)
Proceeds from stock option exercises	2,826	14,525	6,413
Other - net	(2,313)	8,215	1,832
Net Cash Provided by (Used for) Financing Activities	219,626	(170,419)	(788,548)
Effect of exchange rate changes on cash	(4,828)	8,045	6,390
Net (decrease) increase in cash and cash equivalents	(90,137)	36,275	(173,123)
Cash and cash equivalents at beginning of year	319,845	283,570	456,693
Cash and Cash Equivalents at End of Year	$ 229,708	$ 319,845	$ 283,570

Statements of Consolidated Shareholders' Equity (USD $) In Thousands, except Share data	Total USD ($)	Common Shares Outstanding	Common Shares USD ($)	Additional Capital USD ($)	Retained Income USD ($)	Amount Due from ESOP Trust USD ($)	Accumulated Other Comprehensive (Loss) Income USD ($)
Balance at Apr. 30, 2009	$ 4,939,931		$ 29,606	$ 4,547,921	$ 424,504	$ (4,830)	$ (57,270)
Balance, Shares at Apr. 30, 2009		118,422,123
Net income	494,138				494,138
Foreign currency translation adjustment	45,926						45,926
Pensions and other postretirement liabilities	(12,313)						(12,313)
Unrealized gain on available-for-sale securities	2,652						2,652
Unrealized gain (loss) on cash flow hedging derivatives	424						424
Comprehensive Income	530,827
Purchase of treasury shares	(5,569)		(31)	(5,383)	(155)
Purchase of treasury shares, shares		(122,483)
Stock plans	29,789		205	29,584
Stock plans, Shares		819,512
Cash dividends declared - $1.45, 1.68, 1.92 per share for 2010, 2011 and 2012 respectively	(172,424)				(172,424)
Tax benefit of stock plans	3,005			3,005
Other	761					761
Balance at Apr. 30, 2010	5,326,320		29,780	4,575,127	746,063	(4,069)	(20,581)
Balance, Shares at Apr. 30, 2010		119,119,152
Net income	479,482				479,482
Foreign currency translation adjustment	24,773						24,773
Pensions and other postretirement liabilities	(5,928)						(5,928)
Unrealized gain on available-for-sale securities	1,359						1,359
Unrealized gain (loss) on cash flow hedging derivatives	4,006						4,006
Comprehensive Income	503,692
Purchase of treasury shares	(389,135)		(1,458)	(225,677)	(162,000)
Purchase of treasury shares, shares		(5,832,423)
Stock plans	40,053		221	39,832
Stock plans, Shares		885,393
Cash dividends declared - $1.45, 1.68, 1.92 per share for 2010, 2011 and 2012 respectively	(196,612)				(196,612)
Tax benefit of stock plans	7,310			7,310
Other	735					735
Balance at Apr. 30, 2011	5,292,363		28,543	4,396,592	866,933	(3,334)	3,629
Balance, Shares at Apr. 30, 2011	114,172,122	114,172,122
Net income	459,744				459,744
Foreign currency translation adjustment	(14,785)						(14,785)
Pensions and other postretirement liabilities	(48,329)						(48,329)
Unrealized gain on available-for-sale securities	742						742
Unrealized gain (loss) on cash flow hedging derivatives	(25,248)						(25,248)
Comprehensive Income	372,124
Purchase of treasury shares	(315,780)		(1,059)	(165,619)	(149,102)
Purchase of treasury shares, shares		(4,236,430)
Stock plans	25,460		87	25,373
Stock plans, Shares		349,023
Cash dividends declared - $1.45, 1.68, 1.92 per share for 2010, 2011 and 2012 respectively	(216,368)				(216,368)
Tax benefit of stock plans	4,825			4,825
Other	762					762
Balance at Apr. 30, 2012	$ 5,163,386		$ 27,571	$ 4,261,171	$ 961,207	$ (2,572)	$ (83,991)
Balance, Shares at Apr. 30, 2012	110,284,715	110,284,715

Statements of Consolidated Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Statements of Consolidated Shareholders' Equity [Abstract]
Dividends declared per common share	$ 1.92	$ 1.68	$ 1.45

Accounting Policies	12 Months Ended
Apr. 30, 2012
Accounting Policies [Abstract]
Accounting Policies
NOTE 1	ACCOUNTING POLICIES

Principles of Consolidation: The consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries, and its majority-owned investments, if any. Intercompany transactions and accounts are eliminated in consolidation.

Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates in these consolidated financial statements include: allowances for doubtful trade receivables, estimates of future cash flows associated with assets, asset impairments, useful lives and residual values for depreciation and amortization, loss contingencies, net realizable value of inventories, accruals for trade marketing and merchandising programs, income taxes, and the determination of discount and other rate assumptions for defined benefit pension and other postretirement benefit expenses. Actual results could differ from these estimates.

Revenue Recognition: The Company recognizes revenue, net of estimated returns and allowances, when all of the following criteria have been met: a valid customer order with a determinable price has been received; the product has been shipped and title has transferred to the customer; there is no further significant obligation to assist in the resale of the product; and collectibility is reasonably assured.

Major Customer: Sales to Wal-Mart Stores, Inc. and subsidiaries amounted to approximately 26 percent of net sales in both 2012 and 2011, and 27 percent of net sales in 2010. These sales are primarily included in the two U.S. retail market segments. No other customer exceeded 10 percent of net sales for any year. Trade receivables at April 30, 2012 and 2011, included amounts due from Wal-Mart Stores, Inc. and subsidiaries of $84,068 and $87,623, respectively.

Shipping and Handling Costs: Shipping and handling costs are included in cost of products sold.

Trade Marketing and Merchandising Programs: In order to support the Company’s products, various promotional activities are conducted through retail trade, distributors, or directly with consumers, including in-store display and product placement programs, feature price discounts, coupons, and other similar activities. The Company regularly reviews and revises, when it deems necessary, estimates of costs to the Company for these promotional programs based on estimates of what will be redeemed by retail trade, distributors, or consumers. These estimates are made using various techniques including historical data on performance of similar promotional programs. Differences between estimated expenditures and actual performance are recognized as a change in management’s estimate in a subsequent period. As the Company’s total promotional expenditures, including amounts classified as a reduction of net sales, represented approximately 23 percent of net sales in 2012, a possibility exists of materially different reported results if factors such as the level and success of the promotional programs or other conditions differ from expectations.

Advertising Expense: Advertising costs are expensed as incurred. Advertising expense was $119,600, $115,066, and $130,583 in 2012, 2011, and 2010, respectively.

Research and Development Costs: Total research and development costs were $21,931, $20,981, and $20,963 in 2012, 2011, and 2010, respectively.

Share-Based Payments: Share-based compensation expense is recognized over the requisite service period, which includes a one-year performance period plus the defined forfeiture period, which is typically four years of service or the attainment of a defined age and years of service.

The following table summarizes amounts related to share-based payments.

	Year Ended April 30,
	2012	2011	2010
Share-based compensation expense included in selling, distribution, and administrative expenses	$19,292	$19,896	$20,687
Share-based compensation expense included in other merger and integration costs	2,419	4,148	5,262
Share-based compensation expense included in other restructuring costs	105	290	—

Total share-based compensation expense	$21,816	$24,334	$25,949

Related income tax benefit	$7,511	$8,064	$8,402

As of April 30, 2012, total unrecognized share-based compensation cost related to nonvested share-based awards was approximately $29,881. The weighted-average period over which this amount is expected to be recognized is 2.9 years.

Corporate income tax benefits realized upon exercise or vesting of an award in excess of that previously recognized in earnings, referred to as excess tax benefits, are presented in the Statements of Consolidated Cash Flows as a financing activity. Realized excess tax benefits are credited to additional capital in the Consolidated Balance Sheets. Realized shortfall tax benefits, amounts which are less than that previously recognized in earnings, are first offset against the cumulative balance of excess tax benefits, if any, and then charged directly to income tax expense. For 2012, 2011, and 2010, the actual tax deductible benefit realized from share-based compensation was $4,825, $7,310, and $3,005, including $4,832, $6,990, and $2,908, respectively, of excess tax benefits realized upon exercise or vesting of share-based compensation, and classified as other – net, under financing activities in the Statements of Consolidated Cash Flows.

Defined Contribution Plans: The Company offers employee savings plans for domestic and Canadian employees. The Company’s contributions under these plans are based on a specified percentage of employee contributions. Charges to operations for these plans in 2012, 2011, and 2010 were $16,078, $16,440, and $15,625, respectively.

Income Taxes: The Company accounts for income taxes using the liability method. Accordingly, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the applicable tax rate is recognized in income or expense in the period that the change is effective. A valuation allowance is established when it is more likely than not that all or a portion of a deferred tax asset will not be realized. A tax benefit is recognized when it is more likely than not to be sustained.

The Company accounts for the financial statement recognition and measurement criteria of a tax position taken or expected to be taken in a tax return under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740, Income Taxes. FASB ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

In accordance with the requirements of FASB ASC 740, uncertain tax positions have been classified in the Consolidated Balance Sheets as long term, except to the extent payment is expected within one year. The Company recognizes net interest and penalties related to unrecognized tax benefits in income tax expense.

Cash and Cash Equivalents: The Company considers all short-term, highly-liquid investments with a maturity of three months or less when purchased to be cash equivalents.

Trade Receivables: In the normal course of business, the Company extends credit to customers. Trade receivables, less allowance for doubtful accounts, reflect the net realizable value of receivables and approximate fair value. The Company evaluates its trade receivables and establishes an allowance for doubtful accounts based on a combination of factors. When aware that a specific customer has been impacted by circumstances such as bankruptcy filings or deterioration in the customer’s operating results or financial position, potentially making it unable to meet its financial obligations, the Company records a specific reserve for bad debt to reduce the related receivable to the amount the Company reasonably believes is collectible. The Company also records reserves for bad debt for all other customers based on a variety of factors, including the length of time the receivables are past due, historical collection experience, and an evaluation of current and projected economic conditions at the balance sheet date. Trade receivables are charged off against the allowance after management determines the potential for recovery is remote. At April 30, 2012 and 2011, the allowance for doubtful accounts was $1,715 and $1,882, respectively. The net provision for the allowance for doubtful accounts decreased $167 and $480 in 2012 and 2010, respectively, and increased $361 in 2011. The Company believes there is no concentration of risk with any single customer whose failure or nonperformance would materially affect the Company’s results other than as discussed in Major Customer.

Inventories: Inventories are stated at the lower of cost or market. Cost for all inventories is determined using the first-in, first-out method applied on a consistent basis.

The cost of finished products and work-in-process inventory includes materials, direct labor, and overhead. Work-in-process is included in finished products in the Consolidated Balance Sheets and was $78,344 and $77,594 at April 30, 2012 and 2011, respectively.

Derivative Financial Instruments: The Company utilizes derivative instruments such as basis contracts, commodity futures and options contracts, foreign currency forwards and options, and interest rate swaps to manage exposures in commodity prices, foreign currency exchange rates, and interest rates. The Company accounts for these derivative instruments in accordance with FASB ASC 815, Derivatives and Hedging, which requires all derivative instruments to be recognized in the financial statements and measured at fair value regardless of the purpose or intent for holding them. For derivatives designated as a cash flow hedge that are used to hedge an anticipated transaction, changes in fair value are deferred and recognized in shareholders’ equity as a component of accumulated other comprehensive (loss) income to the extent the hedge is effective and then recognized in the Statements of Consolidated Income in the period during which the hedged transaction affects earnings. Hedge effectiveness is measured at inception and on a monthly basis. Any ineffectiveness associated with the hedge or changes in fair value of derivatives that are nonqualifying are recognized immediately in the Statements of Consolidated Income. Derivatives designated as fair value hedges that are used to hedge against changes in the fair value of the underlying long-term debt are recognized at fair value on the Consolidated Balance Sheets. Changes in the fair value of the derivative are recognized in the Statements of Consolidated Income and are offset by the change in the fair value of the underlying long-term debt. By policy, the Company historically has not entered into derivative financial instruments for trading purposes or for speculation. For additional information, see Note 12: Derivative Financial Instruments.

Property, Plant, and Equipment: Property, plant, and equipment is recognized at cost and is depreciated on a straight-line basis over the estimated useful life of the asset (3 to 20 years for machinery and equipment, 3 to 7 years for capitalized software costs, and 5 to 40 years for buildings, fixtures, and improvements).

In 2012, the Company acquired a majority of the North American foodservice coffee and hot beverage business of Sara Lee Corporation (“Sara Lee foodservice business”), which included $36,168 of coffee brew equipment. Brew equipment is recorded at cost and depreciated on a straight-line basis over an estimated useful life of 3 to 5 years. Brew equipment is included in machinery and equipment in the Consolidated Balance Sheet and was $37,100 at April 30, 2012. For additional information, see Note 2: Acquisitions.

The Company leases certain land, buildings, and equipment for varying periods of time, with renewal options. Rent expense in 2012, 2011, and 2010 totaled $56,502, $57,572, and $55,010, respectively. As of April 30, 2012, the Company’s minimum operating lease obligations were as follows: $22,445 in 2013, $20,577 in 2014, $13,889 in 2015, $11,929 in 2016, and $9,561 in 2017.

Impairment of Long-Lived Assets: In accordance with FASB ASC 360, Property, Plant, and Equipment, long-lived assets, except goodwill and indefinite-lived intangible assets, are reviewed for impairment when circumstances indicate the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to future net cash flows estimated by the Company to be generated by such assets. If such assets are considered to be impaired, the impairment to be recognized is the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. Assets to be disposed of by sale are recognized as held for sale at the lower of carrying value or estimated net realizable value.

Goodwill and Other Intangible Assets: Goodwill is the excess of the purchase price paid over the estimated fair value of the net assets of the business acquired. In accordance with FASB ASC 350, Intangibles – Goodwill and Other, goodwill and other indefinite-lived intangible assets are not amortized but are reviewed at least annually for impairment. The Company conducts its annual test for impairment of goodwill and other indefinite-lived intangible assets as of February 1 of each year. A discounted cash flow valuation technique and a market-based approach are utilized to estimate the fair value of the Company’s reporting units. For annual impairment testing purposes, the Company’s reporting units are its operating segments. The discount rates utilized in the analysis are developed using a weighted-average cost of capital methodology. In addition to the annual test, the Company will test for impairment if events or circumstances occur that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Finite-lived intangible assets are amortized on a straight-line basis over their estimated useful lives. For additional information, see Note 7: Goodwill and Other Intangible Assets.

Marketable Securities and Other Investments: Under the Company’s investment policy, it may invest in debt securities deemed to be investment grade at the time of purchase for general corporate purposes. The Company determines the appropriate categorization of debt securities at the time of purchase and reevaluates such designation at each balance sheet date. The Company categorized all debt securities as available for sale as it had the intent to convert these investments into cash if and when needed. Classification of available-for-sale marketable securities as current or noncurrent is based on whether the conversion to cash is expected to be necessary for operations in the upcoming year, which is consistent with the security’s maturity date.

Securities categorized as available for sale are stated at fair value, with unrealized gains and losses reported as a component of accumulated other comprehensive (loss) income. The fair value of available-for-sale marketable securities was $18,600 at April 30, 2011, and was included in other current assets. All available-for-sale securities had matured or were sold prior to April 30, 2012. Proceeds of $18,600, $57,100, and $13,519 have been realized upon maturity or sale of available-for-sale marketable securities in 2012, 2011, and 2010, respectively. The Company uses specific identification to determine the basis on which securities are sold.

The Company also maintains funds for the payment of benefits associated with nonqualified retirement plans. These funds include investments considered to be available-for-sale marketable securities. At April 30, 2012 and 2011, the fair value of these investments was $43,217 and $41,560, respectively, and was included in other noncurrent assets. Included in accumulated other comprehensive (loss) income at April 30, 2012 and 2011, were unrealized gains of $3,984 and $2,817, respectively.

Foreign Currency Translation: Assets and liabilities of the Company’s foreign subsidiaries are translated using the exchange rates in effect at the balance sheet date, while income and expenses are translated using average rates. Translation adjustments are reported as a component of shareholders’ equity in accumulated other comprehensive (loss) income.

Recently Issued Accounting Standards: In June 2011, the FASB issued Accounting Standard Update (“ASU”) 2011-05, Presentation of Comprehensive Income, which eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity and requires the presentation of net income and other comprehensive income to be in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 does not change the components that are recognized in net income or other comprehensive income. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05, which defers the requirement to present on the face of the financial statements reclassification adjustments for items that are reclassified from accumulated other comprehensive income to net income while the FASB further deliberates this aspect of the standard. ASU 2011-05, as amended by ASU 2011-12, will be effective May 1, 2012, for the Company. Adoption of this guidance requires retrospective application and will affect the presentation of certain elements of the Company’s financial statements, but will not otherwise have an impact on the financial statements.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, which simplifies the testing of goodwill for impairment. ASU 2011-08 will allow the Company the option to perform either a qualitative test or the first step of the two-step quantitative goodwill impairment test to assess the likelihood that the estimated fair value of a reporting unit is less than the carrying amount. This ASU will also be effective May 1, 2012, for the Company. The Company anticipates that adoption of ASU 2011-08 could change the annual process for goodwill impairment testing, but will not impact the financial statements or disclosures.

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires the disclosure of both gross and net information about instruments and transactions eligible for offset in the consolidated balance sheet. This ASU will be effective May 1, 2013, for the Company and will require retrospective application. The Company anticipates the adoption of ASU 2011-11 will not impact the financial statements, but will expand the disclosures related to derivative instruments.

Risks and Uncertainties: The raw materials used by the Company in each of its segments are primarily commodities and agricultural-based products. Glass, plastic, steel cans, caps, carton board, and corrugate are the principal packaging materials used by the Company. The fruit and vegetable raw materials used by the Company in the production of its food products are purchased from independent growers and suppliers. Green coffee, peanuts, edible oils, sweeteners, milk, flour, corn, and other ingredients are obtained from various suppliers. The availability, quality, and cost of many of these commodities have fluctuated, and may continue to fluctuate, over time. Green coffee is sourced solely from foreign countries and its supply and price are subject to high volatility due to factors such as weather, global supply and demand, pest damage, and political and economic conditions in the source countries. Raw materials are generally available from numerous sources, although the Company has elected to source certain plastic packaging materials from single sources of supply pursuant to long-term contracts. While availability may vary year to year, the Company believes that it will continue to be able to obtain adequate supplies and that alternatives to single-sourced materials are available. The Company has not historically encountered significant shortages of key raw materials. The Company considers its relationships with key material suppliers to be good.

Approximately 28 percent of the Company’s employees are covered by union contracts at 11 locations. The contracts vary in term depending on the location, with three contracts expiring in 2013.

The Company insures its business and assets in each country against insurable risks, to the extent that it deems appropriate, based upon an analysis of the relative risks and costs.

Reclassifications: Certain prior year amounts have been reclassified to conform to current year classifications.

Acquisitions	12 Months Ended
Apr. 30, 2012
Acquisitions [Abstract]
Acquisitions
NOTE 2	ACQUISITIONS

On January 3, 2012, the Company completed the acquisition of a majority of the North American foodservice coffee and hot beverage business of Sara Lee Corporation, including a state-of-the-art liquid coffee manufacturing facility in Suffolk, Virginia, for $420.6 million in an all-cash transaction. Utilizing proceeds from the 3.50 percent Notes issued in October 2011, the Company paid $375.6 million, net of a working capital adjustment, and will pay Sara Lee Corporation an additional $50.0 million in declining installments over the next 10 years. The additional $50.0 million obligation was included in other current liabilities and other noncurrent liabilities in the Consolidated Balance Sheet and recorded at a present value of $45.0 million as of the date of acquisition. In addition, the Company has incurred one-time costs of $14.2 million through April 30, 2012, directly related to the merger and integration of the acquired Sara Lee foodservice business, and the charges were reported in other merger and integration costs in the Statement of Consolidated Income. Total one-time costs related to the acquisition are estimated to be approximately $25.0 million, consisting primarily of transition services provided by Sara Lee Corporation and employee separation and relocation costs, nearly all of which are cash related. The Company expects the remaining costs to be incurred over the next two fiscal years.

The acquisition included the market-leading liquid coffee concentrate business sold under the licensed Douwe Egberts brand, along with a variety of roast and ground coffee, cappuccino, tea, and cocoa products, sold through foodservice channels in North America. Liquid coffee concentrate adds a unique, high-quality, and technology-driven form of coffee to the Company’s existing foodservice product offering.

The purchase price was allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of acquisition. The Company determined the estimated fair values based on independent appraisals, discounted cash flow analyses, and estimates made by management. The purchase price exceeded the estimated fair value of the net identifiable tangible and intangible assets acquired, and, as such, the excess was allocated to goodwill. The amount allocated to goodwill was primarily attributable to anticipated synergies and market expansion. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date.

Assets acquired:
Cash and cash equivalents	$1,221
Other current assets	42,619
Property, plant, and equipment	92,775
Intangible assets	138,900
Goodwill	149,948
Other noncurrent assets	863

Total assets acquired	$426,326

Liabilities assumed:
Current liabilities	$3,599
Noncurrent liabilities	2,097

Total liabilities assumed	$5,696

Net assets acquired	$420,630

Goodwill of $149.9 million was assigned to the International, Foodservice, and Natural Foods segment. Of the total goodwill, $143.3 million is deductible for income tax purposes.

The purchase price allocated to the identifiable intangible assets acquired is as follows:

Intangible assets with finite lives:
Customer relationships (10-year useful life)	$92,000
Technology (10-year useful life)	23,800
Trademarks (6-year weighted-average useful life)	23,100

Total intangible assets	$138,900

The results of operations of the Sara Lee foodservice business are reported in the Company’s consolidated financial statements from the date of acquisition and include $124.2 million of total net sales, included in the International, Foodservice, and Natural Foods segment financial results, and did not have a material impact on segment profit for the year ended April 30, 2012.

On May 16, 2011, the Company completed the acquisition of the coffee brands and business operations of Rowland Coffee Roasters, Inc. (“Rowland Coffee”), a privately-held company headquartered in Miami, Florida, for $362.8 million. The acquisition included a manufacturing, distribution, and office facility in Miami. The Company utilized cash on hand and borrowed $180.0 million under its revolving credit facility to fund the transaction. In addition, the Company has incurred one-time costs of $10.7 million through April 30, 2012, directly related to the merger and integration of Rowland Coffee, which includes approximately $4.6 million in noncash expense items that were reported in cost of products sold. The remaining charges were reported in other merger and integration costs in the Statement of Consolidated Income. Total one-time costs related to the acquisition are estimated to be approximately $25.0 million, including approximately $10.0 million of noncash charges, primarily accelerated depreciation, associated with consolidating coffee production currently in Miami into the Company’s existing facilities in New Orleans, Louisiana. The Company expects the remaining costs to be incurred over the next two fiscal years.

The acquisition of Rowland Coffee, a leading producer of espresso coffee in the U.S., strengthens and broadens the Company’s leadership in the U.S. retail coffee category by adding the leading Hispanic brands, Café Bustelo and Café Pilon, to the Company’s portfolio of brands.

The purchase price was allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of acquisition. The Company determined the estimated fair values based on independent appraisals, discounted cash flow analyses, and estimates made by management. The purchase price exceeded the estimated fair value of the net identifiable tangible and intangible assets acquired, and, as such, the excess was allocated to goodwill. The amount allocated to goodwill was primarily attributable to anticipated synergies and market expansion. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date.

Assets acquired:
Current assets	$33,971
Property, plant, and equipment	29,227
Intangible assets	213,500
Goodwill	91,675

Total assets acquired	$368,373

Liabilities assumed:
Current liabilities	$5,527

Total liabilities assumed	$5,527

Net assets acquired	$362,846

Goodwill of $84.8 million and $6.9 million was assigned to the U.S. Retail Coffee and the International, Foodservice, and Natural Foods segments, respectively. Of the total goodwill, $88.7 million is deductible for income tax purposes.

The purchase price allocated to the identifiable intangible assets acquired is as follows:

Intangible assets with finite lives:
Customer relationships (19-year weighted-average useful life)	$147,800
Trademark (10-year useful life)	1,600
Intangible assets with indefinite lives:
Trademarks	64,100

Total intangible assets	$213,500

The results of operations of the Rowland Coffee business are included in the Company’s consolidated financial statements from the date of acquisition and include $99.3 million and $16.0 million of total net sales and $13.9 million and $2.5 million of total segment profit included in the U.S. Retail Coffee and International, Foodservice, and Natural Foods segment financial results, respectively, for the year ended April 30, 2012.

If the Sara Lee foodservice business and Rowland Coffee acquisitions had occurred on May 1, 2010, pro forma consolidated net sales would have been approximately $5.7 billion and $5.3 billion for the years ended April 30, 2012 and 2011, respectively, and the contribution of the acquired businesses would not have had a material impact to reported consolidated earnings for the years ended April 30, 2012 and 2011. The pro forma consolidated results do not give effect to the synergies of the acquisitions and are not indicative of the results of operations in future periods.

Equity Method Investment	12 Months Ended
Apr. 30, 2012
Equity Method Investments And Joint Ventures [Abstract]
Equity Method Investment
NOTE 3	EQUITY METHOD INVESTMENT

On March 26, 2012, the Company acquired a 25 percent equity interest in Guilin Seamild Biologic Technology Development Co., Ltd. (“Seamild”), a privately-owned manufacturer and marketer of oats products headquartered in Guilin in the Guangxi province of China, for $35.9 million. Seamild’s products, primarily oatmeal and oat-based cereals, are sold under the leading Seamild brand with distribution in retail channels throughout China. Seamild’s portfolio of quality, trusted products aligns with the Company’s strategy of owning and marketing leading food brands.

The initial investment in Seamild was recorded at cost and is included in other noncurrent assets in the Consolidated Balance Sheet at April 30, 2012. The difference between the carrying amount of the investment and the underlying equity in net assets is primarily attributable to goodwill and other intangible assets. Under the equity method of accounting, the investment is adjusted for the Company’s proportionate share of earnings or losses, including consideration of basis differences resulting from the difference between the initial carrying amount of the investment and the underlying equity in net assets. The investment did not have a material impact on the Company’s consolidated financial statements for the year ended April 30, 2012.

Restructuring	12 Months Ended
Apr. 30, 2012
Restructuring [Abstract]
Restructuring
NOTE 4	RESTRUCTURING

In calendar 2010, the Company announced its plan to restructure its coffee, fruit spreads, and Canadian pickle and condiments operations as part of its ongoing efforts to enhance the long-term strength and profitability of its leading brands. The initiative is a long-term investment to optimize production capacity and lower the overall cost structure. It includes capital investments for a new state-of-the-art food manufacturing facility in Orrville, Ohio; consolidation of coffee production in New Orleans, Louisiana; and the transition of the Company’s pickle and condiments production to third-party manufacturers.

Upon completion, the restructuring plan will result in a reduction of approximately 850 full-time positions and the closing of six of the Company’s facilities – Memphis, Tennessee; Ste. Marie, Quebec; Sherman, Texas; Kansas City, Missouri; Dunnville, Ontario; and Delhi Township, Ontario. The Sherman, Dunnville, Delhi Township, and Kansas City facilities have been closed and approximately 70 percent of the full-time positions have been reduced as of April 30, 2012.

During 2012, the Company increased its estimate of the total anticipated restructuring costs from approximately $235.0 million to $245.0 million, consisting primarily of increases to employee separation and site preparation and equipment relocation charges. The Company has incurred cumulative costs of $188.8 million related to the initiative through April 30, 2012. The majority of the remaining costs are anticipated to be recognized over the next two fiscal years.

The following table summarizes the restructuring activity, including the liabilities recorded and the total amount expected to be incurred.

	Long-Lived Asset Charges	Employee Separation	Site Preparation and Equipment Relocation	Production Start-up	Other Costs	Total
Total expected restructuring charge	$105,000	$71,000	$31,000	$26,000	$12,000	$245,000

Balance at May 1, 2009	$—	$—	$—	$—	$—	$—
Charge to expense	3,870	1,139	407	16	279	5,711
Cash payments	—	(50)	(407)	(16)	(279)	(752)
Noncash utilization	(3,870)	—	—	—	—	(3,870)

Balance at April 30, 2010	$—	$1,089	$—	$—	$—	$1,089
Charge to expense	53,569	36,010	6,192	5,194	992	101,957
Cash payments	—	(18,361)	(6,192)	(5,194)	(992)	(30,739)
Noncash utilization	(53,569)	(8,540)	—	—	—	(62,109)

Balance at April 30, 2011	$—	$10,198	$—	$—	$—	$10,198
Charge to expense	34,195	20,364	12,963	10,689	2,930	81,141
Cash payments	—	(13,754)	(12,963)	(10,689)	(2,930)	(40,336)
Noncash utilization	(34,195)	(8,030)	—	—	—	(42,225)

Balance at April 30, 2012	$—	$8,778	$—	$—	$—	$8,778

Remaining expected restructuring charge	$13,366	$13,487	$11,438	$10,101	$7,799	$56,191

During the years ended April 30, 2012, 2011, and 2010, total restructuring charges of $81.1 million, $102.0 million, and $5.7 million, respectively, were reported in the Statements of Consolidated Income. Of the total restructuring charges, $38.6 million, $54.1 million, and $3.9 million were reported in cost of products sold in the years ended April 30, 2012, 2011, and 2010, respectively. The remaining charges were reported in other restructuring costs. The restructuring costs classified as cost of products sold primarily include long-lived asset charges for accelerated depreciation related to property, plant, and equipment that will be used at the affected production facilities until they are closed or sold.

Employee separation costs include severance, retention bonuses, and pension costs. Severance costs and retention bonuses are being recognized over the estimated future service period of the affected employees. The obligation related to employee separation costs is included in other current liabilities in the Consolidated Balance Sheets. For additional information on the impact of the restructuring plan on defined benefit pension and other postretirement benefit plans, see Note 8: Pensions and Other Postretirement Benefits.

Other costs include professional fees, costs related to closing the facilities, and miscellaneous expenditures associated with the Company’s restructuring initiative and are expensed as incurred.

Reportable Segments	12 Months Ended
Apr. 30, 2012
Reportable Segments [Abstract]
Reportable Segments
NOTE 5	REPORTABLE SEGMENTS

The Company operates in one industry: the manufacturing and marketing of food products. The Company has three reportable segments: U.S. Retail Coffee, U.S. Retail Consumer Foods, and International, Foodservice, and Natural Foods. The U.S. Retail Coffee segment primarily represents the domestic sales of Folgers, Dunkin’ Donuts, Millstone, Café Bustelo, and Café Pilon branded coffee; the U.S. Retail Consumer Foods segment primarily includes domestic sales of Smucker’s, Crisco, Jif, Pillsbury, Eagle Brand, Hungry Jack, and Martha White branded products; and the International, Foodservice, and Natural Foods segment is comprised of products distributed domestically and in foreign countries through retail channels, foodservice distributors and operators (e.g., restaurants, lodging, schools and universities, health care operators), and health and natural foods stores and distributors.

Segment profit represents revenue, less direct and allocable operating expenses, and is consistent with the way in which the Company manages segments. However, the Company does not represent that the segments, if operated independently, would report the segment profit set forth below, as segment profit excludes certain operating expenses such as corporate administrative expenses. Segment assets represent direct and allocable assets, including certain corporate-held assets such as property, plant, and equipment, and are also set forth in the following table.

	Year Ended April 30,
	2012	2011	2010
Net sales:
U.S. Retail Coffee	$2,297,737	$1,930,869	$1,700,458
U.S. Retail Consumer Foods	2,094,456	1,953,043	2,004,700
International, Foodservice, and Natural Foods	1,133,589	941,831	900,131

Total net sales	$5,525,782	$4,825,743	$4,605,289

Segment profit:
U.S. Retail Coffee	$543,012	$536,133	$484,006
U.S. Retail Consumer Foods	393,300	406,455	407,721
International, Foodservice, and Natural Foods	168,572	159,580	140,404

Total segment profit	$1,104,884	$1,102,168	$1,032,131

Interest income	1,504	2,512	2,793
Interest expense	(81,296)	(69,594)	(65,187)
Share-based compensation expense	(19,292)	(19,896)	(20,687)
Cost of products sold – restructuring	(38,552)	(54,089)	(3,870)
Cost of products sold – merger and integration	(4,610)	—	—
Other restructuring costs	(42,589)	(47,868)	(1,841)
Other merger and integration costs	(29,904)	(11,194)	(33,692)
Corporate administrative expenses	(191,654)	(184,849)	(181,132)
Other income (expense) – net	2,667	(26)	2,238

Income before income taxes	$701,158	$717,164	$730,753

Assets:
U.S. Retail Coffee	$5,033,561	$4,830,127	$4,625,502
U.S. Retail Consumer Foods	2,612,732	2,416,037	2,327,466
International, Foodservice, and Natural Foods	1,179,624	684,434	694,478
Unallocated (A)	289,309	393,987	327,407

Total assets	$9,115,226	$8,324,585	$7,974,853

Depreciation, amortization, and impairment charges:
U.S. Retail Coffee	$102,323	$95,423	$99,490
U.S. Retail Consumer Foods	46,744	43,280	44,727
International, Foodservice, and Natural Foods	37,698	41,680	28,976
Unallocated (B)	64,821	76,855	24,217

Total depreciation, amortization, and impairment charges	$251,586	$257,238	$197,410

Additions to property, plant, and equipment:
U.S. Retail Coffee	$86,903	$59,910	$52,198
U.S. Retail Consumer Foods	159,544	88,217	58,457
International, Foodservice, and Natural Foods	27,797	31,953	26,328

Total additions to property, plant, and equipment	$274,244	$180,080	$136,983

(A)	Primarily represents unallocated cash and cash equivalents and corporate-held investments.
(B)	Primarily represents unallocated depreciation expense included in cost of products sold – restructuring, cost of products sold – merger and intergration, and corporate administrative expenses.

The following table presents certain geographical information.

	Year Ended April 30,
	2012	2011	2010
Net sales:
Domestic	$5,014,695	$4,358,091	$4,167,042
International:
Canada	$447,004	$409,710	$385,870
All other international	64,083	57,942	52,377

Total international	$511,087	$467,652	$438,247

Total net sales	$5,525,782	$4,825,743	$4,605,289

Assets:
Domestic	$8,721,449	$7,912,311	$7,591,931
International:
Canada	$386,026	$406,576	$376,788
All other international	7,751	5,698	6,134

Total international	$393,777	$412,274	$382,922

Total assets	$9,115,226	$8,324,585	$7,974,853

Long-lived assets (excluding goodwill and other intangibles):
Domestic	$1,164,802	$885,952	$854,523
International:
Canada	$28,072	$48,172	$61,743
All other international	37,262	706	712

Total international	$65,334	$48,878	$62,455

Total long-lived assets (excluding goodwill and other intangibles)	$1,230,136	$934,830	$916,978

The following table presents product sales information.

	Year Ended April 30,
	2012	2011	2010
Coffee	48%	44%	40%
Peanut butter	12	12	12
Fruit spreads	7	8	8
Shortening and oils	7	7	8
Baking mixes and frostings	6	6	6
Canned milk	5	5	5
Flour and baking ingredients	5	5	5
Portion control	2	3	3
Juices and beverages	2	3	3
Handheld frozen sandwiches	2	2	3
Toppings and syrups	2	2	2
Other	2	3	5

Total product sales	100%	100%	100%

Earnings per Share	12 Months Ended
Apr. 30, 2012
Earnings Per Share [Abstract]
Earnings per Share
NOTE 6	EARNINGS PER SHARE

The following table sets forth the computation of net income per common share and net income per common share – assuming dilution under the two-class method.

	Year Ended April 30,
	2012	2011	2010
Computation of net income per common share:
Net income	$459,744	$479,482	$494,138
Net income allocated to participating securities	4,267	4,692	4,321

Net income allocated to common stockholders	$455,477	$474,790	$489,817

Weighted-average common shares outstanding	112,212,677	117,009,362	117,911,160

Net income per common share	$4.06	$4.06	$4.15

Computation of net income per common share – assuming dilution:
Net income	$459,744	$479,482	$494,138
Net income allocated to participating securities	4,266	4,690	4,318

Net income allocated to common stockholders	$455,478	$474,792	$489,820

Weighted-average common shares outstanding	112,212,677	117,009,362	117,911,160
Dilutive effect of stock options	49,616	110,335	130,011

Weighted-average common shares outstanding – assuming dilution	112,262,293	117,119,697	118,041,171

Net income per common share – assuming dilution	$4.06	$4.05	$4.15

The following table reconciles the weighted-average common shares used in the basic and diluted earnings per share disclosures to the total weighted-average shares outstanding.

	Year Ended April 30,
	2012	2011	2010
Weighted-average common shares outstanding	112,212,677	117,009,362	117,911,160
Weighted-average participating shares outstanding	1,051,274	1,156,389	1,040,274

Weighted-average shares outstanding	113,263,951	118,165,751	118,951,434
Dilutive effect of stock options	49,616	110,335	130,011

Weighted-average shares outstanding – assuming dilution	113,313,567	118,276,086	119,081,445

Goodwill and Other Intangible Assets	12 Months Ended
Apr. 30, 2012
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets
NOTE 7	GOODWILL AND OTHER INTANGIBLE ASSETS

A summary of changes in the Company’s goodwill during the years ended April 30, 2012 and 2011, by reportable segment is as follows:

	U.S. Retail Coffee	U.S. Retail Consumer Foods	International, Foodservice, and Natural Foods	Total
Balance at May 1, 2010	$1,635,413	$1,034,395	$137,922	$2,807,730
Other	(47)	1,772	3,291	5,016

Balance at April 30, 2011	$1,635,366	$1,036,167	$141,213	$2,812,746
Acquisitions	84,845	—	156,778	241,623
Other	86	(925)	1,088	249

Balance at April 30, 2012	$1,720,297	$1,035,242	$299,079	$3,054,618

Included in the other category at April 30, 2012 and 2011, were foreign currency exchange and other adjustments.

The Company’s other intangible assets and related accumulated amortization and impairment charges are as follows:

	April 30, 2012			April 30, 2011
	Acquisition Cost	Accumulated Amortization/ Impairment Charges	Net	Acquisition Cost	Accumulated Amortization/ Impairment Charges	Net
Finite-lived intangible assets subject to amortization:
Customer and contractual relationships	$1,415,084	$238,419	$1,176,665	$1,180,000	$168,125	$1,011,875
Patents and technology	158,770	36,888	121,882	134,970	25,980	108,990
Trademarks	62,554	18,854	43,700	35,153	6,652	28,501

Total intangible assets subject to amortization	$1,636,408	$294,161	$1,342,247	$1,350,123	$200,757	$1,149,366

Indefinite-lived intangible assets not subject to amortization:
Trademarks	$1,855,621	$10,861	$1,844,760	$1,799,862	$9,218	$1,790,644

Total other intangible assets	$3,492,029	$305,022	$3,187,007	$3,149,985	$209,975	$2,940,010

Amortization expense for finite-lived intangible assets was $87,721, $73,438, and $72,417 in 2012, 2011, and 2010, respectively. The weighted-average useful life of the finite-lived intangible assets is 18 years. Based on the amount of intangible assets subject to amortization at April 30, 2012, the estimated amortization expense for each of the succeeding five years is approximately $96,000.

The Company reviews goodwill and other indefinite-lived intangible assets at least annually for impairment. The annual impairment review was performed as of February 1, 2012. Goodwill impairment is tested at the reporting unit level which is the Company’s operating segments.

Nonrecurring fair value adjustments of $4,590, $17,599, and $11,658 were recognized related to the impariment of certain intangible assets in 2012, 2011, and 2010, respectively. The impairment recognized in 2012 was related to a finite-lived trademark. The impairment was recognized in the fourth quarter when the Company evaluated the historical performance and future growth of this regional canned milk brand. The Company utilized Level 3 inputs based on management’s best estimates and assumptions to estimate the fair value of the trademark and concluded the trademark had no value. The majority of the impairment recognized in 2011 and 2010 was related to the Europe’s Best trademark and customer relationship. In October 2011, the Company sold the Europe’s Best frozen fruit and vegetable business, resulting in a loss of $11,287.

Pensions and Other Postretirement Benefits	12 Months Ended
Apr. 30, 2012
Pensions and Other Postretirement Benefits [Abstract]
Pensions and Other Postretirement Benefits
NOTE 8	PENSIONS AND OTHER POSTRETIREMENT BENEFITS

The Company has defined benefit pension plans covering certain domestic and Canadian employees. Benefits are based on the employee’s years of service and compensation. The Company’s plans are funded in conformity with the funding requirements of applicable government regulations.

In addition to providing pension benefits, the Company sponsors several unfunded, defined postretirement plans that provide health care and life insurance benefits to certain retired domestic and Canadian employees. These plans are contributory, with retiree contributions adjusted periodically, and contain other cost-sharing features, such as deductibles and coinsurance. Covered employees generally are eligible for these benefits when they reach age 55 and have attained 10 years of credited service.

Upon completion of the restructuring activity discussed in Note 4: Restructuring, approximately 850 full-time positions will be reduced. The Company has included the estimated impact of the planned reductions in measuring the U.S. and Canadian benefit obligation of the pension plans and other postretirement plans at April 30, 2012. As a result, the benefit obligation of the pension plans and other postretirement plans decreased by approximately $2,700 and increased by approximately $1,900, respectively. Included in the following tables are charges recognized for termination benefits, curtailment, and settlement as a result of the restructuring plan.

The following table summarizes the components of net periodic benefit cost and the change in accumulated other comprehensive (loss) income related to the defined benefit pension and other postretirement plans.

	Defined Benefit Pension Plans			Other Postretirement Benefits
Year Ended April 30,	2012	2011	2010	2012	2011	2010
Service cost	$8,050	$7,504	$5,755	$2,348	$1,620	$1,525
Interest cost	26,210	25,491	24,788	3,075	2,775	2,607
Expected return on plan assets	(26,955)	(26,848)	(22,894)	—	—	—
Amortization of prior service cost (credit)	1,117	1,146	1,362	(425)	(489)	(489)
Amortization of net actuarial loss (gain)	9,381	10,294	6,291	(43)	(536)	(1,043)
Curtailment loss (gain)	1,124	4,095	—	(115)	—	—
Settlement loss	1,066	—	—	—	—	—
Termination benefit cost	1,838	8,395	—	2,030	2,413	—

Net periodic benefit cost	$21,831	$30,077	$15,302	$6,870	$5,783	$2,600

Other changes in plan assets and benefit liabilities recognized in accumulated other comprehensive (loss) income before income taxes:
Prior service cost arising during the year	$—	$(359)	$(1,334)	$—	$(925)	$—
Net actuarial loss arising during the year	(82,125)	(13,533)	(13,713)	(4,163)	(7,769)	(3,248)
Amortization of prior service cost (credit)	1,117	1,146	1,362	(425)	(489)	(489)
Amortization of net actuarial loss (gain)	9,381	10,294	6,291	(43)	(536)	(1,043)
Curtailment loss (gain)	1,124	4,095	—	(115)	—	—
Settlement loss	1,066	—	—	—	—	—
Foreign currency translation	1,092	(2,032)	(5,932)	(69)	104	173
Other adjustments	23	—	(71)	—	—	—

Net change for year	$(68,322)	$(389)	$(13,397)	$(4,815)	$(9,615)	$(4,607)

Weighted-average assumptions used in determining net periodic benefit costs:
U.S. plans:
Discount rate	5.50%	5.80%	7.40%	5.50%	5.80%	7.40%
Expected return on plan assets	7.00	7.50	7.75	—	—	—
Rate of compensation increase	4.14	4.15	3.79	—	—	—
Canadian plans:
Discount rate	5.00%	5.30%	5.40%	5.00%	5.30%	5.40%
Expected return on plan assets	6.66	7.08	7.33	—	—	—
Rate of compensation increase	4.00	4.00	4.00	—	—	—

The Company uses a measurement date of April 30 to determine defined benefit pension plans and other postretirement benefits’ assets and benefit obligations.

The following table sets forth the combined status of the plans as recognized in the Consolidated Balance Sheets.

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$503,346	$450,728	$59,789	$45,592
Service cost	8,050	7,504	2,348	1,620
Interest cost	26,210	25,491	3,075	2,775
Amendments	—	359	—	925
Actuarial loss	60,019	30,276	4,278	7,769
Participant contributions	514	498	1,412	1,077
Benefits paid	(28,603)	(30,502)	(3,595)	(3,674)
Foreign currency translation adjustments	(5,052)	8,446	(526)	1,270
Curtailment	398	2,151	(115)	—
Settlement	(4,974)	—	—	—
Termination benefit cost	1,838	8,395	2,030	2,413
Other adjustments	—	—	133	22

Benefit obligation at end of year	$561,746	$503,346	$68,829	$59,789

Change in plan assets:
Fair value of plan assets at beginning of year	$407,600	$367,322	$—	$—
Actual return on plan assets	5,246	45,743	—	—
Company contributions	11,428	16,779	2,165	2,576
Participant contributions	514	498	1,412	1,077
Benefits paid	(28,603)	(30,502)	(3,595)	(3,674)
Foreign currency translation adjustments	(4,744)	7,760	—	—
Settlement	(4,974)	—	—	—
Other adjustments	—	—	18	21

Fair value of plan assets at end of year	$386,467	$407,600	$—	$—

Funded status of the plans	$(175,279)	$(95,746)	$(68,829)	$(59,789)

Other noncurrent assets	$—	$2,976	$—	$—
Defined benefit pensions	(147,551)	(98,722)	—	—
Accrued compensation	(27,728)	—	—	—
Postretirement benefits other than pensions	—	—	(68,829)	(59,789)

Net benefit liability	$(175,279)	$(95,746)	$(68,829)	$(59,789)

The Company will offer terminated pension participants a lump-sum cash settlement in order to reduce the Company’s future pension obligation and administrative costs. Approximately $20,000 of the $27,728 in accrued compensation relates to the anticipated lump-sum payments.

The following table summarizes amounts recognized in accumulated other comprehensive (loss) income in the Consolidated Balance Sheets, before income taxes.

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2012	2011	2012	2011
Net actuarial (loss) gain	$(204,471)	$(134,306)	$2,293	$6,683
Prior service (cost) credit	(2,966)	(4,809)	1,704	2,129

Total recognized in accumulated other comprehensive (loss) income	$(207,437)	$(139,115)	$3,997	$8,812

During 2013, the Company expects to recognize amortization of net actuarial losses and prior service cost of $13,298 and $588, respectively, in net periodic benefit cost.

The following table sets forth the assumptions used in determining the benefit obligations.

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2012	2011	2012	2011
Weighted-average assumptions used in determining benefit obligation:
U.S. plans:
Discount rate	4.70%	5.50%	4.70%	5.50%
Rate of compensation increase	4.14	4.14	—	—
Canadian plans:
Discount rate	4.20%	5.00%	4.20%	5.00%
Rate of compensation increase	4.00	4.00	—	—

For 2013, the assumed health care trend rates are 8.0 percent and 6.5 percent for the U.S. and Canadian plans, respectively. The rate for participants under age 65 is assumed to decrease to 5.0 percent in 2019 and 4.5 percent in 2017 for the U.S. and Canadian plans, respectively. The health care cost trend rate assumption has a significant effect on the amount of the other postretirement benefits obligation and periodic other postretirement benefits cost reported.

A one-percentage point annual change in the assumed health care cost trend rate would have the following effect as of April 30, 2012:

	One-Percentage Point
	Increase	Decrease
Effect on total service and interest cost components	$209	$176
Effect on benefit obligation	3,274	2,844

The following table sets forth selective information pertaining to the Company’s Canadian pension and other postretirement benefit plans.

	Defined Benefit Pension Plans		Other Postretirement Benefits
Year Ended April 30,	2012	2011	2012	2011
Benefit obligation at end of year	$125,708	$123,600	$13,255	$12,898
Fair value of plan assets at end of year	104,475	113,814	—	—

Funded status of the plans	$(21,233)	$(9,786)	$(13,255)	$(12,898)

Components of net periodic benefit cost:
Service cost	$1,362	$1,470	$39	$34
Interest cost	5,616	5,713	570	596
Expected return on plan assets	(7,018)	(6,912)	—	—
Amortization of net actuarial loss (gain)	2,983	4,836	(4)	(39)
Curtailment loss (gain)	—	185	(115)	—
Settlement loss	1,066	—	—	—
Termination benefit cost	—	933	—	—
Other	—	6	—	(1)

Net periodic benefit cost	$4,009	$6,231	$490	$590

Changes in plan assets:
Company contributions	$6,123	$4,629	$762	$771
Participant contributions	514	498	—	—
Benefits paid	(9,324)	(8,595)	(762)	(771)
Actual return on plan assets	3,066	10,419	—	—
Foreign currency translation	(4,744)	7,760	—	—
Settlement loss	(4,974)	—	—	—

The following table sets forth additional information related to the Company’s defined benefit pension plans.

	April 30,
	2012	2011
Accumulated benefit obligation for all pension plans	$523,584	$468,604
Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	523,584	436,329
Fair value of plan assets	386,467	371,895
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	561,746	473,555
Fair value of plan assets	386,467	374,741

The Company employs a total return on investment approach for the defined benefit pension plans’ assets. A mix of equity, fixed-income, and alternative investments is used to maximize the long-term rate of return on assets for the level of risk. In determining the expected long-term rate of return on the defined benefit pension plans’ assets, management considers the historical rates of return, the nature of investments, the asset allocation, and expectations of future investment strategies.

The following tables summarize the fair value of the major asset classes for the U.S. and Canadian defined benefit pension plans and the levels within the fair value hierarchy in which the fair value measurements fall.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2012
Cash and cash equivalents (A)	$13,999	$—	$—	$13,999
Equity securities:
U.S. (B)	79,582	16,872	—	96,454
International (C)	65,361	13,029	—	78,390
Fixed-income securities:
Bonds (D)	82,109	—	—	82,109
Fixed income (E)	76,866	—	—	76,866
Other types of investments:
Hedge funds (F)	—	—	22,351	22,351
Private equity funds (F)	—	—	16,298	16,298

Total financial assets measured at fair value	$317,917	$29,901	$38,649	$386,467

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2011
Cash and cash equivalents (A)	$6,006	$—	$—	$6,006
Equity securities:
U.S. (B)	82,457	18,930	4,777	106,164
International (C)	40,189	41,808	—	81,997
Fixed-income securities:
Bonds (D)	65,126	17,610	—	82,736
Fixed income (E)	45,515	34,544	—	80,059
Other types of investments:
Hedge funds (F)	—	—	37,451	37,451
Private equity funds (F)	—	—	13,187	13,187

Total financial assets measured at fair value	$239,293	$112,892	$55,415	$407,600

(A)	This category includes money market holdings with maturities of three months or less and are classified as Level 1. Based on the short-term nature of these assets, carrying value approximates fair value.
(B)	This category is invested primarily in a portfolio of common stocks included in the Russell 1000 Index and traded on active exchanges. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are funds that consist of equity securities traded on active exchanges. The Level 3 assets are valued at approximate fair value. No assets were classified as Level 3 as of April 30, 2012.
(C)	This category is invested primarily in common stocks and other equity securities traded on active exchanges whose issuers are located outside of the U.S. The fund invests primarily in developed countries, but may also invest in emerging markets. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are funds that consist of equity securities traded on active exchanges.
(D)	This category seeks to duplicate the return characteristics of high-quality corporate bonds with a duration range of 10 to 13 years. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are funds that consist of bonds traded on active exchanges. No assets were classified as Level 2 as of April 30, 2012.
(E)	This category is comprised of a core fixed-income fund that invests at least 80 percent of its assets in investment-grade U.S. corporate and government fixed-income securities, including mortgage-backed securities. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are funds that consist of fixed-income securities traded on active exchanges. No assets were classified as Level 2 as of April 30, 2012.
(F)	The hedge funds category is comprised of hedge funds of funds which invest in equity hedge, directional, relative value, and event-driven funds. The hedge funds have quarterly liquidity with 65 days’ notice. The private equity funds category is comprised of one fund that consists primarily of limited partnership interests in corporate finance and venture capital funds. The private equity fund cannot be redeemed and return of principal is based on the liquidation of the underlying assets. Both the hedge funds and the private equity fund are classified as Level 3 assets and are valued based on each fund’s net asset value (“NAV”). NAV is calculated based on the estimated fair value of the underlying investment funds within the portfolio and is corroborated by management’s review.

The following table presents a rollforward of activity for Level 3 assets between May 1, 2011 and April 30, 2012.

	U.S. Equity Securities	Hedge Funds	Private Equity Funds	Total
Balance at May 1, 2011	$4,777	$37,451	$13,187	$55,415
Purchases and sales – net	2,999	(13,616)	1,095	(9,522)
Actual return on plan assets sold during the period	(7,776)	(893)	—	(8,669)
Actual return on plan assets still held at reporting date	—	(591)	2,016	1,425

Balance at April 30, 2012	$—	$22,351	$16,298	$38,649

The Company’s current investment policy is to invest approximately 45 percent of assets in equity securities, 41 percent in fixed-income securities, and 14 percent in cash and other investments. Included in equity securities were 317,552 of the Company’s common shares at April 30, 2012 and 2011. The market value of these shares was $25,287 at April 30, 2012. The Company paid dividends of $597 on these shares during 2012.

The Company expects to contribute approximately $32 million, including $20 million of anticipated lump-sum cash settlements, to the defined benefit pension plans in 2013. The Company expects the following payments to be made from the defined benefit pension and other postretirement benefit plans: $47 million in 2013, $34 million in 2014, $33 million in 2015, $40 million in 2016, $34 million in 2017, and $185 million in 2018 through 2022.

Share-Based Payments	12 Months Ended
Apr. 30, 2012
Share-Based Payments [Abstract]
Share-Based Payments
NOTE 9	SHARE-BASED PAYMENTS

The Company provides for equity-based incentives to be awarded to key employees and non-employee directors. Currently, these incentives consist of restricted shares, restricted stock units, deferred shares, deferred stock units, performance units, and stock options. These awards are administered primarily through the 2010 Equity and Incentive Compensation Plan approved by the Company’s shareholders in August 2010. Awards under this plan may be in the form of stock options, stock appreciation rights, restricted shares, restricted stock units (which may also be referred to as deferred stock units), performance shares, performance units, incentive awards, and other share-based awards. Awards under this plan may be granted to the Company’s and its subsidiaries’ non-employee directors, consultants, officers, and other employees. Deferred stock units granted to non-employee directors vest immediately. At April 30, 2012, there were 7,311,613 shares available for future issuance under this plan.

Under the 2010 Equity and Incentive Compensation Plan, the Company has the option to settle share-based awards by issuing common shares from treasury, issuing new Company common shares, or issuing a combination of common shares from treasury and new Company common shares.

Stock Options: The following table is a summary of the Company’s stock option activity and related information.

	Options	Weighted-Average Exercise Price
Outstanding at May 1, 2011	196,925	$41.18
Exercised	(72,084)	39.46

Outstanding and exercisable at April 30, 2012	124,841	$42.18

At April 30, 2012, the weighted-average remaining contractual term for stock options outstanding and exercisable was 1.8 years and the aggregate intrinsic value of these stock options was approximately $4,675.

The total intrinsic value of options exercised during 2012, 2011, and 2010 was approximately $2,644, $13,355, and $5,876, respectively.

Other Equity Awards: The following table is a summary of the Company’s restricted shares, deferred shares, deferred stock units, and performance units.

	Restricted/Deferred Shares and Deferred Stock Units	Weighted-Average Grant Date Fair Value	Performance Units	Weighted-Average Fair Value
Outstanding at May 1, 2011	1,157,266	$49.39	125,360	$77.53
Granted	152,180	78.32	99,455	76.37
Converted	125,360	77.53	(125,360)	77.53
Vested	(430,831)	52.60	—	—
Forfeited	(12,985)	52.91	—	—

Outstanding at April 30, 2012	990,990	$55.95	99,455	$76.37

The total fair value of equity awards other than stock options vesting in 2012, 2011, and 2010 was approximately $22,663, $17,680, and $16,273, respectively. The weighted-average grant date fair value of restricted shares, deferred shares, deferred stock units, and performance units is the average of the high and the low share price on the date of grant. The following table summarizes the weighted-average grant date fair values of the equity awards granted in 2012, 2011, and 2010.

Year Ended April 30,	Restricted/ Deferred Shares and Deferred Stock Units	Weighted- Average Grant Date Fair Value	Performance Units	Weighted- Average Grant Date Fair Value
2012	152,180	$78.32	99,455	$76.37
2011	303,863	58.32	125,360	77.53
2010	504,580	44.63	190,010	57.37

The performance units column represents the number of restricted shares received by certain executive officers, subsequent to year end, upon conversion of the performance units earned during the year. Restricted stock generally vests four years from the date of grant or upon the attainment of a defined age and years of service.

Debt and Financing Arrangements	12 Months Ended
Apr. 30, 2012
Debt and Financing Arrangements [Abstract]
Debt and Financing Arrangements
NOTE 10	DEBT AND FINANCING ARRANGEMENTS

Long-term debt consists of the following:

	Year Ended April 30,
	2012	2011
4.78% Senior Notes due June 1, 2014	$100,000	$100,000
6.12% Senior Notes due November 1, 2015	24,000	24,000
6.63% Senior Notes due November 1, 2018	397,906	380,039
3.50% Notes due October 15, 2021	748,637	—
5.55% Senior Notes due April 1, 2022	400,000	400,000
4.50% Senior Notes due June 1, 2025	400,000	400,000

Total long-term debt	$2,070,543	$1,304,039
Current portion of long-term debt	50,000	—

Total long-term debt, less current portion	$2,020,543	$1,304,039

On October 18, 2011, the Company completed a public issuance of $750.0 million in aggregate principal amount of 3.50 percent Notes due October 15, 2021. Interest is payable semiannually beginning April 15, 2012. The Company received proceeds of $748.6 million, net of an offering discount of $1.4 million. The discount is being amortized to interest expense over the life of the 3.50 percent Notes, resulting in an effective rate of 3.52 percent. The 3.50 percent Notes may be redeemed at any time prior to maturity, at the option of the Company. The 3.50 percent Notes are senior unsecured obligations and rank equally with the Company’s other unsecured and unsubordinated debt and are guaranteed fully and unconditionally, on a joint and several basis, by J. M. Smucker LLC and The Folgers Coffee Company, two of the Company’s 100 percent wholly-owned subsidiaries. A portion of the proceeds was used to fund the Sara Lee foodservice business acquisition and for the repayment of borrowings outstanding under the Company’s revolving credit facility, resulting from funding the Rowland Coffee acquisition. The remainder was used for general corporate purposes, including share repurchases.

In anticipation of the 3.50 percent Notes public issuance, the Company entered into a forward-starting interest rate swap in August 2011 to partially hedge the risk of an increase in the benchmark interest rate during the period leading up to the public issuance. The interest rate swap was designated as a cash flow hedge with a notional amount of $500.0 million. On October 13, 2011, in conjunction with the pricing of the 3.50 percent Notes, the Company terminated the interest rate swap prior to maturity. The termination resulted in a loss of $6.2 million, which will be amortized over the life of the related debt offering. For additional information, see Note 12: Derivative Financial Instruments.

In 2011, the Company entered into an interest rate swap on the 6.63 percent Senior Notes due November 1, 2018, converting the Senior Notes from a fixed to a variable-rate basis until maturity. The interest rate swap was designated as a fair value hedge of the underlying debt obligation with a notional amount of $376.0 million. In August 2011, the Company terminated the interest rate swap prior to maturity. As a result of the early termination, the Company received $27.0 million in cash, which included $3.1 million of interest receivable, and realized a gain of $23.9 million, which was deferred and will be recognized as a reduction of future interest expense through November 1, 2018. The unamortized benefit at April 30, 2012, was $21.9 million and the fair value adjustment of the interest rate swap at April 30, 2011, was $4.0 million, and both were recorded as an increase in the long-term debt balance. For additional information, see Note 12: Derivative Financial Instruments.

All of the Company’s Senior Notes are unsecured and interest is paid semiannually. Scheduled payments are required on the 5.55 percent Senior Notes, the first of which is $50.0 million on April 1, 2013, and on the 4.50 percent Senior Notes, the first of which is $100.0 million on June 1, 2020.

Interest paid totaled approximately $86.6 million, $62.1 million, and $76.5 million in 2012, 2011, and 2010, respectively. This differs from interest expense due to the timing of payments, amortization of fair value adjustments, amortization of debt issuance costs, and interest capitalized.

On July 29, 2011, the Company entered into a second amended and restated credit agreement with a group of 10 banks, which provides for an unsecured revolving credit line of $1.0 billion and matures July 29, 2016. The Company’s borrowings under the credit facility bear interest based on the prevailing U.S. Prime Rate, Canadian Base Rate, London Interbank Offered Rate (“LIBOR”), or Canadian Dealer Offered Rate, as determined by the Company. Interest is payable either on a quarterly basis or at the end of the borrowing term. At April 30, 2012, the Company did not have a balance outstanding under the revolving credit facility. The Company had standby letters of credit of approximately $7.8 million outstanding at April 30, 2012.

The Company’s debt instruments contain certain financial covenant restrictions including consolidated net worth, a leverage ratio, and an interest coverage ratio. The Company is in compliance with all covenants.

Contingencies	12 Months Ended
Apr. 30, 2012
Contingencies [Abstract]
Contingencies
NOTE 11	CONTINGENCIES

The Company, like other food manufacturers, is from time to time subject to various administrative, regulatory, and other legal proceedings arising in the ordinary course of business. The Company is currently a defendant in a variety of such legal proceedings. The Company cannot predict with certainty the ultimate results of these proceedings or reasonably determine a range of potential loss. The Company’s policy is to accrue costs for contingent liabilities when such liabilities are probable and amounts can be reasonably estimated. Based on the information known to date, the Company does not believe the final outcome of these proceedings will have a material adverse effect on the Company’s financial position, results of operations, or cash flows.

Derivative Financial Instruments	12 Months Ended
Apr. 30, 2012
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
NOTE 12	DERIVATIVE FINANCIAL INSTRUMENTS

The Company is exposed to market risks, such as changes in commodity prices, foreign currency exchange rates, and interest rates. To manage the volatility related to these exposures, the Company enters into various derivative transactions. By policy, the Company historically has not entered into derivative financial instruments for trading purposes or for speculation.

Commodity Price Management: The Company enters into commodity futures and options contracts to manage the price volatility and reduce the variability of future cash flows related to anticipated inventory purchases of key raw materials, notably green coffee, edible oils, and flour. The Company also enters into commodity futures and options contracts to manage price risk for energy input costs, including natural gas and diesel fuel. The derivative instruments generally have maturities of less than one year.

Certain of the derivative instruments associated with the Company’s U.S. Retail Coffee and U.S. Retail Consumer Foods segments meet the hedge criteria and are accounted for as cash flow hedges. The mark-to-market gains or losses on qualifying hedges are deferred and included as a component of accumulated other comprehensive (loss) income to the extent effective, and reclassified to cost of products sold in the period during which the hedged transaction affects earnings. Cash flows related to qualifying hedges are classified consistently with the cash flows from the hedged item in the Statements of Consolidated Cash Flows. In order to qualify as a hedge of commodity price risk, it must be demonstrated that the changes in the fair value of the commodity’s futures contracts are highly effective in hedging price risks associated with the commodity purchased. Hedge effectiveness is measured and assessed at inception and on a monthly basis. The mark-to-market gains or losses on nonqualifying and ineffective portions of commodity hedges are recognized in cost of products sold immediately.

Foreign Currency Exchange Rate Hedging: The Company utilizes foreign currency forwards and options contracts to manage the effect of foreign currency exchange fluctuations on future cash payments primarily related to purchases of certain raw materials, finished goods, and fixed assets in Canada. The contracts generally have maturities of less than one year. At the inception of the contract, the derivative is evaluated and documented for hedge accounting treatment. Instruments currently used to manage foreign currency exchange exposures do not meet the requirements for hedge accounting treatment and the change in value of these instruments is immediately recognized in cost of products sold. If the contract qualifies for hedge accounting treatment, to the extent the hedge is deemed effective, the associated mark-to-market gains and losses are deferred and included as a component of accumulated other comprehensive (loss) income. These gains or losses are reclassified to earnings in the period the contract is executed. The ineffective portion of these contracts is immediately recognized in earnings.

Interest Rate Hedging: The Company utilizes interest rate swaps to mitigate the exposure to interest rate risk. At the inception of the contract, the instrument is evaluated and documented for hedge accounting treatment.

In August 2011, the Company entered into a forward-starting interest rate swap agreement to partially hedge the risk of an increase in the benchmark interest rate during the period leading up to the $750.0 million 3.50 percent Notes public offering. The interest rate swap was designated as a cash flow hedge. The mark-to-market gains or losses on the swap were deferred and included as a component of accumulated other comprehensive (loss) income to the extent effective, and reclassified to interest expense in the period during which the hedged transaction affected earnings. In October 2011, in conjunction with the pricing of the 3.50 percent Notes, the Company terminated the interest rate swap prior to maturity, resulting in a loss of $6.2 million. The resulting loss will be recognized in interest expense ratably over the life of the related debt. The ineffective portion of the hedge was reclassified to interest expense upon termination of the swap. For additional information, see Note 10: Debt and Financing Arrangements.

The Company’s interest rate swap on the 6.63 percent Senior Notes due November 1, 2018, met the criteria to be designated as a fair value hedge. The Company received a fixed rate and paid variable rates, hedging the underlying debt and the associated changes in the fair value of the debt. The interest rate swap was recognized at fair value in the Consolidated Balance Sheet at April 30, 2011, and changes in the fair value were recognized in interest expense. Gains and losses recognized in interest expense on the instrument had no net impact to earnings, as the change in the fair value of the derivative was equal to the change in fair value of the underlying debt. In August 2011, the Company terminated the interest rate swap on the 6.63 percent Senior Notes prior to maturity, resulting in a gain of $23.9 million which was deferred and will be recognized over the remaining life of the underlying debt as a reduction of future interest expense. In 2012, the Company recognized $2.0 million of the gain with the remaining to be recognized as follows: $2.9 million in 2013, $3.0 million in 2014, $3.2 million in 2015, $3.4 million in 2016, and the remaining $9.4 million in 2017 through 2019. For additional information, see Note 10: Debt and Financing Arrangements.

The following table sets forth the fair value of derivative instruments recognized in the Consolidated Balance Sheets.

	April 30, 2012		April 30, 2011
	Other Current Assets	Other Current Liabilities	Other Current Assets	Other Current Liabilities	Other Noncurrent Liabilities
Derivatives designated as hedging instruments:
Commodity contracts	$6,569	$19,510	$3,408	$—	$—
Interest rate contract	—	—	5,423	—	1,384

Total derivatives designated as hedging instruments	$6,569	$19,510	$8,831	$—	$1,384

Derivatives not designated as hedging instruments:
Commodity contracts	$3,166	$3,631	$9,887	$5,432	$—
Foreign currency exchange contracts	436	982	317	3,204	—

Total derivatives not designated as hedging instruments	$3,602	$4,613	$10,204	$8,636	$—

Total derivative instruments	$10,171	$24,123	$19,035	$8,636	$1,384

The Company has elected to not offset fair value amounts recognized for commodity derivative instruments and its cash margin accounts executed with the same counterparty. The Company maintained cash margin accounts of $32,529 and $12,292 at April 30, 2012 and 2011, respectively, that are included in other current assets in the Consolidated Balance Sheets.

The following table presents information on pre-tax commodity contract net gains and losses recognized on derivatives designated as cash flow hedges.

	Year Ended April 30,
	2012	2011
(Losses) gains recognized in other comprehensive (loss) income (effective portion)	$(31,830)	$21,082
Gains reclassified from accumulated other comprehensive (loss) income to cost of products sold (effective portion)	1,887	14,780

Change in accumulated other comprehensive (loss) income	$(33,717)	$6,302

(Losses) gains recognized in cost of products sold (ineffective portion)	$(853)	$611

Included as a component of accumulated other comprehensive (loss) income at April 30, 2012 and 2011, were deferred pre-tax net losses of $24,287 and deferred pre-tax net gains of $9,430, respectively, related to commodity contracts. The related tax impact recognized in accumulated other comprehensive (loss) income was a benefit of $8,820 and expense of $3,430 at April 30, 2012 and 2011, respectively. The entire amount of the deferred net loss included in accumulated other comprehensive (loss) income at April 30, 2012, is expected to be recognized in earnings within one year as the related commodity is sold.

The following table presents information on the pre-tax losses recognized on the interest rate swap designated as a cash flow hedge.

	Year Ended April 30,
	2012	2011
Losses recognized in other comprehensive (loss) income (effective portion)	$(6,192)	$—
Losses reclassified from accumulated other comprehensive (loss) income to interest expense (effective portion)	(278)	—

Change in accumulated other comprehensive (loss) income	$(5,914)	$—

Losses recognized in interest expense (ineffective portion)	$(19)	$—

Included as a component of accumulated other comprehensive (loss) income at April 30, 2012, were deferred pre-tax losses of $5,914 related to the termination of the interest rate contract, of which approximately $500 will be recognized over the next 12 months. The related tax benefit recognized in accumulated other comprehensive (loss) income was $2,133 at April 30, 2012.

The following table presents the net realized and unrealized gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments.

	Year Ended April 30,
	2012	2011
Gains (losses) on commodity contracts	$16,306	$(3,994)
Gains (losses) on foreign currency exchange contracts	951	(3,290)

Gains (losses) recognized in cost of products sold (derivatives not designated as hedging instruments)	$17,257	$(7,284)

The following table presents the gross contract notional value of outstanding derivative contracts.

	April 30,
	2012	2011
Commodity contracts	$983,381	$869,107
Foreign currency exchange contracts	94,424	73,158
Interest rate contract	—	376,000

Other Financial Instruments and Fair Value Measurements	12 Months Ended
Apr. 30, 2012
Other Financial Instruments and Fair Value Measurements [Abstract]
Other Financial Instruments and Fair Value Measurements
NOTE 13	OTHER FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

Financial instruments, other than derivatives, that potentially subject the Company to significant concentrations of credit risk consist principally of cash investments and trade receivables. With respect to trade receivables, the Company believes there is no concentration of risk with any single customer whose failure or nonperformance would materially affect the Company’s results other than as discussed in Major Customer of Note 1: Accounting Policies. The Company does not require collateral from its customers. The Company’s financial instruments, other than its long-term debt, are recognized at estimated fair value in the Consolidated Balance Sheets.

The following table provides information on the carrying amount and fair value of the Company’s financial assets (liabilities).

	April 30, 2012		April 30, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Marketable securities	$—	$—	$18,600	$18,600
Other investments	43,217	43,217	41,560	41,560
Derivative financial instruments – net	(13,952)	(13,952)	9,015	9,015
Long-term debt	(2,070,543)	(2,443,514)	(1,304,039)	(1,648,614)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect the Company’s market assumptions.

The following tables summarize the fair values and the levels within the fair value hierarchy in which the fair value measurements fall for the Company’s financial assets (liabilities).

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2012
Other investments: (B)
Equity mutual funds	$14,649	$—	$—	$14,649
Municipal obligations	—	20,392	—	20,392
Other investments	1,132	7,044	—	8,176
Derivatives: (C)
Commodity contracts – net	(12,788)	(618)	—	(13,406)
Foreign currency exchange contracts – net	(1)	(545)	—	(546)
Long-term debt (D)	(777,023)	(1,666,491)	—	(2,443,514)

Total financial instruments measured at fair value	$(774,031)	$(1,640,218)	$—	$(2,414,249)

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2011
Marketable securities (A)	$—	$18,600	$—	$18,600
Other investments: (B)
Equity mutual funds	14,011	—	—	14,011
Municipal obligations	—	20,042	—	20,042
Other investments	464	7,043	—	7,507
Derivatives: (C)
Commodity contracts – net	7,863	—	—	7,863
Foreign currency exchange contracts – net	(2,887)	—	—	(2,887)
Interest rate contract – net	—	4,039	—	4,039
Long-term debt (D)	—	(1,648,614)	—	(1,648,614)

Total financial instruments measured at fair value	$19,451	$(1,598,890)	$—	$(1,579,439)

(A)	The Company’s marketable securities consisted entirely of commercial paper at April 30, 2011, and were broker-priced and valued by a third party using valuation techniques which utilize inputs that are derived principally from or corroborated by observable market data. All securities had matured or were sold at values that were consistent with the previously estimated fair values prior to April 30, 2012.
(B)	The Company’s other investments consist of funds maintained for the payment of benefits associated with nonqualified retirement plans. The funds include equity securities listed in active markets and municipal obligations valued by a third party using valuation techniques which utilize inputs that are derived principally from or corroborated by observable market data. As of April 30, 2012, the Company’s municipal obligations are scheduled to mature as follows: $3,536 in 2013, $732 in 2014, $2,739 in 2015, $927 in 2016, and the remaining $12,458 in 2017 and beyond.
(C)	The Company’s Level 1 derivatives are valued using quoted market prices for identical instruments in active markets. The Level 2 derivatives are valued using quoted prices for similar assets or liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability. The Company’s interest rate swap was valued using the income approach, observable Level 2 market expectations at the measurement date, and standard valuation techniques to convert future amounts to a single discounted present value. The specific inputs used to value the swap included futures contracts valued based on LIBOR, LIBOR cash and swap rates, and credit risk at commonly quoted intervals. For additional information, see Note 12: Derivative Financial Instruments.
(D)	The Company’s long-term debt is comprised of public Notes classified as Level 1 and private Senior Notes classified as Level 2. The public Notes are traded in an active secondary market and valued using quoted prices. The value of the private Senior Notes is based on the net present value of each interest and principal payment calculated, utilizing an interest rate derived from a fair market yield curve. For additional information, see Note 10: Debt and Financing Arrangements.

Income Taxes	12 Months Ended
Apr. 30, 2012
Income Taxes [Abstract]
Income Taxes
NOTE 14	INCOME TAXES

Deferred income taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting. Significant components of the Company’s deferred tax assets and liabilities are as follows:

	April 30,
	2012	2011
Deferred tax liabilities:
Intangible assets	$1,018,262	$1,025,301
Property, plant, and equipment	106,218	111,537
Other	8,107	10,016

Total deferred tax liability	$1,132,587	$1,146,854

Deferred tax assets:
Post-employment and other employee benefits	$107,543	$84,723
Tax credit and loss carryforwards	5,494	4,583
Intangible assets	3,370	3,279
Other	40,719	27,668

Total deferred tax assets	$157,126	$120,253
Valuation allowance for deferred tax assets	(3,072)	(3,324)

Total deferred tax assets, less allowance	$154,054	$116,929

Net deferred tax liability	$978,533	$1,029,925

The following table summarizes domestic and foreign loss and credit carryforwards at April 30, 2012.

	Related Tax Deduction	Deferred Tax Asset	Valuation Allowance	Expiration Date
Tax carryforwards:
Federal capital loss carryforward	$1,917	$694	$—	2017
State loss carryforwards	63,482	3,154	2,935	2013 to 2031
State tax credit carryforwards	—	1,636	—	2019
Foreign jurisdictional tax credit carryforwards	—	10	—	2015

Total tax carryforwards	$65,399	$5,494	$2,935

The Company evaluates the realizability of deferred tax assets for each of the jurisdictions in which it operates. Included in the overall valuation allowance is $137 for other deferred tax assets where it is more likely than not that those assets will not be realized. The total valuation allowance decreased by $252, $146, and $5,556 in 2012, 2011, and 2010, respectively, primarily due to the expiration of state loss carryforwards that had full valuation allowances.

Deferred income taxes have not been provided on approximately $200,100 of undistributed earnings of foreign subsidiaries since these amounts are considered to be permanently reinvested. Any additional taxes payable on the earnings of foreign subsidiaries, if remitted, would be partially offset by domestic tax deductions or tax credits for foreign taxes paid. It is not practical to estimate the amount of additional taxes that might be payable on such undistributed earnings.

Income (loss) before income taxes is as follows:

	Year Ended April 30,
	2012	2011	2010
Domestic	$706,366	$729,654	$712,226
Foreign	(5,208)	(12,490)	18,527

Income before income taxes	$701,158	$717,164	$730,753

The components of the provision for income taxes are as follows:

	Year Ended April 30,
	2012	2011	2010
Current:
Federal	$228,255	$271,361	$256,444
Foreign	6,798	4,554	6,584
State and local	23,579	21,568	12,907
Deferred:
Federal	(10,273)	(51,011)	(21,362)
Foreign	(6,867)	(7,338)	(4,386)
State and local	(78)	(1,452)	(13,572)

Total income tax expense	$241,414	$237,682	$236,615

A reconciliation of the statutory federal income tax rate and the effective income tax rate is as follows:

	Year Ended April 30,
Percent of Pretax Income	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	2.3	2.2	1.2
Domestic manufacturing deduction	(3.1)	(3.8)	(1.9)
Other items – net	0.2	(0.3)	(1.9)

Effective income tax rate	34.4%	33.1%	32.4%

Income taxes paid	$257,762	$365,994	$212,981

The Company files income tax returns in the U.S. and various state, local, and foreign jurisdictions. The Company is no longer subject to examination, with limited exceptions, for tax years prior to 2008 for U.S. federal, state, and local income taxes and tax years prior to 2005 for foreign income taxes. During 2011, the Company reached agreement with the Internal Revenue Service (“IRS”) on proposed adjustments resulting from the examination of its federal income tax returns for the tax periods ended April 30, 2008, June 30, 2009, and April 30, 2010. The agreement did not have a material effect on the Company’s effective tax rate or financial position. The Company is a voluntary participant in the Compliance Assurance Process (“CAP”) offered by the IRS and is currently under a CAP examination for the tax year ended April 30, 2012. Through the contemporaneous exchange of information with the IRS, this program is designed to identify and resolve tax positions with the IRS prior to the filing of a tax return, which allows the Company to remain current with its IRS examinations.

Within the next 12 months, it is reasonably possible that the Company could decrease its unrecognized tax benefits by an estimated $636, primarily as a result of the expiration of statute of limitations periods.

The Company’s unrecognized tax benefits as of April 30, 2012 and 2011, were $23,977 and $20,261, respectively. Of the unrecognized tax benefits, $16,410 and $13,939 would affect the effective tax rate, if recognized, as of April 30, 2012 and 2011, respectively. The Company’s accrual for tax-related net interest and penalties totaled $1,704 and $1,792 as of April 30, 2012 and 2011, respectively. The amount of tax-related net interest and penalties charged to earnings totaled $88 for 2012, and credited to earnings totaled $497 and $594 during 2011 and 2010, respectively.

A reconciliation of the Company’s unrecognized tax benefits is as follows:

	2012	2011
Balance at May 1,	$20,261	$15,322
Increases:
Current year tax positions	3,617	5,237
Prior year tax positions	2,103	4,106
Foreign currency translation	157	—
Decreases:
Prior year tax positions	—	271
Settlement with tax authorities	287	31
Expiration of statute of limitations periods	1,874	3,985
Foreign currency translation	—	117

Balance at April 30,	$23,977	$20,261

Accumulated Other Comprehensive (Loss) Income	12 Months Ended
Apr. 30, 2012
Accumulated Other Comprehensive (Loss) Income [Abstract]
Accumulated Other Comprehensive (Loss) Income
NOTE 15	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

Comprehensive income is included in the Statements of Consolidated Shareholders’ Equity. The components of accumulated other comprehensive (loss) income as shown in the Consolidated Balance Sheets are as follows:

	Foreign Currency Translation Adjustment	Pension and Other Postretirement Liabilities	Unrealized Gain (Loss) on Available-for- Sale Securities	Unrealized (Loss) Gain on Cash Flow Hedging Derivatives	Accumulated Other Comprehensive (Loss) Income
Balance at May 1, 2009	$11,062	$(67,693)	$(2,209)	$1,570	$(57,270)
Reclassification adjustments	—	—	—	(2,494)	(2,494)
Current period credit (charge)	45,926	(18,004)	4,162	3,128	35,212
Income tax benefit (expense)	—	5,691	(1,510)	(210)	3,971

Balance at April 30, 2010	$56,988	$(80,006)	$443	$1,994	$(20,581)
Reclassification adjustments	—	—	—	(3,128)	(3,128)
Current period credit (charge)	24,773	(10,004)	2,124	9,430	26,323
Income tax benefit (expense)	—	4,076	(765)	(2,296)	1,015

Balance at April 30, 2011	$81,761	$(85,934)	$1,802	$6,000	$3,629
Reclassification adjustments	—	—	—	(9,430)	(9,430)
Current period (charge) credit	(14,785)	(73,137)	1,167	(30,201)	(116,956)
Income tax benefit (expense)	—	24,808	(425)	14,383	38,766

Balance at April 30, 2012	$66,976	$(134,263)	$2,544	$(19,248)	$(83,991)

Income tax benefit (expense) is determined using the applicable deferred tax rate for each component of accumulated other comprehensive (loss) income.

Guarantor and Non-Guarantor Financial Information	12 Months Ended
Apr. 30, 2012
Guarantor and Non-Guarantor Financial Information [Abstract]
Guarantor and Non-Guarantor Financial Information
NOTE 16	GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION

On October 13, 2011, the Company filed a registration statement on Form S-3 registering certain securities described therein, including debt securities which are guaranteed by certain of the Company’s subsidiaries. The Company issued $750.0 million of 3.50 percent Notes pursuant to the registration statement that are fully and unconditionally guaranteed, on a joint and several basis, by the following 100 percent wholly-owned subsidiaries of the Company: J. M. Smucker LLC and The Folgers Coffee Company (“subsidiary guarantors”). The following condensed consolidated financial information for the Company, the subsidiary guarantors, and the non-guarantor subsidiaries is provided. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions, including transactions with the Company’s 100 percent wholly-owned subsidiary guarantors and non-guarantor subsidiaries. The Company has accounted for investments in subsidiaries using the equity method.

CONDENSED STATEMENTS OF CONSOLIDATED INCOME

	Year Ended April 30, 2012
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$4,302,743	$1,547,757	$3,822,370	$(4,147,088)	$5,525,782
Cost of products sold	3,741,054	1,408,792	2,682,636	(4,151,923)	3,680,559

Gross Profit	561,689	138,965	1,139,734	4,835	1,845,223
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	243,392	61,457	660,327	—	965,176
Amortization and impairment charges	11,196	—	81,454	—	92,650
Other operating (income) expense – net	(1,325)	(1,251)	11,690	—	9,114

Operating Income	308,426	78,759	386,263	4,835	778,283
Interest (expense) income – net	(80,675)	2,969	(2,086)	—	(79,792)
Other income (expense) – net	1,404,340	443	(3,605)	(1,398,511)	2,667
Equity in net earnings of subsidiaries	(1,095,007)	184,217	79,192	831,598	—

Income Before Income Taxes	537,084	266,388	459,764	(562,078)	701,158
Income taxes	77,340	1,140	162,934	—	241,414

Net Income	$459,744	$265,248	$296,830	$(562,078)	$459,744

CONDENSED STATEMENTS OF CONSOLIDATED INCOME

	Year Ended April 30, 2011
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$3,880,940	$2,805,614	$3,759,833	$(5,620,644)	$4,825,743
Cost of products sold	3,196,825	2,546,492	2,884,851	(5,600,942)	3,027,226

Gross Profit	684,115	259,122	874,982	(19,702)	1,798,517
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	216,731	79,263	626,182	—	922,176
Amortization and impairment charges	5,188	64,675	21,580	—	91,443
Other operating (income) expense – net	(665)	(2,599)	3,890	—	626

Operating Income	462,861	117,783	223,330	(19,702)	784,272
Interest (expense) income – net	(67,687)	3,400	(2,795)	—	(67,082)
Other (expense) income – net	(1,338)	1,735	(423)	—	(26)
Equity in net earnings of subsidiaries	203,115	83,879	67,256	(354,250)	—

Income Before Income Taxes	596,951	206,797	287,368	(373,952)	717,164
Income taxes	117,469	21,838	98,375	—	237,682

Net Income	$479,482	$184,959	$188,993	$(373,952)	$479,482

CONDENSED STATEMENTS OF CONSOLIDATED INCOME

	Year Ended April 30, 2010
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$3,675,770	$2,899,461	$3,723,605	$(5,693,547)	$4,605,289
Cost of products sold	3,259,807	2,383,363	2,858,293	(5,682,864)	2,818,599

Gross Profit	415,963	516,098	865,312	(10,683)	1,786,690
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	193,036	107,407	613,311	—	913,754
Amortization and impairment charges	10,200	65,681	9,434	—	85,315
Other operating (income) expense – net	(22,546)	7,083	12,175	—	(3,288)

Operating Income	235,273	335,927	230,392	(10,683)	790,909
Interest (expense) income – net	(53,264)	12,429	(21,559)	—	(62,394)
Other income (expense) – net	151	17,609	(15,522)	—	2,238
Equity in net earnings of subsidiaries	393,208	61,459	35,223	(489,890)	—

Income Before Income Taxes	575,368	427,424	228,534	(500,573)	730,753
Income taxes	81,230	77,280	78,105	—	236,615

Net Income	$494,138	$350,144	$150,429	$(500,573)	$494,138

CONDENSED CONSOLIDATED BALANCE SHEETS

	April 30, 2012
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$108,281	$—	$121,427	$—	$229,708
Inventories	—	161,411	815,030	(14,865)	961,576
Other current assets	334,220	3,499	114,462	—	452,181

Total Current Assets	442,501	164,910	1,050,919	(14,865)	1,643,465
Property, Plant, and Equipment	220,354	389,163	486,572	—	1,096,089
Investments in Subsidiaries and Intercompany	5,684,496	4,241,145	702,550	(10,628,191)	—
Other Noncurrent Assets
Goodwill	981,606	—	2,073,012	—	3,054,618
Other intangible assets – net	435,713	—	2,751,294	—	3,187,007
Other noncurrent assets	59,992	11,137	62,918	—	134,047

Total Other Noncurrent Assets	1,477,311	11,137	4,887,224	—	6,375,672

	$7,824,662	$4,806,355	$7,127,265	$(10,643,056)	$9,115,226

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities	$323,608	$101,714	$191,650	$—	$616,972
Noncurrent Liabilities
Long-term debt	2,020,543	—	—	—	2,020,543
Deferred income taxes	104,822	311	887,559	—	992,692
Other noncurrent liabilities	212,303	20,031	89,299	—	321,633

Total Noncurrent Liabilities	2,337,668	20,342	976,858	—	3,334,868
Shareholders’ Equity	5,163,386	4,684,299	5,958,757	(10,643,056)	5,163,386

	$7,824,662	$4,806,355	$7,127,265	$(10,643,056)	$9,115,226

CONDENSED CONSOLIDATED BALANCE SHEETS

	April 30, 2011
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$206,845	$—	$113,000	$—	$319,845
Inventories	—	182,531	700,750	(19,702)	863,579
Other current assets	364,377	8,190	81,008	—	453,575

Total Current Assets	571,222	190,721	894,758	(19,702)	1,636,999
Property, Plant, and Equipment	193,321	305,519	369,042	—	867,882
Investments in Subsidiaries and Intercompany	4,872,622	802,936	1,209,603	(6,885,161)	—
Other Noncurrent Assets
Goodwill	981,606	—	1,831,140	—	2,812,746
Other intangible assets – net	440,174	3,116	2,496,720	—	2,940,010
Other noncurrent assets	50,012	15,106	1,830	—	66,948

Total Other Noncurrent Assets	1,471,792	18,222	4,329,690	—	5,819,704

	$7,108,957	$1,317,398	$6,803,093	$(6,904,863)	$8,324,585

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities	$234,262	$81,239	$167,175	$—	$482,676
Noncurrent Liabilities
Long-term debt	1,304,039	—	—	—	1,304,039
Deferred income taxes	115,985	—	926,838	—	1,042,823
Other noncurrent liabilities	162,308	16,447	23,929	—	202,684

Total Noncurrent Liabilities	1,582,332	16,447	950,767	—	2,549,546
Shareholders’ Equity	5,292,363	1,219,712	5,685,151	(6,904,863)	5,292,363

	$7,108,957	$1,317,398	$6,803,093	$(6,904,863)	$8,324,585

CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS

	Year Ended April 30, 2012
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by (Used for) Operating Activities	$1,622,917	$165,048	$(1,057,036)	$—	$730,929

Investing Activities
Businesses acquired, net of cash acquired	—	—	(737,255)	—	(737,255)
Additions to property, plant, and equipment	(52,994)	(133,605)	(87,645)	—	(274,244)
Equity investment in affiliate	—	—	(35,874)	—	(35,874)
Proceeds from divestitures	—	—	9,268	—	9,268
Sales and maturities of marketable securities	18,600	—	—	—	18,600
Proceeds from disposal of property, plant, and equipment	168	396	3,475	—	4,039
Other – net	—	(3,495)	(16,903)	—	(20,398)

Net Cash Used for Investing Activities	(34,226)	(136,704)	(864,934)	—	(1,035,864)

Financing Activities
Proceeds from long-term debt	748,560	—	—	—	748,560
Quarterly dividends paid	(213,667)	—	—	—	(213,667)
Purchase of treasury shares	(315,780)	—	—	—	(315,780)
Proceeds from stock option exercises	2,826	—	—	—	2,826
Intercompany	(1,906,881)	(28,344)	1,935,225	—	—
Other – net	(2,313)	—	—	—	(2,313)

Net Cash (Used for) Provided by Financing Activities	(1,687,255)	(28,344)	1,935,225	—	219,626
Effect of exchange rate changes on cash	—	—	(4,828)	—	(4,828)

Net (decrease) increase in cash and cash equivalents	(98,564)	—	8,427	—	(90,137)
Cash and cash equivalents at beginning of year	206,845	—	113,000	—	319,845

Cash and Cash Equivalents at End of Year	$108,281	$—	$121,427	$—	$229,708

( )	Denotes use of cash

CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS

	Year Ended April 30, 2011
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$212,428	$92,965	$86,169	$—	$391,562

Investing Activities
Additions to property, plant, and equipment	(59,072)	(53,416)	(67,592)	—	(180,080)
Purchases of marketable securities	(75,637)	—	—	—	(75,637)
Sales and maturities of marketable securities	57,100	—	—	—	57,100
Proceeds from disposal of property, plant, and equipment	1,081	305	4,444	—	5,830
Other – net	(43)	37	(120)	—	(126)

Net Cash Used for Investing Activities	(76,571)	(53,074)	(63,268)	—	(192,913)

Financing Activities
Repayments of long-term debt	(10,000)	—	—	—	(10,000)
Proceeds from long-term debt	400,000	—	—	—	400,000
Quarterly dividends paid	(194,024)	—	—	—	(194,024)
Purchase of treasury shares	(389,135)	—	—	—	(389,135)
Proceeds from stock option exercises	14,525	—	—	—	14,525
Intercompany	24,152	(39,891)	15,739	—	—
Other – net	7,740	—	475	—	8,215

Net Cash (Used for) Provided by Financing Activities	(146,742)	(39,891)	16,214	—	(170,419)
Effect of exchange rate changes on cash	—	—	8,045	—	8,045

Net (decrease) increase in cash and cash equivalents	(10,885)	—	47,160	—	36,275
Cash and cash equivalents at beginning of year	217,730	—	65,840	—	283,570

Cash and Cash Equivalents at End of Year	$206,845	$—	$113,000	$—	$319,845

( )	Denotes use of cash

CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS

	Year Ended April 30, 2010
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by (Used for) Operating Activities	$499,197	$218,064	$(3,783)	$—	$713,478

Investing Activities
Additions to property, plant, and equipment	(41,148)	(62,324)	(33,511)	—	(136,983)
Proceeds from divestitures	19,554	—	—	—	19,554
Sales and maturities of marketable securities	13,519	—	—	—	13,519
Proceeds from disposal of property, plant, and equipment	—	185	20	—	205
Other – net	(706)	—	(32)	—	(738)

Net Cash Used for Investing Activities	(8,781)	(62,139)	(33,523)	—	(104,443)

Financing Activities
Repayment of bank note payable	—	(350,000)	—	—	(350,000)
Repayments of long-term debt	(275,000)	—	—	—	(275,000)
Quarterly dividends paid	(166,224)	—	—	—	(166,224)
Purchase of treasury shares	(5,569)	—	—	—	(5,569)
Proceeds from stock option exercises	6,413	—	—	—	6,413
Intercompany	(258,696)	194,075	64,621	—	—
Other – net	2,393	—	(561)	—	1,832

Net Cash (Used for) Provided by Financing Activities	(696,683)	(155,925)	64,060	—	(788,548)
Effect of exchange rate changes on cash	—	—	6,390	—	6,390

Net (decrease) increase in cash and cash equivalents	(206,267)	—	33,144	—	(173,123)
Cash and cash equivalents at beginning of year	423,997	—	32,696	—	456,693

Cash and Cash Equivalents at End of Year	$217,730	$—	$65,840	$—	$283,570

( )	Denotes use of cash

Common Shares	12 Months Ended
Apr. 30, 2012
Common Shares [Abstract]
Common Shares
NOTE 17	COMMON SHARES

Voting: The Company’s Amended Articles of Incorporation (“Articles”) provide that each holder of an outstanding common share is entitled to one vote on each matter submitted to a vote of the shareholders except for the following specific matters:

•	any matter that relates to or would result in the dissolution or liquidation of the Company;

•

the adoption of any amendment of the Articles or the Regulations of the Company, or the adoption of amended Articles, other than the adoption of any amendment or amended Articles that increases the number of votes to which holders of common shares are entitled or expands the matters to which time-phase voting applies;

•

any proposal or other action to be taken by the shareholders of the Company, relating to the Company’s Rights Agreement, dated as of May 20, 2009, between the Company and Computershare Trust Company, N.A. or any successor plan;

•	any matter relating to any stock option plan, stock purchase plan, executive compensation plan, executive benefit plan, or other similar plan, arrangement, or agreement;

•

adoption of any agreement or plan of or for the merger, consolidation, or majority share acquisition of the Company or any of its subsidiaries with or into any other person, whether domestic or foreign, corporate or noncorporate, or the authorization of the lease, sale, exchange, transfer, or other disposition of all, or substantially all, of the Company’s assets;

•

any matter submitted to the Company’s shareholders pursuant to Article Fifth (which relates to procedures applicable to certain business combinations) or Article Seventh (which relates to procedures applicable to certain proposed acquisitions of specified percentages of the Company’s outstanding common shares) of the Articles, as they may be further amended, or any issuance of common shares of the Company for which shareholder approval is required by applicable stock exchange rules; and

•

any matter relating to the issuance of common shares, or the repurchase of common shares that the Board determines is required or appropriate to be submitted to the Company’s shareholders under the Ohio Revised Code or applicable stock exchange rules.

On the matters listed above, common shares are entitled to 10 votes per share, if they meet the requirements set forth in the Articles. Common shares which would be entitled to 10 votes per share must meet one of the following criteria:

•	common shares beneficially owned as of November 6, 2008, and for which there has not been a change in beneficial ownership after November 6, 2008; or

•	common shares received through the Company’s various equity plans which have not been sold or otherwise transferred since November 6, 2008.

In the event of a change in beneficial ownership, the new owner of that common share will be entitled to only one vote with respect to that share on all matters until four years pass without a further change in beneficial ownership of the share.

Shareholders’ Rights Plan: Pursuant to a Shareholders’ Rights Plan adopted by the Company’s Board of Directors on May 20, 2009, one share purchase right is associated with each of the Company’s outstanding common shares.

Under the plan, the rights will initially trade together with the Company’s common shares and will not be exercisable. In the absence of further action by the directors, the rights generally will become exercisable and allow the holder to acquire the Company’s common shares at a discounted price if a person or group acquires 10 percent or more of the outstanding common shares. Rights held by persons who exceed the applicable threshold will be void. Shares held by members of the Smucker family are not subject to the threshold. If exercisable, each right entitles the shareholder to buy one common share at a discounted price. Under certain circumstances, the rights will entitle the holder to buy shares in an acquiring entity at a discounted price.

The plan also includes an exchange option. In general, if the rights become exercisable, the directors may, at their option, effect an exchange of part or all of the rights, other than rights that have become void, for common shares. Under this option, the Company would issue one common share for each right, in each case subject to adjustment in certain circumstances.

The Company’s directors may, at their option, redeem all rights for $0.001 per right, generally at any time prior to the rights becoming exercisable. The rights will expire June 3, 2019, unless earlier redeemed, exchanged, or amended by the directors.

Accounting Policies (Policies)	12 Months Ended
Apr. 30, 2012
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation: The consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries, and its majority-owned investments, if any. Intercompany transactions and accounts are eliminated in consolidation.

Use of Estimates

Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates in these consolidated financial statements include: allowances for doubtful trade receivables, estimates of future cash flows associated with assets, asset impairments, useful lives and residual values for depreciation and amortization, loss contingencies, net realizable value of inventories, accruals for trade marketing and merchandising programs, income taxes, and the determination of discount and other rate assumptions for defined benefit pension and other postretirement benefit expenses. Actual results could differ from these estimates.

Revenue Recognition

Revenue Recognition: The Company recognizes revenue, net of estimated returns and allowances, when all of the following criteria have been met: a valid customer order with a determinable price has been received; the product has been shipped and title has transferred to the customer; there is no further significant obligation to assist in the resale of the product; and collectibility is reasonably assured.

Major Customer

Major Customer: Sales to Wal-Mart Stores, Inc. and subsidiaries amounted to approximately 26 percent of net sales in both 2012 and 2011, and 27 percent of net sales in 2010. These sales are primarily included in the two U.S. retail market segments. No other customer exceeded 10 percent of net sales for any year. Trade receivables at April 30, 2012 and 2011, included amounts due from Wal-Mart Stores, Inc. and subsidiaries of $84,068 and $87,623, respectively.

Shipping and Handling Costs	Shipping and Handling Costs: Shipping and handling costs are included in cost of products sold.
Trade Marketing and Merchandising Programs

Trade Marketing and Merchandising Programs: In order to support the Company’s products, various promotional activities are conducted through retail trade, distributors, or directly with consumers, including in-store display and product placement programs, feature price discounts, coupons, and other similar activities. The Company regularly reviews and revises, when it deems necessary, estimates of costs to the Company for these promotional programs based on estimates of what will be redeemed by retail trade, distributors, or consumers. These estimates are made using various techniques including historical data on performance of similar promotional programs. Differences between estimated expenditures and actual performance are recognized as a change in management’s estimate in a subsequent period. As the Company’s total promotional expenditures, including amounts classified as a reduction of net sales, represented approximately 23 percent of net sales in 2012, a possibility exists of materially different reported results if factors such as the level and success of the promotional programs or other conditions differ from expectations.

Advertising Expense	Advertising Expense: Advertising costs are expensed as incurred. Advertising expense was $119,600, $115,066, and $130,583 in 2012, 2011, and 2010, respectively.
Research and Development Costs	Research and Development Costs: Total research and development costs were $21,931, $20,981, and $20,963 in 2012, 2011, and 2010, respectively.
Share-Based Payments

Share-Based Payments: Share-based compensation expense is recognized over the requisite service period, which includes a one-year performance period plus the defined forfeiture period, which is typically four years of service or the attainment of a defined age and years of service.

The following table summarizes amounts related to share-based payments.

	Year Ended April 30,
	2012	2011	2010
Share-based compensation expense included in selling, distribution, and administrative expenses	$19,292	$19,896	$20,687
Share-based compensation expense included in other merger and integration costs	2,419	4,148	5,262
Share-based compensation expense included in other restructuring costs	105	290	—

Total share-based compensation expense	$21,816	$24,334	$25,949

Related income tax benefit	$7,511	$8,064	$8,402

As of April 30, 2012, total unrecognized share-based compensation cost related to nonvested share-based awards was approximately $29,881. The weighted-average period over which this amount is expected to be recognized is 2.9 years.

Corporate income tax benefits realized upon exercise or vesting of an award in excess of that previously recognized in earnings, referred to as excess tax benefits, are presented in the Statements of Consolidated Cash Flows as a financing activity. Realized excess tax benefits are credited to additional capital in the Consolidated Balance Sheets. Realized shortfall tax benefits, amounts which are less than that previously recognized in earnings, are first offset against the cumulative balance of excess tax benefits, if any, and then charged directly to income tax expense. For 2012, 2011, and 2010, the actual tax deductible benefit realized from share-based compensation was $4,825, $7,310, and $3,005, including $4,832, $6,990, and $2,908, respectively, of excess tax benefits realized upon exercise or vesting of share-based compensation, and classified as other – net, under financing activities in the Statements of Consolidated Cash Flows.

Defined Contribution Plans

Defined Contribution Plans: The Company offers employee savings plans for domestic and Canadian employees. The Company’s contributions under these plans are based on a specified percentage of employee contributions. Charges to operations for these plans in 2012, 2011, and 2010 were $16,078, $16,440, and $15,625, respectively.

Income Taxes

Income Taxes: The Company accounts for income taxes using the liability method. Accordingly, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the applicable tax rate is recognized in income or expense in the period that the change is effective. A valuation allowance is established when it is more likely than not that all or a portion of a deferred tax asset will not be realized. A tax benefit is recognized when it is more likely than not to be sustained.

The Company accounts for the financial statement recognition and measurement criteria of a tax position taken or expected to be taken in a tax return under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740, Income Taxes. FASB ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

In accordance with the requirements of FASB ASC 740, uncertain tax positions have been classified in the Consolidated Balance Sheets as long term, except to the extent payment is expected within one year. The Company recognizes net interest and penalties related to unrecognized tax benefits in income tax expense.

Cash and Cash Equivalents	Cash and Cash Equivalents: The Company considers all short-term, highly-liquid investments with a maturity of three months or less when purchased to be cash equivalents.
Trade Receivables

Trade Receivables: In the normal course of business, the Company extends credit to customers. Trade receivables, less allowance for doubtful accounts, reflect the net realizable value of receivables and approximate fair value. The Company evaluates its trade receivables and establishes an allowance for doubtful accounts based on a combination of factors. When aware that a specific customer has been impacted by circumstances such as bankruptcy filings or deterioration in the customer’s operating results or financial position, potentially making it unable to meet its financial obligations, the Company records a specific reserve for bad debt to reduce the related receivable to the amount the Company reasonably believes is collectible. The Company also records reserves for bad debt for all other customers based on a variety of factors, including the length of time the receivables are past due, historical collection experience, and an evaluation of current and projected economic conditions at the balance sheet date. Trade receivables are charged off against the allowance after management determines the potential for recovery is remote. At April 30, 2012 and 2011, the allowance for doubtful accounts was $1,715 and $1,882, respectively. The net provision for the allowance for doubtful accounts decreased $167 and $480 in 2012 and 2010, respectively, and increased $361 in 2011. The Company believes there is no concentration of risk with any single customer whose failure or nonperformance would materially affect the Company’s results other than as discussed in Major Customer.

Inventories

Inventories: Inventories are stated at the lower of cost or market. Cost for all inventories is determined using the first-in, first-out method applied on a consistent basis.

The cost of finished products and work-in-process inventory includes materials, direct labor, and overhead. Work-in-process is included in finished products in the Consolidated Balance Sheets and was $78,344 and $77,594 at April 30, 2012 and 2011, respectively.

Derivative Financial Instruments

Derivative Financial Instruments: The Company utilizes derivative instruments such as basis contracts, commodity futures and options contracts, foreign currency forwards and options, and interest rate swaps to manage exposures in commodity prices, foreign currency exchange rates, and interest rates. The Company accounts for these derivative instruments in accordance with FASB ASC 815, Derivatives and Hedging, which requires all derivative instruments to be recognized in the financial statements and measured at fair value regardless of the purpose or intent for holding them. For derivatives designated as a cash flow hedge that are used to hedge an anticipated transaction, changes in fair value are deferred and recognized in shareholders’ equity as a component of accumulated other comprehensive (loss) income to the extent the hedge is effective and then recognized in the Statements of Consolidated Income in the period during which the hedged transaction affects earnings. Hedge effectiveness is measured at inception and on a monthly basis. Any ineffectiveness associated with the hedge or changes in fair value of derivatives that are nonqualifying are recognized immediately in the Statements of Consolidated Income. Derivatives designated as fair value hedges that are used to hedge against changes in the fair value of the underlying long-term debt are recognized at fair value on the Consolidated Balance Sheets. Changes in the fair value of the derivative are recognized in the Statements of Consolidated Income and are offset by the change in the fair value of the underlying long-term debt. By policy, the Company historically has not entered into derivative financial instruments for trading purposes or for speculation. For additional information, see Note 12: Derivative Financial Instruments.

Property, Plant, and Equipment

Property, Plant, and Equipment: Property, plant, and equipment is recognized at cost and is depreciated on a straight-line basis over the estimated useful life of the asset (3 to 20 years for machinery and equipment, 3 to 7 years for capitalized software costs, and 5 to 40 years for buildings, fixtures, and improvements).

In 2012, the Company acquired a majority of the North American foodservice coffee and hot beverage business of Sara Lee Corporation (“Sara Lee foodservice business”), which included $36,168 of coffee brew equipment. Brew equipment is recorded at cost and depreciated on a straight-line basis over an estimated useful life of 3 to 5 years. Brew equipment is included in machinery and equipment in the Consolidated Balance Sheet and was $37,100 at April 30, 2012. For additional information, see Note 2: Acquisitions.

The Company leases certain land, buildings, and equipment for varying periods of time, with renewal options. Rent expense in 2012, 2011, and 2010 totaled $56,502, $57,572, and $55,010, respectively. As of April 30, 2012, the Company’s minimum operating lease obligations were as follows: $22,445 in 2013, $20,577 in 2014, $13,889 in 2015, $11,929 in 2016, and $9,561 in 2017.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets: In accordance with FASB ASC 360, Property, Plant, and Equipment, long-lived assets, except goodwill and indefinite-lived intangible assets, are reviewed for impairment when circumstances indicate the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to future net cash flows estimated by the Company to be generated by such assets. If such assets are considered to be impaired, the impairment to be recognized is the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. Assets to be disposed of by sale are recognized as held for sale at the lower of carrying value or estimated net realizable value.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets: Goodwill is the excess of the purchase price paid over the estimated fair value of the net assets of the business acquired. In accordance with FASB ASC 350, Intangibles – Goodwill and Other, goodwill and other indefinite-lived intangible assets are not amortized but are reviewed at least annually for impairment. The Company conducts its annual test for impairment of goodwill and other indefinite-lived intangible assets as of February 1 of each year. A discounted cash flow valuation technique and a market-based approach are utilized to estimate the fair value of the Company’s reporting units. For annual impairment testing purposes, the Company’s reporting units are its operating segments. The discount rates utilized in the analysis are developed using a weighted-average cost of capital methodology. In addition to the annual test, the Company will test for impairment if events or circumstances occur that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Finite-lived intangible assets are amortized on a straight-line basis over their estimated useful lives. For additional information, see Note 7: Goodwill and Other Intangible Assets.

Marketable Securities and Other Investments

Marketable Securities and Other Investments: Under the Company’s investment policy, it may invest in debt securities deemed to be investment grade at the time of purchase for general corporate purposes. The Company determines the appropriate categorization of debt securities at the time of purchase and reevaluates such designation at each balance sheet date. The Company categorized all debt securities as available for sale as it had the intent to convert these investments into cash if and when needed. Classification of available-for-sale marketable securities as current or noncurrent is based on whether the conversion to cash is expected to be necessary for operations in the upcoming year, which is consistent with the security’s maturity date.

Securities categorized as available for sale are stated at fair value, with unrealized gains and losses reported as a component of accumulated other comprehensive (loss) income. The fair value of available-for-sale marketable securities was $18,600 at April 30, 2011, and was included in other current assets. All available-for-sale securities had matured or were sold prior to April 30, 2012. Proceeds of $18,600, $57,100, and $13,519 have been realized upon maturity or sale of available-for-sale marketable securities in 2012, 2011, and 2010, respectively. The Company uses specific identification to determine the basis on which securities are sold.

The Company also maintains funds for the payment of benefits associated with nonqualified retirement plans. These funds include investments considered to be available-for-sale marketable securities. At April 30, 2012 and 2011, the fair value of these investments was $43,217 and $41,560, respectively, and was included in other noncurrent assets. Included in accumulated other comprehensive (loss) income at April 30, 2012 and 2011, were unrealized gains of $3,984 and $2,817, respectively.

Foreign Currency Translation

Foreign Currency Translation: Assets and liabilities of the Company’s foreign subsidiaries are translated using the exchange rates in effect at the balance sheet date, while income and expenses are translated using average rates. Translation adjustments are reported as a component of shareholders’ equity in accumulated other comprehensive (loss) income.

Recently Issued Accounting Standards

Recently Issued Accounting Standards: In June 2011, the FASB issued Accounting Standard Update (“ASU”) 2011-05, Presentation of Comprehensive Income, which eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity and requires the presentation of net income and other comprehensive income to be in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 does not change the components that are recognized in net income or other comprehensive income. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05, which defers the requirement to present on the face of the financial statements reclassification adjustments for items that are reclassified from accumulated other comprehensive income to net income while the FASB further deliberates this aspect of the standard. ASU 2011-05, as amended by ASU 2011-12, will be effective May 1, 2012, for the Company. Adoption of this guidance requires retrospective application and will affect the presentation of certain elements of the Company’s financial statements, but will not otherwise have an impact on the financial statements.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, which simplifies the testing of goodwill for impairment. ASU 2011-08 will allow the Company the option to perform either a qualitative test or the first step of the two-step quantitative goodwill impairment test to assess the likelihood that the estimated fair value of a reporting unit is less than the carrying amount. This ASU will also be effective May 1, 2012, for the Company. The Company anticipates that adoption of ASU 2011-08 could change the annual process for goodwill impairment testing, but will not impact the financial statements or disclosures.

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires the disclosure of both gross and net information about instruments and transactions eligible for offset in the consolidated balance sheet. This ASU will be effective May 1, 2013, for the Company and will require retrospective application. The Company anticipates the adoption of ASU 2011-11 will not impact the financial statements, but will expand the disclosures related to derivative instruments.

Risks and Uncertainties

Risks and Uncertainties: The raw materials used by the Company in each of its segments are primarily commodities and agricultural-based products. Glass, plastic, steel cans, caps, carton board, and corrugate are the principal packaging materials used by the Company. The fruit and vegetable raw materials used by the Company in the production of its food products are purchased from independent growers and suppliers. Green coffee, peanuts, edible oils, sweeteners, milk, flour, corn, and other ingredients are obtained from various suppliers. The availability, quality, and cost of many of these commodities have fluctuated, and may continue to fluctuate, over time. Green coffee is sourced solely from foreign countries and its supply and price are subject to high volatility due to factors such as weather, global supply and demand, pest damage, and political and economic conditions in the source countries. Raw materials are generally available from numerous sources, although the Company has elected to source certain plastic packaging materials from single sources of supply pursuant to long-term contracts. While availability may vary year to year, the Company believes that it will continue to be able to obtain adequate supplies and that alternatives to single-sourced materials are available. The Company has not historically encountered significant shortages of key raw materials. The Company considers its relationships with key material suppliers to be good.

Approximately 28 percent of the Company’s employees are covered by union contracts at 11 locations. The contracts vary in term depending on the location, with three contracts expiring in 2013.

The Company insures its business and assets in each country against insurable risks, to the extent that it deems appropriate, based upon an analysis of the relative risks and costs.

Reclassifications	Reclassifications: Certain prior year amounts have been reclassified to conform to current year classifications.

Recently Issued Accounting Standards (Policies)	12 Months Ended
Apr. 30, 2012
Recently Issued Accounting Standards [Abstract]
ASU 2011-05, Presentation of Comprehensive Income

Recently Issued Accounting Standards: In June 2011, the FASB issued Accounting Standard Update (“ASU”) 2011-05, Presentation of Comprehensive Income, which eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity and requires the presentation of net income and other comprehensive income to be in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 does not change the components that are recognized in net income or other comprehensive income. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05, which defers the requirement to present on the face of the financial statements reclassification adjustments for items that are reclassified from accumulated other comprehensive income to net income while the FASB further deliberates this aspect of the standard.

ASU 2011-08: Testing Goodwill for Impairment

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, which simplifies the testing of goodwill for impairment. ASU 2011-08 will allow the Company the option to perform either a qualitative test or the first step of the two-step quantitative goodwill impairment test to assess the likelihood that the estimated fair value of a reporting unit is less than the carrying amount. This ASU will also be effective May 1, 2012, for the Company. The Company anticipates that adoption of ASU 2011-08 could change the annual process for goodwill impairment testing, but will not impact the financial statements or disclosures.

ASU 2011-12, Deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income in accounting standards update no. 2011-05

ASU 2011-05, as amended by ASU 2011-12, will be effective May 1, 2012, for the Company. Adoption of this guidance requires retrospective application and will affect the presentation of certain elements of the Company’s financial statements, but will not otherwise have an impact on the financial statements.

ASU 2011-11, Disclosures about Offsetting Assets and Liabilities

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires the disclosure of both gross and net information about instruments and transactions eligible for offset in the consolidated balance sheet. This ASU will be effective May 1, 2013, for the Company and will require retrospective application. The Company anticipates the adoption of ASU 2011-11 will not impact the financial statements, but will expand the disclosures related to derivative instruments.

Accounting Policies (Tables)	12 Months Ended
Apr. 30, 2012
Accounting Policies [Abstract]
Share based payments

	Year Ended April 30,
	2012	2011	2010
Share-based compensation expense included in selling, distribution, and administrative expenses	$19,292	$19,896	$20,687
Share-based compensation expense included in other merger and integration costs	2,419	4,148	5,262
Share-based compensation expense included in other restructuring costs	105	290	—

Total share-based compensation expense	$21,816	$24,334	$25,949

Related income tax benefit	$7,511	$8,064	$8,402

Acquisitions (Tables)	12 Months Ended
Apr. 30, 2012
Acquisitions [Abstract]
Estimated fair values of the assets acquired and liabilities assumed

Assets acquired:
Cash and cash equivalents	$1,221
Other current assets	42,619
Property, plant, and equipment	92,775
Intangible assets	138,900
Goodwill	149,948
Other noncurrent assets	863

Total assets acquired	$426,326

Liabilities assumed:
Current liabilities	$3,599
Noncurrent liabilities	2,097

Total liabilities assumed	$5,696

Net assets acquired	$420,630

Assets acquired:
Current assets	$33,971
Property, plant, and equipment	29,227
Intangible assets	213,500
Goodwill	91,675

Total assets acquired	$368,373

Liabilities assumed:
Current liabilities	$5,527

Total liabilities assumed	$5,527

Net assets acquired	$362,846

The purchase price allocated to the identifiable intangible assets

Intangible assets with finite lives:
Customer relationships (10-year useful life)	$92,000
Technology (10-year useful life)	23,800
Trademarks (6-year weighted-average useful life)	23,100

Total intangible assets	$138,900

Intangible assets with finite lives:
Customer relationships (19-year weighted-average useful life)	$147,800
Trademark (10-year useful life)	1,600
Intangible assets with indefinite lives:
Trademarks	64,100

Total intangible assets	$213,500

Restructuring (Tables)	12 Months Ended
Apr. 30, 2012
Restructuring [Abstract]
Restructuring and related charges

	Long-Lived Asset Charges	Employee Separation	Site Preparation and Equipment Relocation	Production Start-up	Other Costs	Total
Total expected restructuring charge	$105,000	$71,000	$31,000	$26,000	$12,000	$245,000

Balance at May 1, 2009	$—	$—	$—	$—	$—	$—
Charge to expense	3,870	1,139	407	16	279	5,711
Cash payments	—	(50)	(407)	(16)	(279)	(752)
Noncash utilization	(3,870)	—	—	—	—	(3,870)

Balance at April 30, 2010	$—	$1,089	$—	$—	$—	$1,089
Charge to expense	53,569	36,010	6,192	5,194	992	101,957
Cash payments	—	(18,361)	(6,192)	(5,194)	(992)	(30,739)
Noncash utilization	(53,569)	(8,540)	—	—	—	(62,109)

Balance at April 30, 2011	$—	$10,198	$—	$—	$—	$10,198
Charge to expense	34,195	20,364	12,963	10,689	2,930	81,141
Cash payments	—	(13,754)	(12,963)	(10,689)	(2,930)	(40,336)
Noncash utilization	(34,195)	(8,030)	—	—	—	(42,225)

Balance at April 30, 2012	$—	$8,778	$—	$—	$—	$8,778

Remaining expected restructuring charge	$13,366	$13,487	$11,438	$10,101	$7,799	$56,191

Reportable Segments (Tables)	12 Months Ended
Apr. 30, 2012
Reportable Segments [Abstract]
Segmental and geographical information

	Year Ended April 30,
	2012	2011	2010
Net sales:
U.S. Retail Coffee	$2,297,737	$1,930,869	$1,700,458
U.S. Retail Consumer Foods	2,094,456	1,953,043	2,004,700
International, Foodservice, and Natural Foods	1,133,589	941,831	900,131

Total net sales	$5,525,782	$4,825,743	$4,605,289

Segment profit:
U.S. Retail Coffee	$543,012	$536,133	$484,006
U.S. Retail Consumer Foods	393,300	406,455	407,721
International, Foodservice, and Natural Foods	168,572	159,580	140,404

Total segment profit	$1,104,884	$1,102,168	$1,032,131

Interest income	1,504	2,512	2,793
Interest expense	(81,296)	(69,594)	(65,187)
Share-based compensation expense	(19,292)	(19,896)	(20,687)
Cost of products sold – restructuring	(38,552)	(54,089)	(3,870)
Cost of products sold – merger and integration	(4,610)	—	—
Other restructuring costs	(42,589)	(47,868)	(1,841)
Other merger and integration costs	(29,904)	(11,194)	(33,692)
Corporate administrative expenses	(191,654)	(184,849)	(181,132)
Other income (expense) – net	2,667	(26)	2,238

Income before income taxes	$701,158	$717,164	$730,753

Assets:
U.S. Retail Coffee	$5,033,561	$4,830,127	$4,625,502
U.S. Retail Consumer Foods	2,612,732	2,416,037	2,327,466
International, Foodservice, and Natural Foods	1,179,624	684,434	694,478
Unallocated (A)	289,309	393,987	327,407

Total assets	$9,115,226	$8,324,585	$7,974,853

Depreciation, amortization, and impairment charges:
U.S. Retail Coffee	$102,323	$95,423	$99,490
U.S. Retail Consumer Foods	46,744	43,280	44,727
International, Foodservice, and Natural Foods	37,698	41,680	28,976
Unallocated (B)	64,821	76,855	24,217

Total depreciation, amortization, and impairment charges	$251,586	$257,238	$197,410

Additions to property, plant, and equipment:
U.S. Retail Coffee	$86,903	$59,910	$52,198
U.S. Retail Consumer Foods	159,544	88,217	58,457
International, Foodservice, and Natural Foods	27,797	31,953	26,328

Total additions to property, plant, and equipment	$274,244	$180,080	$136,983

(A)	Primarily represents unallocated cash and cash equivalents and corporate-held investments.
(B)	Primarily represents unallocated depreciation expense included in cost of products sold – restructuring, cost of products sold – merger and intergration, and corporate administrative expenses.

Segmental information related to assets, depreciation and amortization and capital expenditures

	Year Ended April 30,
	2012	2011	2010
Net sales:
Domestic	$5,014,695	$4,358,091	$4,167,042
International:
Canada	$447,004	$409,710	$385,870
All other international	64,083	57,942	52,377

Total international	$511,087	$467,652	$438,247

Total net sales	$5,525,782	$4,825,743	$4,605,289

Assets:
Domestic	$8,721,449	$7,912,311	$7,591,931
International:
Canada	$386,026	$406,576	$376,788
All other international	7,751	5,698	6,134

Total international	$393,777	$412,274	$382,922

Total assets	$9,115,226	$8,324,585	$7,974,853

Long-lived assets (excluding goodwill and other intangibles):
Domestic	$1,164,802	$885,952	$854,523
International:
Canada	$28,072	$48,172	$61,743
All other international	37,262	706	712

Total international	$65,334	$48,878	$62,455

Total long-lived assets (excluding goodwill and other intangibles)	$1,230,136	$934,830	$916,978

Product sales information

	Year Ended April 30,
	2012	2011	2010
Coffee	48%	44%	40%
Peanut butter	12	12	12
Fruit spreads	7	8	8
Shortening and oils	7	7	8
Baking mixes and frostings	6	6	6
Canned milk	5	5	5
Flour and baking ingredients	5	5	5
Portion control	2	3	3
Juices and beverages	2	3	3
Handheld frozen sandwiches	2	2	3
Toppings and syrups	2	2	2
Other	2	3	5

Total product sales	100%	100%	100%

Earnings per Share (Tables)	12 Months Ended
Apr. 30, 2012
Earnings Per Share [Abstract]
Computation of Earnings Per Common Share

	Year Ended April 30,
	2012	2011	2010
Computation of net income per common share:
Net income	$459,744	$479,482	$494,138
Net income allocated to participating securities	4,267	4,692	4,321

Net income allocated to common stockholders	$455,477	$474,790	$489,817

Weighted-average common shares outstanding	112,212,677	117,009,362	117,911,160

Net income per common share	$4.06	$4.06	$4.15

Computation of Earnings Per Common Share - assuming dilution
Computation of net income per common share – assuming dilution:
Net income	$459,744	$479,482	$494,138
Net income allocated to participating securities	4,266	4,690	4,318

Net income allocated to common stockholders	$455,478	$474,792	$489,820

Weighted-average common shares outstanding	112,212,677	117,009,362	117,911,160
Dilutive effect of stock options	49,616	110,335	130,011

Weighted-average common shares outstanding – assuming dilution	112,262,293	117,119,697	118,041,171

Net income per common share – assuming dilution	$4.06	$4.05	$4.15

Weighted-average common shares, basic and diluted

	Year Ended April 30,
	2012	2011	2010
Weighted-average common shares outstanding	112,212,677	117,009,362	117,911,160
Weighted-average participating shares outstanding	1,051,274	1,156,389	1,040,274

Weighted-average shares outstanding	113,263,951	118,165,751	118,951,434
Dilutive effect of stock options	49,616	110,335	130,011

Weighted-average shares outstanding – assuming dilution	113,313,567	118,276,086	119,081,445

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Apr. 30, 2012
Goodwill and Other Intangible Assets [Abstract]
Summary of changes in the company's goodwill

	U.S. Retail Coffee	U.S. Retail Consumer Foods	International, Foodservice, and Natural Foods	Total
Balance at May 1, 2010	$1,635,413	$1,034,395	$137,922	$2,807,730
Other	(47)	1,772	3,291	5,016

Balance at April 30, 2011	$1,635,366	$1,036,167	$141,213	$2,812,746
Acquisitions	84,845	—	156,778	241,623
Other	86	(925)	1,088	249

Balance at April 30, 2012	$1,720,297	$1,035,242	$299,079	$3,054,618

Other intangible assets and related accumulated amortization and impairment charges

	April 30, 2012			April 30, 2011
	Acquisition Cost	Accumulated Amortization/ Impairment Charges	Net	Acquisition Cost	Accumulated Amortization/ Impairment Charges	Net
Finite-lived intangible assets subject to amortization:
Customer and contractual relationships	$1,415,084	$238,419	$1,176,665	$1,180,000	$168,125	$1,011,875
Patents and technology	158,770	36,888	121,882	134,970	25,980	108,990
Trademarks	62,554	18,854	43,700	35,153	6,652	28,501

Total intangible assets subject to amortization	$1,636,408	$294,161	$1,342,247	$1,350,123	$200,757	$1,149,366

Indefinite-lived intangible assets not subject to amortization:
Trademarks	$1,855,621	$10,861	$1,844,760	$1,799,862	$9,218	$1,790,644

Total other intangible assets	$3,492,029	$305,022	$3,187,007	$3,149,985	$209,975	$2,940,010

Pensions and Other Postretirement Benefits (Tables)	12 Months Ended
Apr. 30, 2012
Pensions and Other Postretirement Benefits [Abstract]
Net periodic benefit cost

	Defined Benefit Pension Plans			Other Postretirement Benefits
Year Ended April 30,	2012	2011	2010	2012	2011	2010
Service cost	$8,050	$7,504	$5,755	$2,348	$1,620	$1,525
Interest cost	26,210	25,491	24,788	3,075	2,775	2,607
Expected return on plan assets	(26,955)	(26,848)	(22,894)	—	—	—
Amortization of prior service cost (credit)	1,117	1,146	1,362	(425)	(489)	(489)
Amortization of net actuarial loss (gain)	9,381	10,294	6,291	(43)	(536)	(1,043)
Curtailment loss (gain)	1,124	4,095	—	(115)	—	—
Settlement loss	1,066	—	—	—	—	—
Termination benefit cost	1,838	8,395	—	2,030	2,413	—

Net periodic benefit cost	$21,831	$30,077	$15,302	$6,870	$5,783	$2,600

Net change for the year in accumulated OCI before taxes
Other changes in plan assets and benefit liabilities recognized in accumulated other comprehensive (loss) income before income taxes:
Prior service cost arising during the year	$—	$(359)	$(1,334)	$—	$(925)	$—
Net actuarial loss arising during the year	(82,125)	(13,533)	(13,713)	(4,163)	(7,769)	(3,248)
Amortization of prior service cost (credit)	1,117	1,146	1,362	(425)	(489)	(489)
Amortization of net actuarial loss (gain)	9,381	10,294	6,291	(43)	(536)	(1,043)
Curtailment loss (gain)	1,124	4,095	—	(115)	—	—
Settlement loss	1,066	—	—	—	—	—
Foreign currency translation	1,092	(2,032)	(5,932)	(69)	104	173
Other adjustments	23	—	(71)	—	—	—

Net change for year	$(68,322)	$(389)	$(13,397)	$(4,815)	$(9,615)	$(4,607)

Weighted-average assumptions used in determining net periodic benefit costs
Weighted-average assumptions used in determining net periodic benefit costs:
U.S. plans:
Discount rate	5.50%	5.80%	7.40%	5.50%	5.80%	7.40%
Expected return on plan assets	7.00	7.50	7.75	—	—	—
Rate of compensation increase	4.14	4.15	3.79	—	—	—
Canadian plans:
Discount rate	5.00%	5.30%	5.40%	5.00%	5.30%	5.40%
Expected return on plan assets	6.66	7.08	7.33	—	—	—
Rate of compensation increase	4.00	4.00	4.00	—	—	—

Combined status of the plans

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$503,346	$450,728	$59,789	$45,592
Service cost	8,050	7,504	2,348	1,620
Interest cost	26,210	25,491	3,075	2,775
Amendments	—	359	—	925
Actuarial loss	60,019	30,276	4,278	7,769
Participant contributions	514	498	1,412	1,077
Benefits paid	(28,603)	(30,502)	(3,595)	(3,674)
Foreign currency translation adjustments	(5,052)	8,446	(526)	1,270
Curtailment	398	2,151	(115)	—
Settlement	(4,974)	—	—	—
Termination benefit cost	1,838	8,395	2,030	2,413
Other adjustments	—	—	133	22

Benefit obligation at end of year	$561,746	$503,346	$68,829	$59,789

Change in plan assets:
Fair value of plan assets at beginning of year	$407,600	$367,322	$—	$—
Actual return on plan assets	5,246	45,743	—	—
Company contributions	11,428	16,779	2,165	2,576
Participant contributions	514	498	1,412	1,077
Benefits paid	(28,603)	(30,502)	(3,595)	(3,674)
Foreign currency translation adjustments	(4,744)	7,760	—	—
Settlement	(4,974)	—	—	—
Other adjustments	—	—	18	21

Fair value of plan assets at end of year	$386,467	$407,600	$—	$—

Funded status of the plans	$(175,279)	$(95,746)	$(68,829)	$(59,789)

Other noncurrent assets	$—	$2,976	$—	$—
Defined benefit pensions	(147,551)	(98,722)	—	—
Accrued compensation	(27,728)	—	—	—
Postretirement benefits other than pensions	—	—	(68,829)	(59,789)

Net benefit liability	$(175,279)	$(95,746)	$(68,829)	$(59,789)

Amounts recognized in accumulated other comprehensive income (loss) before taxes

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2012	2011	2012	2011
Net actuarial (loss) gain	$(204,471)	$(134,306)	$2,293	$6,683
Prior service (cost) credit	(2,966)	(4,809)	1,704	2,129

Total recognized in accumulated other comprehensive (loss) income	$(207,437)	$(139,115)	$3,997	$8,812

Assumptions used in determining the benefit obligations

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2012	2011	2012	2011
Weighted-average assumptions used in determining benefit obligation:
U.S. plans:
Discount rate	4.70%	5.50%	4.70%	5.50%
Rate of compensation increase	4.14	4.14	—	—
Canadian plans:
Discount rate	4.20%	5.00%	4.20%	5.00%
Rate of compensation increase	4.00	4.00	—	—

One-percentage point annual change in the assumed health care cost

	One-Percentage Point
	Increase	Decrease
Effect on total service and interest cost components	$209	$176
Effect on benefit obligation	3,274	2,844

Company's Canadian pension and other postretirement benefit plans

	Defined Benefit Pension Plans		Other Postretirement Benefits
Year Ended April 30,	2012	2011	2012	2011
Benefit obligation at end of year	$125,708	$123,600	$13,255	$12,898
Fair value of plan assets at end of year	104,475	113,814	—	—

Funded status of the plans	$(21,233)	$(9,786)	$(13,255)	$(12,898)

Components of net periodic benefit cost:
Service cost	$1,362	$1,470	$39	$34
Interest cost	5,616	5,713	570	596
Expected return on plan assets	(7,018)	(6,912)	—	—
Amortization of net actuarial loss (gain)	2,983	4,836	(4)	(39)
Curtailment loss (gain)	—	185	(115)	—
Settlement loss	1,066	—	—	—
Termination benefit cost	—	933	—	—
Other	—	6	—	(1)

Net periodic benefit cost	$4,009	$6,231	$490	$590

Changes in plan assets:
Company contributions	$6,123	$4,629	$762	$771
Participant contributions	514	498	—	—
Benefits paid	(9,324)	(8,595)	(762)	(771)
Actual return on plan assets	3,066	10,419	—	—
Foreign currency translation	(4,744)	7,760	—	—
Settlement loss	(4,974)	—	—	—

Benefit obligations in excess of fair value of plan assets

	April 30,
	2012	2011
Accumulated benefit obligation for all pension plans	$523,584	$468,604
Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	523,584	436,329
Fair value of plan assets	386,467	371,895
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	561,746	473,555
Fair value of plan assets	386,467	374,741

Major asset classes for the U.S. and Canadian defined benefit pension plans and fair value hierarchy levels

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2012
Cash and cash equivalents (A)	$13,999	$—	$—	$13,999
Equity securities:
U.S. (B)	79,582	16,872	—	96,454
International (C)	65,361	13,029	—	78,390
Fixed-income securities:
Bonds (D)	82,109	—	—	82,109
Fixed income (E)	76,866	—	—	76,866
Other types of investments:
Hedge funds (F)	—	—	22,351	22,351
Private equity funds (F)	—	—	16,298	16,298

Total financial assets measured at fair value	$317,917	$29,901	$38,649	$386,467

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2011
Cash and cash equivalents (A)	$6,006	$—	$—	$6,006
Equity securities:
U.S. (B)	82,457	18,930	4,777	106,164
International (C)	40,189	41,808	—	81,997
Fixed-income securities:
Bonds (D)	65,126	17,610	—	82,736
Fixed income (E)	45,515	34,544	—	80,059
Other types of investments:
Hedge funds (F)	—	—	37,451	37,451
Private equity funds (F)	—	—	13,187	13,187

Total financial assets measured at fair value	$239,293	$112,892	$55,415	$407,600

Roll Forward of activity for Level 3 assets

	U.S. Equity Securities	Hedge Funds	Private Equity Funds	Total
Balance at May 1, 2011	$4,777	$37,451	$13,187	$55,415
Purchases and sales – net	2,999	(13,616)	1,095	(9,522)
Actual return on plan assets sold during the period	(7,776)	(893)	—	(8,669)
Actual return on plan assets still held at reporting date	—	(591)	2,016	1,425

Balance at April 30, 2012	$—	$22,351	$16,298	$38,649

Share-Based Payments (Tables)	12 Months Ended
Apr. 30, 2012
Share-Based Payments [Abstract]
Summary of the Company's stock option activity and related information

	Options	Weighted-Average Exercise Price
Outstanding at May 1, 2011	196,925	$41.18
Exercised	(72,084)	39.46

Outstanding and exercisable at April 30, 2012	124,841	$42.18

Summary of company's restricted shares, deferred shares, deferred stock units, and performance units

	Restricted/Deferred Shares and Deferred Stock Units	Weighted-Average Grant Date Fair Value	Performance Units	Weighted-Average Fair Value
Outstanding at May 1, 2011	1,157,266	$49.39	125,360	$77.53
Granted	152,180	78.32	99,455	76.37
Converted	125,360	77.53	(125,360)	77.53
Vested	(430,831)	52.60	—	—
Forfeited	(12,985)	52.91	—	—

Outstanding at April 30, 2012	990,990	$55.95	99,455	$76.37

Weighted-average grant date fair values of the equity awards

Year Ended April 30,	Restricted/ Deferred Shares and Deferred Stock Units	Weighted- Average Grant Date Fair Value	Performance Units	Weighted- Average Grant Date Fair Value
2012	152,180	$78.32	99,455	$76.37
2011	303,863	58.32	125,360	77.53
2010	504,580	44.63	190,010	57.37

Debt and Financing Arrangements (Tables)	12 Months Ended
Apr. 30, 2012
Debt and Financing Arrangements [Abstract]
Long-term debt

	Year Ended April 30,
	2012	2011
4.78% Senior Notes due June 1, 2014	$100,000	$100,000
6.12% Senior Notes due November 1, 2015	24,000	24,000
6.63% Senior Notes due November 1, 2018	397,906	380,039
3.50% Notes due October 15, 2021	748,637	—
5.55% Senior Notes due April 1, 2022	400,000	400,000
4.50% Senior Notes due June 1, 2025	400,000	400,000

Total long-term debt	$2,070,543	$1,304,039
Current portion of long-term debt	50,000	—

Total long-term debt, less current portion	$2,020,543	$1,304,039

Derivative Financial Instruments (Tables)	12 Months Ended
Apr. 30, 2012
Derivative Financial Instruments [Abstract]
Fair value of derivative instruments

	April 30, 2012		April 30, 2011
	Other Current Assets	Other Current Liabilities	Other Current Assets	Other Current Liabilities	Other Noncurrent Liabilities
Derivatives designated as hedging instruments:
Commodity contracts	$6,569	$19,510	$3,408	$—	$—
Interest rate contract	—	—	5,423	—	1,384

Total derivatives designated as hedging instruments	$6,569	$19,510	$8,831	$—	$1,384

Derivatives not designated as hedging instruments:
Commodity contracts	$3,166	$3,631	$9,887	$5,432	$—
Foreign currency exchange contracts	436	982	317	3,204	—

Total derivatives not designated as hedging instruments	$3,602	$4,613	$10,204	$8,636	$—

Total derivative instruments	$10,171	$24,123	$19,035	$8,636	$1,384

Commodity contracts gains and losses recognized on derivatives designated as cash flow hedges

	Year Ended April 30,
	2012	2011
(Losses) gains recognized in other comprehensive (loss) income (effective portion)	$(31,830)	$21,082
Gains reclassified from accumulated other comprehensive (loss) income to cost of products sold (effective portion)	1,887	14,780

Change in accumulated other comprehensive (loss) income	$(33,717)	$6,302

(Losses) gains recognized in cost of products sold (ineffective portion)	$(853)	$611

Interest rate contract gains and losses recognized on the derivative designated as a cash flow hedge

	Year Ended April 30,
	2012	2011
Losses recognized in other comprehensive (loss) income (effective portion)	$(6,192)	$—
Losses reclassified from accumulated other comprehensive (loss) income to interest expense (effective portion)	(278)	—

Change in accumulated other comprehensive (loss) income	$(5,914)	$—

Losses recognized in interest expense (ineffective portion)	$(19)	$—

Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments

	Year Ended April 30,
	2012	2011
Gains (losses) on commodity contracts	$16,306	$(3,994)
Gains (losses) on foreign currency exchange contracts	951	(3,290)

Gains (losses) recognized in cost of products sold (derivatives not designated as hedging instruments)	$17,257	$(7,284)

Outstanding derivative contracts

	April 30,
	2012	2011
Commodity contracts	$983,381	$869,107
Foreign currency exchange contracts	94,424	73,158
Interest rate contract	—	376,000

Other Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Apr. 30, 2012
Other Financial Instruments and Fair Value Measurements [Abstract]
Carrying amount and fair value of financial instruments

	April 30, 2012		April 30, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Marketable securities	$—	$—	$18,600	$18,600
Other investments	43,217	43,217	41,560	41,560
Derivative financial instruments – net	(13,952)	(13,952)	9,015	9,015
Long-term debt	(2,070,543)	(2,443,514)	(1,304,039)	(1,648,614)

Financial assets (liabilities) measured at fair value on a recurring basis

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2012
Other investments: (B)
Equity mutual funds	$14,649	$—	$—	$14,649
Municipal obligations	—	20,392	—	20,392
Other investments	1,132	7,044	—	8,176
Derivatives: (C)
Commodity contracts – net	(12,788)	(618)	—	(13,406)
Foreign currency exchange contracts – net	(1)	(545)	—	(546)
Long-term debt (D)	(777,023)	(1,666,491)	—	(2,443,514)

Total financial instruments measured at fair value	$(774,031)	$(1,640,218)	$—	$(2,414,249)

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2011
Marketable securities (A)	$—	$18,600	$—	$18,600
Other investments: (B)
Equity mutual funds	14,011	—	—	14,011
Municipal obligations	—	20,042	—	20,042
Other investments	464	7,043	—	7,507
Derivatives: (C)
Commodity contracts – net	7,863	—	—	7,863
Foreign currency exchange contracts – net	(2,887)	—	—	(2,887)
Interest rate contract – net	—	4,039	—	4,039
Long-term debt (D)	—	(1,648,614)	—	(1,648,614)

Total financial instruments measured at fair value	$19,451	$(1,598,890)	$—	$(1,579,439)

(A)	The Company’s marketable securities consisted entirely of commercial paper at April 30, 2011, and were broker-priced and valued by a third party using valuation techniques which utilize inputs that are derived principally from or corroborated by observable market data. All securities had matured or were sold at values that were consistent with the previously estimated fair values prior to April 30, 2012.
(B)	The Company’s other investments consist of funds maintained for the payment of benefits associated with nonqualified retirement plans. The funds include equity securities listed in active markets and municipal obligations valued by a third party using valuation techniques which utilize inputs that are derived principally from or corroborated by observable market data. As of April 30, 2012, the Company’s municipal obligations are scheduled to mature as follows: $3,536 in 2013, $732 in 2014, $2,739 in 2015, $927 in 2016, and the remaining $12,458 in 2017 and beyond.
(C)	The Company’s Level 1 derivatives are valued using quoted market prices for identical instruments in active markets. The Level 2 derivatives are valued using quoted prices for similar assets or liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability. The Company’s interest rate swap was valued using the income approach, observable Level 2 market expectations at the measurement date, and standard valuation techniques to convert future amounts to a single discounted present value. The specific inputs used to value the swap included futures contracts valued based on LIBOR, LIBOR cash and swap rates, and credit risk at commonly quoted intervals. For additional information, see Note 12: Derivative Financial Instruments.
(D)	The Company’s long-term debt is comprised of public Notes classified as Level 1 and private Senior Notes classified as Level 2. The public Notes are traded in an active secondary market and valued using quoted prices. The value of the private Senior Notes is based on the net present value of each interest and principal payment calculated, utilizing an interest rate derived from a fair market yield curve. For additional information, see Note 10: Debt and Financing Arrangements.

Income Taxes (Tables)	12 Months Ended
Apr. 30, 2012
Income Taxes [Abstract]
Deferred tax assets and liabilities

	April 30,
	2012	2011
Deferred tax liabilities:
Intangible assets	$1,018,262	$1,025,301
Property, plant, and equipment	106,218	111,537
Other	8,107	10,016

Total deferred tax liability	$1,132,587	$1,146,854

Deferred tax assets:
Post-employment and other employee benefits	$107,543	$84,723
Tax credit and loss carryforwards	5,494	4,583
Intangible assets	3,370	3,279
Other	40,719	27,668

Total deferred tax assets	$157,126	$120,253
Valuation allowance for deferred tax assets	(3,072)	(3,324)

Total deferred tax assets, less allowance	$154,054	$116,929

Net deferred tax liability	$978,533	$1,029,925

Domestic and foreign loss and credit carryforwards

	Related Tax Deduction	Deferred Tax Asset	Valuation Allowance	Expiration Date
Tax carryforwards:
Federal capital loss carryforward	$1,917	$694	$—	2017
State loss carryforwards	63,482	3,154	2,935	2013 to 2031
State tax credit carryforwards	—	1,636	—	2019
Foreign jurisdictional tax credit carryforwards	—	10	—	2015

Total tax carryforwards	$65,399	$5,494	$2,935

Income (loss) before income taxes

	Year Ended April 30,
	2012	2011	2010
Domestic	$706,366	$729,654	$712,226
Foreign	(5,208)	(12,490)	18,527

Income before income taxes	$701,158	$717,164	$730,753

Components of the provision for income taxes

	Year Ended April 30,
	2012	2011	2010
Current:
Federal	$228,255	$271,361	$256,444
Foreign	6,798	4,554	6,584
State and local	23,579	21,568	12,907
Deferred:
Federal	(10,273)	(51,011)	(21,362)
Foreign	(6,867)	(7,338)	(4,386)
State and local	(78)	(1,452)	(13,572)

Total income tax expense	$241,414	$237,682	$236,615

Reconciliation of the statutory federal income tax rate and the effective income tax rate

	Year Ended April 30,
Percent of Pretax Income	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	2.3	2.2	1.2
Domestic manufacturing deduction	(3.1)	(3.8)	(1.9)
Other items – net	0.2	(0.3)	(1.9)

Effective income tax rate	34.4%	33.1%	32.4%

Income taxes paid	$257,762	$365,994	$212,981

Reconciliation of unrecognized tax benefits

	2012	2011
Balance at May 1,	$20,261	$15,322
Increases:
Current year tax positions	3,617	5,237
Prior year tax positions	2,103	4,106
Foreign currency translation	157	—
Decreases:
Prior year tax positions	—	271
Settlement with tax authorities	287	31
Expiration of statute of limitations periods	1,874	3,985
Foreign currency translation	—	117

Balance at April 30,	$23,977	$20,261

Accumulated Other Comprehensive Income Loss (Tables)	12 Months Ended
Apr. 30, 2012
Accumulated Other Comprehensive (Loss) Income [Abstract]
Components of accumulated other comprehensive (loss) income

	Foreign Currency Translation Adjustment	Pension and Other Postretirement Liabilities	Unrealized Gain (Loss) on Available-for- Sale Securities	Unrealized (Loss) Gain on Cash Flow Hedging Derivatives	Accumulated Other Comprehensive (Loss) Income
Balance at May 1, 2009	$11,062	$(67,693)	$(2,209)	$1,570	$(57,270)
Reclassification adjustments	—	—	—	(2,494)	(2,494)
Current period credit (charge)	45,926	(18,004)	4,162	3,128	35,212
Income tax benefit (expense)	—	5,691	(1,510)	(210)	3,971

Balance at April 30, 2010	$56,988	$(80,006)	$443	$1,994	$(20,581)
Reclassification adjustments	—	—	—	(3,128)	(3,128)
Current period credit (charge)	24,773	(10,004)	2,124	9,430	26,323
Income tax benefit (expense)	—	4,076	(765)	(2,296)	1,015

Balance at April 30, 2011	$81,761	$(85,934)	$1,802	$6,000	$3,629
Reclassification adjustments	—	—	—	(9,430)	(9,430)
Current period (charge) credit	(14,785)	(73,137)	1,167	(30,201)	(116,956)
Income tax benefit (expense)	—	24,808	(425)	14,383	38,766

Balance at April 30, 2012	$66,976	$(134,263)	$2,544	$(19,248)	$(83,991)

Guarantor and Non-Guarantor Financial Information (Tables)	12 Months Ended
Apr. 30, 2012
Guarantor and Non-Guarantor Financial Information [Abstract]
CONDENSED STATEMENTS OF CONSOLIDATED INCOME

	Year Ended April 30, 2012
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$4,302,743	$1,547,757	$3,822,370	$(4,147,088)	$5,525,782
Cost of products sold	3,741,054	1,408,792	2,682,636	(4,151,923)	3,680,559

Gross Profit	561,689	138,965	1,139,734	4,835	1,845,223
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	243,392	61,457	660,327	—	965,176
Amortization and impairment charges	11,196	—	81,454	—	92,650
Other operating (income) expense – net	(1,325)	(1,251)	11,690	—	9,114

Operating Income	308,426	78,759	386,263	4,835	778,283
Interest (expense) income – net	(80,675)	2,969	(2,086)	—	(79,792)
Other income (expense) – net	1,404,340	443	(3,605)	(1,398,511)	2,667
Equity in net earnings of subsidiaries	(1,095,007)	184,217	79,192	831,598	—

Income Before Income Taxes	537,084	266,388	459,764	(562,078)	701,158
Income taxes	77,340	1,140	162,934	—	241,414

Net Income	$459,744	$265,248	$296,830	$(562,078)	$459,744

	Year Ended April 30, 2011
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$3,880,940	$2,805,614	$3,759,833	$(5,620,644)	$4,825,743
Cost of products sold	3,196,825	2,546,492	2,884,851	(5,600,942)	3,027,226

Gross Profit	684,115	259,122	874,982	(19,702)	1,798,517
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	216,731	79,263	626,182	—	922,176
Amortization and impairment charges	5,188	64,675	21,580	—	91,443
Other operating (income) expense – net	(665)	(2,599)	3,890	—	626

Operating Income	462,861	117,783	223,330	(19,702)	784,272
Interest (expense) income – net	(67,687)	3,400	(2,795)	—	(67,082)
Other (expense) income – net	(1,338)	1,735	(423)	—	(26)
Equity in net earnings of subsidiaries	203,115	83,879	67,256	(354,250)	—

Income Before Income Taxes	596,951	206,797	287,368	(373,952)	717,164
Income taxes	117,469	21,838	98,375	—	237,682

Net Income	$479,482	$184,959	$188,993	$(373,952)	$479,482

CONDENSED STATEMENTS OF CONSOLIDATED INCOME

	Year Ended April 30, 2010
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$3,675,770	$2,899,461	$3,723,605	$(5,693,547)	$4,605,289
Cost of products sold	3,259,807	2,383,363	2,858,293	(5,682,864)	2,818,599

Gross Profit	415,963	516,098	865,312	(10,683)	1,786,690
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	193,036	107,407	613,311	—	913,754
Amortization and impairment charges	10,200	65,681	9,434	—	85,315
Other operating (income) expense – net	(22,546)	7,083	12,175	—	(3,288)

Operating Income	235,273	335,927	230,392	(10,683)	790,909
Interest (expense) income – net	(53,264)	12,429	(21,559)	—	(62,394)
Other income (expense) – net	151	17,609	(15,522)	—	2,238
Equity in net earnings of subsidiaries	393,208	61,459	35,223	(489,890)	—

Income Before Income Taxes	575,368	427,424	228,534	(500,573)	730,753
Income taxes	81,230	77,280	78,105	—	236,615

Net Income	$494,138	$350,144	$150,429	$(500,573)	$494,138

CONDENSED CONSOLIDATED BALANCE SHEETS

	April 30, 2012
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$108,281	$—	$121,427	$—	$229,708
Inventories	—	161,411	815,030	(14,865)	961,576
Other current assets	334,220	3,499	114,462	—	452,181

Total Current Assets	442,501	164,910	1,050,919	(14,865)	1,643,465
Property, Plant, and Equipment	220,354	389,163	486,572	—	1,096,089
Investments in Subsidiaries and Intercompany	5,684,496	4,241,145	702,550	(10,628,191)	—
Other Noncurrent Assets
Goodwill	981,606	—	2,073,012	—	3,054,618
Other intangible assets – net	435,713	—	2,751,294	—	3,187,007
Other noncurrent assets	59,992	11,137	62,918	—	134,047

Total Other Noncurrent Assets	1,477,311	11,137	4,887,224	—	6,375,672

	$7,824,662	$4,806,355	$7,127,265	$(10,643,056)	$9,115,226

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities	$323,608	$101,714	$191,650	$—	$616,972
Noncurrent Liabilities
Long-term debt	2,020,543	—	—	—	2,020,543
Deferred income taxes	104,822	311	887,559	—	992,692
Other noncurrent liabilities	212,303	20,031	89,299	—	321,633

Total Noncurrent Liabilities	2,337,668	20,342	976,858	—	3,334,868
Shareholders’ Equity	5,163,386	4,684,299	5,958,757	(10,643,056)	5,163,386

	$7,824,662	$4,806,355	$7,127,265	$(10,643,056)	$9,115,226

	April 30, 2011
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$206,845	$—	$113,000	$—	$319,845
Inventories	—	182,531	700,750	(19,702)	863,579
Other current assets	364,377	8,190	81,008	—	453,575

Total Current Assets	571,222	190,721	894,758	(19,702)	1,636,999
Property, Plant, and Equipment	193,321	305,519	369,042	—	867,882
Investments in Subsidiaries and Intercompany	4,872,622	802,936	1,209,603	(6,885,161)	—
Other Noncurrent Assets
Goodwill	981,606	—	1,831,140	—	2,812,746
Other intangible assets – net	440,174	3,116	2,496,720	—	2,940,010
Other noncurrent assets	50,012	15,106	1,830	—	66,948

Total Other Noncurrent Assets	1,471,792	18,222	4,329,690	—	5,819,704

	$7,108,957	$1,317,398	$6,803,093	$(6,904,863)	$8,324,585

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities	$234,262	$81,239	$167,175	$—	$482,676
Noncurrent Liabilities
Long-term debt	1,304,039	—	—	—	1,304,039
Deferred income taxes	115,985	—	926,838	—	1,042,823
Other noncurrent liabilities	162,308	16,447	23,929	—	202,684

Total Noncurrent Liabilities	1,582,332	16,447	950,767	—	2,549,546
Shareholders’ Equity	5,292,363	1,219,712	5,685,151	(6,904,863)	5,292,363

	$7,108,957	$1,317,398	$6,803,093	$(6,904,863)	$8,324,585

CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS

	Year Ended April 30, 2012
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by (Used for) Operating Activities	$1,622,917	$165,048	$(1,057,036)	$—	$730,929

Investing Activities
Businesses acquired, net of cash acquired	—	—	(737,255)	—	(737,255)
Additions to property, plant, and equipment	(52,994)	(133,605)	(87,645)	—	(274,244)
Equity investment in affiliate	—	—	(35,874)	—	(35,874)
Proceeds from divestitures	—	—	9,268	—	9,268
Sales and maturities of marketable securities	18,600	—	—	—	18,600
Proceeds from disposal of property, plant, and equipment	168	396	3,475	—	4,039
Other – net	—	(3,495)	(16,903)	—	(20,398)

Net Cash Used for Investing Activities	(34,226)	(136,704)	(864,934)	—	(1,035,864)

Financing Activities
Proceeds from long-term debt	748,560	—	—	—	748,560
Quarterly dividends paid	(213,667)	—	—	—	(213,667)
Purchase of treasury shares	(315,780)	—	—	—	(315,780)
Proceeds from stock option exercises	2,826	—	—	—	2,826
Intercompany	(1,906,881)	(28,344)	1,935,225	—	—
Other – net	(2,313)	—	—	—	(2,313)

Net Cash (Used for) Provided by Financing Activities	(1,687,255)	(28,344)	1,935,225	—	219,626
Effect of exchange rate changes on cash	—	—	(4,828)	—	(4,828)

Net (decrease) increase in cash and cash equivalents	(98,564)	—	8,427	—	(90,137)
Cash and cash equivalents at beginning of year	206,845	—	113,000	—	319,845

Cash and Cash Equivalents at End of Year	$108,281	$—	$121,427	$—	$229,708

( )	Denotes use of cash

	Year Ended April 30, 2011
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$212,428	$92,965	$86,169	$—	$391,562

Investing Activities
Additions to property, plant, and equipment	(59,072)	(53,416)	(67,592)	—	(180,080)
Purchases of marketable securities	(75,637)	—	—	—	(75,637)
Sales and maturities of marketable securities	57,100	—	—	—	57,100
Proceeds from disposal of property, plant, and equipment	1,081	305	4,444	—	5,830
Other – net	(43)	37	(120)	—	(126)

Net Cash Used for Investing Activities	(76,571)	(53,074)	(63,268)	—	(192,913)

Financing Activities
Repayments of long-term debt	(10,000)	—	—	—	(10,000)
Proceeds from long-term debt	400,000	—	—	—	400,000
Quarterly dividends paid	(194,024)	—	—	—	(194,024)
Purchase of treasury shares	(389,135)	—	—	—	(389,135)
Proceeds from stock option exercises	14,525	—	—	—	14,525
Intercompany	24,152	(39,891)	15,739	—	—
Other – net	7,740	—	475	—	8,215

Net Cash (Used for) Provided by Financing Activities	(146,742)	(39,891)	16,214	—	(170,419)
Effect of exchange rate changes on cash	—	—	8,045	—	8,045

Net (decrease) increase in cash and cash equivalents	(10,885)	—	47,160	—	36,275
Cash and cash equivalents at beginning of year	217,730	—	65,840	—	283,570

Cash and Cash Equivalents at End of Year	$206,845	$—	$113,000	$—	$319,845

( )	Denotes use of cash

	Year Ended April 30, 2010
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by (Used for) Operating Activities	$499,197	$218,064	$(3,783)	$—	$713,478

Investing Activities
Additions to property, plant, and equipment	(41,148)	(62,324)	(33,511)	—	(136,983)
Proceeds from divestitures	19,554	—	—	—	19,554
Sales and maturities of marketable securities	13,519	—	—	—	13,519
Proceeds from disposal of property, plant, and equipment	—	185	20	—	205
Other – net	(706)	—	(32)	—	(738)

Net Cash Used for Investing Activities	(8,781)	(62,139)	(33,523)	—	(104,443)

Financing Activities
Repayment of bank note payable	—	(350,000)	—	—	(350,000)
Repayments of long-term debt	(275,000)	—	—	—	(275,000)
Quarterly dividends paid	(166,224)	—	—	—	(166,224)
Purchase of treasury shares	(5,569)	—	—	—	(5,569)
Proceeds from stock option exercises	6,413	—	—	—	6,413
Intercompany	(258,696)	194,075	64,621	—	—
Other – net	2,393	—	(561)	—	1,832

Net Cash (Used for) Provided by Financing Activities	(696,683)	(155,925)	64,060	—	(788,548)
Effect of exchange rate changes on cash	—	—	6,390	—	6,390

Net (decrease) increase in cash and cash equivalents	(206,267)	—	33,144	—	(173,123)
Cash and cash equivalents at beginning of year	423,997	—	32,696	—	456,693

Cash and Cash Equivalents at End of Year	$217,730	$—	$65,840	$—	$283,570

( )	Denotes use of cash

Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Share based payments
Share-based compensation expense included in selling, distribution, and administrative expenses	$ 19,292	$ 19,896	$ 20,687
Share-based compensation expense included in merger and integration costs	2,419	4,148	5,262
Share-based compensation expense included in other restructuring costs	105	290	0
Total share-based compensation expense	21,816	24,334	25,949
Related income tax benefit	$ 7,511	$ 8,064	$ 8,402

Accounting Policies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012 Segment Contract Facility Y	Apr. 30, 2011	Apr. 30, 2010
Property, Plant and Equipment [Line Items]
Machinery and equipment	$ 1,160,307	$ 1,022,670
Accounting Policies (Textual) [Abstract]
Approximate percentage of net sales sold to Wal-Mart Stores, Inc. and subsidiaries	26.00%	26.00%	27.00%
Percentage of sales to be considered to determine major customers	10.00%
Number of U.S. retail market segments that contain major customer sales	2
Amount due from Wal-Mart Stores, Inc. and subsidiaries included in trade receivables	84,068	87,623
Company's total promotional expenditures, including amounts classified as a reduction of net sales, represented approximately in percentage of net sales	23.00%
Advertising expense	119,600	115,066	130,583
Research and Development Costs	21,931	20,981	20,963
Requisite performance period for share based payments	1 year
Requisite service period for share based payments	4 years
Compensation cost related to nonvested share-based awards not yet recognized	29,881
Weighted-average period of recognition	2.9
Tax benefit of stock plans	4,825	7,310	3,005
Charges for defined contribution plan	16,078	16,440	15,625
Excess tax benefits realized upon exercise or vesting of share-based compensation	4,832	6,990	2,908
Allowance for doubtful accounts	1,715	1,882
Work-in-process	78,344	77,594
Rent expense	56,502	57,572	55,010
Fair value of available-for-sale marketable securities included in other current assets		18,600
Proceeds from available-for-sale marketable securities realized upon maturity or sale	18,600	57,100	13,519
Fair value of funds for the payment of benefits associated with nonqualified retirement plans included in other noncurrent assets	43,217	41,560
Unrealized gains included in accumulated other comprehensive income (loss) on other investments	3,984	2,817
Approximate percentage of the Company's employees, covered by union contracts	28.00%
Number of union contracts expiring in 2013	3
Facilities covered by union contracts	11
Increase (Decrease) in net provision for the allowance for doubtful accounts	(167)	361	(480)
Minimum operating lease obligations in 2013	22,445
Minimum operating lease obligations in 2014	20,577
Minimum operating lease obligations in 2015	13,889
Minimum operating lease obligations in 2016	11,929
Minimum operating lease obligations in 2017	9,561
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated minimum useful life of assets, in years	3
Estimated maximum useful life of assets, in years	20
Capitalized software costs [Member]
Property, Plant and Equipment [Line Items]
Estimated minimum useful life of assets, in years	3
Estimated maximum useful life of assets, in years	7
Buildings, fixtures, and improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated minimum useful life of assets, in years	5
Estimated maximum useful life of assets, in years	40
Sara Lee Corporation [Member] | Brew equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated minimum useful life of assets, in years	3
Estimated maximum useful life of assets, in years	5
Acquired coffee brew equipment	36,168
Machinery and equipment	$ 37,100

Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	Jan. 03, 2012 Sara Lee Corporation [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member]
Assets acquired:
Current assets		$ 33,971
Cash and cash equivalents	1,221
Other current assets	42,619
Property, plant, and equipment	92,775	29,227
Intangible assets	138,900	213,500
Goodwill	149,948	91,675
Other noncurrent assets	863
Total assets acquired	426,326	368,373
Liabilities assumed:
Current liabilities	3,599	5,527
Noncurrent liabilities	2,097
Total liabilities assumed	5,696	5,527
Net assets acquired	$ 420,630	$ 362,846

Acquisitions (Details 1) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012 Indefinite-Lived Trademarks [Member]	Apr. 30, 2011 Indefinite-Lived Trademarks [Member]	Jan. 03, 2012 Sara Lee Corporation [Member]	Jan. 03, 2012 Sara Lee Corporation [Member] Customer Relationships [Member]	Jan. 03, 2012 Sara Lee Corporation [Member] Technology [Member]	Jan. 03, 2012 Sara Lee Corporation [Member] Finite-Lived Trademarks [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member] Indefinite-Lived Trademarks [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member] Customer Relationships [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member] Finite-Lived Trademarks [Member]
The purchase price allocated to the identifiable intangible assets
Intangible assets with finite lives				$ 92,000	$ 23,800	$ 23,100			$ 147,800	$ 1,600
Intangible assets with indefinite lives	1,855,621	1,799,862						64,100
Total intangible assets			$ 138,900				$ 213,500

Acquisitions (Details Textual) (USD $)	12 Months Ended			12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Oct. 18, 2011	Apr. 30, 2012 Rowland Coffee Roasters, Inc. [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member]	Apr. 30, 2012 Rowland Coffee Roasters, Inc. [Member] Customer Relationships [Member] Y	Apr. 30, 2012 Rowland Coffee Roasters, Inc. [Member] Finite-Lived Trademarks [Member] Y	Apr. 30, 2012 Rowland Coffee Roasters, Inc. [Member] U.S. Retail Coffee [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member] U.S. Retail Coffee [Member]	Apr. 30, 2012 Rowland Coffee Roasters, Inc. [Member] International, Foodservice, and Natural Foods [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member] International, Foodservice, and Natural Foods [Member]	Apr. 30, 2012 Sara Lee Corporation [Member]	Jan. 03, 2012 Sara Lee Corporation [Member]	Apr. 30, 2012 Sara Lee Corporation [Member] Customer Relationships [Member] Y	Apr. 30, 2012 Sara Lee Corporation [Member] Technology [Member] Y	Apr. 30, 2012 Sara Lee Corporation [Member] Finite-Lived Trademarks [Member] Y	Apr. 30, 2012 Sara Lee Corporation [Member] International, Foodservice, and Natural Foods [Member]	Jan. 03, 2012 Sara Lee Corporation [Member] International, Foodservice, and Natural Foods [Member]
Acquisitions (Textual) [Abstract]
Cost of acquired entity					$ 362,800,000								$ 420,600,000
Borrowings under revolving credit facility					180,000,000
One-time costs directly related to merger and integration				10,700,000								14,200,000
Noncash acquisition expenses				4,600,000
One time costs related to the acquisition estimated				25,000,000								25,000,000
Noncash charges estimated				10,000,000
Future period over which expect acquisition costs to be incurred				next two fiscal years								next two fiscal years
Goodwill assigned to the U.S. Retail Coffee and International, Foodservice and Natural Food segments					91,675,000				84,800,000		6,900,000		149,948,000					149,900,000
Business acquisition net sales								99,300,000		16,000,000							124,200,000
Business acquisition segment profit								13,900,000		2,500,000
Weighted-average useful life of the finite-lived intangible assets (in years)						19	10							10	10	6
Goodwill deductible for tax purpose					88,700,000								143,300,000
Percentage of Notes			3.50%
Additional purchase price included in other current liabilities and other noncurrent liabilities													50,000,000
Time period over which additional liability will be paid												10 years
Present value of additional purchase price included in other current liabilities and other noncurrent liabilities													45,000,000
Payments for acquisition													375,600,000
Acquisitions (Additional Textual) [Abstract]
Expected consolidated net sales	$ 5,700,000,000	$ 5,300,000,000

Equity Method Investment (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Mar. 26, 2012
Equity Method Investment (Textual) [Abstract]
Percentage of equity interest acquired				25.00%
Amount of Acquisition	$ 35,874	$ 0	$ 0

Restructuring (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Restructuring and related charges
Total expected restructuring charge	$ 245,000	$ 235,000
Beginning Balance	10,198	1,089	0
Charge to expense	81,141	101,957	5,711
Cash payments	(40,336)	(30,739)	(752)
Noncash utilization	(42,225)	(62,109)	(3,870)
Ending Balance	8,778	10,198	1,089
Remaining expected restructuring charge	56,191
Long-Lived Asset Charges [Member]
Restructuring and related charges
Total expected restructuring charge	105,000
Beginning Balance	0	0	0
Charge to expense	34,195	53,569	3,870
Cash payments	0	0	0
Noncash utilization	(34,195)	(53,569)	(3,870)
Ending Balance	0	0	0
Remaining expected restructuring charge	13,366
Employee Separation [Member]
Restructuring and related charges
Total expected restructuring charge	71,000
Beginning Balance	10,198	1,089	0
Charge to expense	20,364	36,010	1,139
Cash payments	(13,754)	(18,361)	(50)
Noncash utilization	(8,030)	(8,540)	0
Ending Balance	8,778	10,198	1,089
Remaining expected restructuring charge	13,487
Site Preparation and Equipment Relocation [Member]
Restructuring and related charges
Total expected restructuring charge	31,000
Beginning Balance	0	0	0
Charge to expense	12,963	6,192	407
Cash payments	(12,963)	(6,192)	(407)
Noncash utilization	0	0	0
Ending Balance	0	0	0
Remaining expected restructuring charge	11,438
Production Start-up [Member]
Restructuring and related charges
Total expected restructuring charge	26,000
Beginning Balance	0	0	0
Charge to expense	10,689	5,194	16
Cash payments	(10,689)	(5,194)	(16)
Noncash utilization	0	0	0
Ending Balance	0	0	0
Remaining expected restructuring charge	10,101
Other Costs [Member]
Restructuring and related charges
Total expected restructuring charge	12,000
Beginning Balance	0	0	0
Charge to expense	2,930	992	279
Cash payments	(2,930)	(992)	(279)
Noncash utilization	0	0	0
Ending Balance	0	0	0
Remaining expected restructuring charge	$ 7,799

Restructuring (Details Textual) (USD $)	12 Months Ended
	Apr. 30, 2012 Y Facility Position	Apr. 30, 2011	Apr. 30, 2010
Restructuring (Textual) [Abstract]
Percent of positions reduced due to restructuring	70.00%
Total expected restructuring charge	$ 245,000,000	$ 235,000,000
Restructuring costs incurred announcement-to-date	188,800,000
Reduction in positions due to restructuring	850
Cost of products sold restructuring	38,552,000	54,089,000	3,870,000
Total restructuring charges	$ 81,141,000	$ 101,957,000	$ 5,711,000
Plants announced to be closed	6
Years over which balance of restructuring costs will be incurred	2

Reportable Segments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Net sales:
Net sales	$ 5,525,782	$ 4,825,743	$ 4,605,289
Segment profit:
Segment profit	1,104,884	1,102,168	1,032,131
Interest income	1,504	2,512	2,793
Interest expense	(81,296)	(69,594)	(65,187)
Share-based compensation expense	(19,292)	(19,896)	(20,687)
Cost of products sold - restructuring	(38,552)	(54,089)	(3,870)
Cost of products sold - merger and integration	(4,610)	0	0
Other restructuring costs	(42,589)	(47,868)	(1,841)
Other merger and integration costs	(29,904)	(11,194)	(33,692)
Corporate administrative expenses	(191,654)	(184,849)	(181,132)
Other income (expense) - net	2,667	(26)	2,238
Income Before Income Taxes	701,158	717,164	730,753
Assets:
Assets	9,115,226	8,324,585	7,974,853
Depreciation, amortization, and impairment charges
Depreciation, amortization, and impairment charges	251,586	257,238	197,410
Additions to property, plant and equipment
Additions to property, plant and equipment	274,244	180,080	136,983
U.S. Retail Coffee [Member]
Net sales:
Net sales	2,297,737	1,930,869	1,700,458
Segment profit:
Segment profit	543,012	536,133	484,006
Assets:
Assets	5,033,561	4,830,127	4,625,502
Depreciation, amortization, and impairment charges
Depreciation, amortization, and impairment charges	102,323	95,423	99,490
Additions to property, plant and equipment
Additions to property, plant and equipment	86,903	59,910	52,198
U.S. Retail Consumer Foods [Member]
Net sales:
Net sales	2,094,456	1,953,043	2,004,700
Segment profit:
Segment profit	393,300	406,455	407,721
Assets:
Assets	2,612,732	2,416,037	2,327,466
Depreciation, amortization, and impairment charges
Depreciation, amortization, and impairment charges	46,744	43,280	44,727
Additions to property, plant and equipment
Additions to property, plant and equipment	159,544	88,217	58,457
International, Foodservice, and Natural Foods [Member]
Net sales:
Net sales	1,133,589	941,831	900,131
Segment profit:
Segment profit	168,572	159,580	140,404
Assets:
Assets	1,179,624	684,434	694,478
Depreciation, amortization, and impairment charges
Depreciation, amortization, and impairment charges	37,698	41,680	28,976
Additions to property, plant and equipment
Additions to property, plant and equipment	27,797	31,953	26,328
Unallocated [Member]
Assets:
Assets	289,309	393,987	327,407
Depreciation, amortization, and impairment charges
Depreciation, amortization, and impairment charges	$ 64,821	$ 76,855	$ 24,217

Reportable Segments (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Net sales:
Domestic	$ 5,014,695	$ 4,358,091	$ 4,167,042
Total international	511,087	467,652	438,247
Total net sales	5,525,782	4,825,743	4,605,289
Assets:
Total assets	9,115,226	8,324,585	7,974,853
Long-lived assets (excluding goodwill and other intangibles):
Domestic	1,164,802	885,952	854,523
Total international	65,334	48,878	62,455
Total long-lived assets (excluding goodwill and other intangibles)	1,230,136	934,830	916,978
Domestic [Member]
Assets:
Total assets	8,721,449	7,912,311	7,591,931
CANADA [Member]
Net sales:
Total international	447,004	409,710	385,870
Assets:
Total assets	386,026	406,576	376,788
Long-lived assets (excluding goodwill and other intangibles):
Total international	28,072	48,172	61,743
All other international [Member]
Net sales:
Total international	64,083	57,942	52,377
Assets:
Total assets	7,751	5,698	6,134
Long-lived assets (excluding goodwill and other intangibles):
Total international	37,262	706	712
Total international [Member]
Assets:
Total assets	$ 393,777	$ 412,274	$ 382,922

Reportable Segments (Details 2)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Product Sales Information
Total product sales	100.00%	100.00%	100.00%
Coffee [Member]
Product Sales Information
Total product sales	48.00%	44.00%	40.00%
Peanut butter [Member]
Product Sales Information
Total product sales	12.00%	12.00%	12.00%
Fruit spreads [Member]
Product Sales Information
Total product sales	7.00%	8.00%	8.00%
Shortening and oils [Member]
Product Sales Information
Total product sales	7.00%	7.00%	8.00%
Baking mixes and frostings [Member]
Product Sales Information
Total product sales	6.00%	6.00%	6.00%
Canned milk [Member]
Product Sales Information
Total product sales	5.00%	5.00%	5.00%
Flour and baking ingredients [Member]
Product Sales Information
Total product sales	5.00%	5.00%	5.00%
Portion control [Member]
Product Sales Information
Total product sales	2.00%	3.00%	3.00%
Juices and beverages [Member]
Product Sales Information
Total product sales	2.00%	3.00%	3.00%
Handheld frozen sandwiches [Member]
Product Sales Information
Total product sales	2.00%	2.00%	3.00%
Toppings and syrups [Member]
Product Sales Information
Total product sales	2.00%	2.00%	2.00%
Other [Member]
Product Sales Information
Total product sales	2.00%	3.00%	5.00%

Reportable Segments (Details Textual)	12 Months Ended
Apr. 30, 2012 Industry Segment
Reportable Segments (Textual) [Abstract]
Number of Reportable Segments	3
Number of industries in which Company operates	1

Earnings per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Computation of net income per common share
Net income	$ 459,744	$ 479,482	$ 494,138
Net income allocated to participating securities	4,267	4,692	4,321
Net income allocated to common stockholders	455,477	474,790	489,817
Weighted-average common shares outstanding	112,212,677	117,009,362	117,911,160
Net income per common share	$ 4.06	$ 4.06	$ 4.15
Computation of net income per common share - assuming dilution
Net income	459,744	479,482	494,138
Net income allocated to participating securities	4,266	4,690	4,318
Net income allocated to common stockholders	$ 455,478	$ 474,792	$ 489,820
Weighted-average common shares outstanding	112,212,677	117,009,362	117,911,160
Dilutive effect of stock options	49,616	110,335	130,011
Weighted-average common shares outstanding - assuming dilution	112,262,293	117,119,697	118,041,171
Net income per common share - assuming dilution	$ 4.06	$ 4.05	$ 4.15
Weighted-average common shares, basic and diluted
Weighted-average common shares outstanding	112,212,677	117,009,362	117,911,160
Weighted-average participating shares outstanding	1,051,274	1,156,389	1,040,274
Weighted-average shares outstanding	113,263,951	118,165,751	118,951,434
Dilutive effect of stock options	49,616	110,335	130,011
Weighted-average shares outstanding - assuming dilution	113,313,567	118,276,086	119,081,445

Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	$ 2,812,746	$ 2,807,730
Acquisitions	241,623
Other	249	5,016
Goodwill, Ending Balance	3,054,618	2,812,746
U.S. Retail Coffee [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	1,635,366	1,635,413
Acquisitions	84,845
Other	86	(47)
Goodwill, Ending Balance	1,720,297	1,635,366
U.S. Retail Consumer Foods [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	1,036,167	1,034,395
Acquisitions	0
Other	(925)	1,772
Goodwill, Ending Balance	1,035,242	1,036,167
International, Foodservice, and Natural Foods [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	141,213	137,922
Acquisitions	156,778
Other	1,088	3,291
Goodwill, Ending Balance	$ 299,079	$ 141,213

Goodwill and Other Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012	Apr. 30, 2011
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization Acquisition Cost	$ 1,636,408	$ 1,350,123
Finite-lived intangible assets subject to amortization Accumulated Amortization / Impairment Charges	294,161	200,757
Finite-lived intangible assets subject to amortization, net	1,342,247	1,149,366
Indefinite-lived intangible assets not subject to amortization:
Total other intangible assets, Acquisition Cost	3,492,029	3,149,985
Total other intangible assets, Accumulated Amortization / Impairment Charges	305,022	209,975
Total other intangible assets, net	3,187,007	2,940,010
Indefinite-Lived Trademarks [Member]
Indefinite-lived intangible assets not subject to amortization:
Indefinite-lived intangible assets not subject to amortization Acquisition Cost	1,855,621	1,799,862
Indefinite-lived intangible assets not subject to amortization, accumulated amortization/ impairment charges	10,861	9,218
Indefinite-lived intangible assets not subject to amortization net	1,844,760	1,790,644
Customer and contractual relationships [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization Acquisition Cost	1,415,084	1,180,000
Finite-lived intangible assets subject to amortization Accumulated Amortization / Impairment Charges	238,419	168,125
Finite-lived intangible assets subject to amortization, net	1,176,665	1,011,875
Patents and technology [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization Acquisition Cost	158,770	134,970
Finite-lived intangible assets subject to amortization Accumulated Amortization / Impairment Charges	36,888	25,980
Finite-lived intangible assets subject to amortization, net	121,882	108,990
Finite-Lived Trademarks [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization Acquisition Cost	62,554	35,153
Finite-lived intangible assets subject to amortization Accumulated Amortization / Impairment Charges	18,854	6,652
Finite-lived intangible assets subject to amortization, net	$ 43,700	$ 28,501

Goodwill and Other Intangible Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 31, 2011	Apr. 30, 2012 Y	Apr. 30, 2011	Apr. 30, 2010
Goodwill and Other intangible assets (Textual) [Abstract]
Amortization expense for finite-lived intangible assets		$ 87,721	$ 73,438	$ 72,417
Weighted-average useful life of the finite-lived intangible assets [in years]		18
Estimated amortization expense for year one		96,000
Estimated amortization expense for year two		96,000
Estimated amortization expense for year three		96,000
Estimated amortization expense for year four		96,000
Estimated amortization expense for year five		96,000
Impairment charges		4,590	17,599	11,658
Loss (gain) on divestitures	$ 11,287	$ 11,287	$ 0	$ (13,607)

Pensions and Other Postretirement Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Defined Benefit Pension Plans [Member]
Components of net periodic benefit cost
Service cost	$ 8,050	$ 7,504	$ 5,755
Interest cost	26,210	25,491	24,788
Expected return on plan assets	(26,955)	(26,848)	(22,894)
Amortization of prior service cost (credit)	1,117	1,146	1,362
Amortization of net actuarial loss (gain)	9,381	10,294	6,291
Curtailment loss (gain)	1,124	4,095	0
Settlement loss	1,066	0	0
Termination benefit cost	1,838	8,395	0
Net periodic benefit cost	21,831	30,077	15,302
Other Postretirement Benefits [Member]
Components of net periodic benefit cost
Service cost	2,348	1,620	1,525
Interest cost	3,075	2,775	2,607
Expected return on plan assets	0	0	0
Amortization of prior service cost (credit)	(425)	(489)	(489)
Amortization of net actuarial loss (gain)	(43)	(536)	(1,043)
Curtailment loss (gain)	(115)	0	0
Settlement loss	0	0	0
Termination benefit cost	2,030	2,413	0
Net periodic benefit cost	$ 6,870	$ 5,783	$ 2,600

Pensions and Other Postretirement Benefits (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Defined Benefit Pension Plans [Member]
Net change for year in AOCI
Prior service cost arising during the year	$ 0	$ (359)	$ (1,334)
Net actuarial loss arising during the year	(82,125)	(13,533)	(13,713)
Amortization of prior service cost (credit)	1,117	1,146	1,362
Amortization of net actuarial loss (gain)	9,381	10,294	6,291
Curtailment loss (gain)	1,124	4,095	0
Settlement loss	1,066	0	0
Foreign currency translation	1,092	(2,032)	(5,932)
Other adjustments	23	0	(71)
Net change for year	(68,322)	(389)	(13,397)
Other Postretirement Benefits [Member]
Net change for year in AOCI
Prior service cost arising during the year	0	(925)	0
Net actuarial loss arising during the year	(4,163)	(7,769)	(3,248)
Amortization of prior service cost (credit)	(425)	(489)	(489)
Amortization of net actuarial loss (gain)	(43)	(536)	(1,043)
Curtailment loss (gain)	(115)	0	0
Settlement loss	0	0	0
Foreign currency translation	(69)	104	173
Other adjustments	0	0	0
Net change for year	$ (4,815)	$ (9,615)	$ (4,607)

Pensions and Other Postretirement Benefits (Details 2)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
U.S. plans [Member] | Defined Benefit Pension Plans [Member]
Weighted-average assumptions used in determining net periodic benefit costs:
Discount rate	5.50%	5.80%	7.40%
Expected return on plan assets	7.00%	7.50%	7.75%
Rate of compensation increase	4.14%	4.15%	3.79%
U.S. plans [Member] | Other Postretirement Benefits [Member]
Weighted-average assumptions used in determining net periodic benefit costs:
Discount rate	5.50%	5.80%	7.40%
Expected return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%
Canadian plans [Member] | Defined Benefit Pension Plans [Member]
Weighted-average assumptions used in determining net periodic benefit costs:
Discount rate	5.00%	5.30%	5.40%
Expected return on plan assets	6.66%	7.08%	7.33%
Rate of compensation increase	4.00%	4.00%	4.00%
Canadian plans [Member] | Other Postretirement Benefits [Member]
Weighted-average assumptions used in determining net periodic benefit costs:
Discount rate	5.00%	5.30%	5.40%
Expected return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%

Pensions and Other Postretirement Benefits (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Change in plan assets:
Company contributions	$ 11,428	$ 16,779	$ 4,436
Defined benefit pensions	(147,551)	(98,722)
Accrued compensation	(27,728)
Postretirement benefits other than pensions	(68,829)	(59,789)
Defined Benefit Pension Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of the year	503,346	450,728
Service cost	8,050	7,504	5,755
Interest cost	26,210	25,491	24,788
Amendments	0	359
Actuarial loss	60,019	30,276
Participant contributions	514	498
Benefits paid	(28,603)	(30,502)
Foreign currency translation adjustments	(5,052)	8,446
Curtailments	398	2,151
Settlements	(4,974)	0
Termination benefit cost	1,838	8,395	0
Other adjustments	0	0
Benefit obligation at end of the year	561,746	503,346	450,728
Change in plan assets:
Fair value of plan assets at beginning of the year	407,600	367,322
Actual return on plan assets	5,246	45,743
Company contributions	11,428	16,779
Participant contributions	514	498
Benefits paid	(28,603)	(30,502)
Foreign currency translation	(4,744)	7,760
Settlements	(4,974)	0
Other adjustments	0	0
Fair value of plan assets at end of the year	386,467	407,600	367,322
Funded status of the plans	(175,279)	(95,746)
Other noncurrent assets	0	2,976
Defined benefit pensions	(147,551)	(98,722)
Accrued compensation	(27,728)	0
Postretirement benefits other than pensions	0	0
Net benefit liability	(175,279)	(95,746)
Other Postretirement Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of the year	59,789	45,592
Service cost	2,348	1,620	1,525
Interest cost	3,075	2,775	2,607
Amendments	0	925
Actuarial loss	4,278	7,769
Participant contributions	1,412	1,077
Benefits paid	(3,595)	(3,674)
Foreign currency translation adjustments	(526)	1,270
Curtailments	(115)	0
Settlements	0	0
Termination benefit cost	2,030	2,413	0
Other adjustments	133	22
Benefit obligation at end of the year	68,829	59,789	45,592
Change in plan assets:
Fair value of plan assets at beginning of the year	0	0
Actual return on plan assets	0	0
Company contributions	2,165	2,576
Participant contributions	1,412	1,077
Benefits paid	(3,595)	(3,674)
Foreign currency translation	0	0
Settlements	0	0
Other adjustments	18	21
Fair value of plan assets at end of the year	0	0	0
Funded status of the plans	(68,829)	(59,789)
Other noncurrent assets	0	0
Defined benefit pensions	0	0
Accrued compensation	0	0
Postretirement benefits other than pensions	(68,829)	(59,789)
Net benefit liability	$ (68,829)	$ (59,789)

Pensions and Other Postretirement Benefits (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2012 Defined Benefit Pension Plans [Member]	Apr. 30, 2011 Defined Benefit Pension Plans [Member]	Apr. 30, 2012 Defined Benefit Pension Plans [Member] U.S. plans [Member]	Apr. 30, 2011 Defined Benefit Pension Plans [Member] U.S. plans [Member]	Apr. 30, 2012 Defined Benefit Pension Plans [Member] Canadian plans [Member]	Apr. 30, 2011 Defined Benefit Pension Plans [Member] Canadian plans [Member]	Apr. 30, 2012 Other Postretirement Benefits [Member]	Apr. 30, 2011 Other Postretirement Benefits [Member]	Apr. 30, 2012 Other Postretirement Benefits [Member] U.S. plans [Member]	Apr. 30, 2011 Other Postretirement Benefits [Member] U.S. plans [Member]	Apr. 30, 2012 Other Postretirement Benefits [Member] Canadian plans [Member]	Apr. 30, 2011 Other Postretirement Benefits [Member] Canadian plans [Member]
Accumulated other comprehensive income (loss)
Net actuarial (loss) gain		$ (204,471)	$ (134,306)					$ 2,293	$ 6,683
Prior service (cost) credit		(2,966)	(4,809)					1,704	2,129
Total recognized in accumulated other comprehensive (loss) income		(207,437)	(139,115)					3,997	8,812
Weighted-average assumptions used in determining benefit obligation
Discount rate				4.70%	5.50%	4.20%	5.00%			4.70%	5.50%	4.20%	5.00%
Rate of compensation increase				4.14%	4.14%	4.00%	4.00%			0.00%	0.00%	0.00%	0.00%
One-percentage point annual change in the assumed health care cost trend rate
Effect on total service and interest cost components, increase	209
Effect on total service and interest cost components, decrease	176
Effect on benefit obligation, increase	3,274
Effect on benefit obligation, decrease	$ 2,844

Pensions and Other Postretirement Benefits (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Change in plan assets:
Company contributions	$ 11,428	$ 16,779	$ 4,436
Defined Benefit Pension Plans [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of the year	561,746	503,346	450,728
Fair value of plan assets at end of the year	386,467	407,600	367,322
Net benefit liability	(175,279)	(95,746)
Components of net periodic benefit cost
Service cost	8,050	7,504	5,755
Interest cost	26,210	25,491	24,788
Expected return on plan assets	(26,955)	(26,848)	(22,894)
Amortization of net actuarial loss (gain)	9,381	10,294	6,291
Curtailment loss (gain)	1,124	4,095	0
Settlement loss	1,066	0	0
Net periodic benefit cost	21,831	30,077	15,302
Change in plan assets:
Company contributions	11,428	16,779
Participant contributions	514	498
Benefits paid	(28,603)	(30,502)
Actual return on plan assets	5,246	45,743
Foreign currency translation	(4,744)	7,760
Settlement loss	(4,974)	0
Other Postretirement Benefits [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of the year	68,829	59,789	45,592
Fair value of plan assets at end of the year	0	0	0
Net benefit liability	(68,829)	(59,789)
Components of net periodic benefit cost
Service cost	2,348	1,620	1,525
Interest cost	3,075	2,775	2,607
Expected return on plan assets	0	0	0
Amortization of net actuarial loss (gain)	(43)	(536)	(1,043)
Curtailment loss (gain)	(115)	0	0
Settlement loss	0	0	0
Net periodic benefit cost	6,870	5,783	2,600
Change in plan assets:
Company contributions	2,165	2,576
Participant contributions	1,412	1,077
Benefits paid	(3,595)	(3,674)
Actual return on plan assets	0	0
Foreign currency translation	0	0
Settlement loss	0	0
Canadian plans [Member] | Defined Benefit Pension Plans [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of the year	125,708	123,600
Fair value of plan assets at end of the year	104,475	113,814
Net benefit liability	(21,233)	(9,786)
Components of net periodic benefit cost
Service cost	1,362	1,470
Interest cost	5,616	5,713
Expected return on plan assets	(7,018)	(6,912)
Amortization of net actuarial loss (gain)	2,983	4,836
Curtailment loss (gain)	0	185
Settlement loss	1,066	0
Termination benefit cost	0	933
Other	0	6
Net periodic benefit cost	4,009	6,231
Change in plan assets:
Company contributions	6,123	4,629
Participant contributions	514	498
Benefits paid	(9,324)	(8,595)
Actual return on plan assets	3,066	10,419
Foreign currency translation	(4,744)	7,760
Settlement loss	(4,974)	0
Canadian plans [Member] | Other Postretirement Benefits [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of the year	13,255	12,898
Fair value of plan assets at end of the year	0	0
Net benefit liability	(13,255)	(12,898)
Components of net periodic benefit cost
Service cost	39	34
Interest cost	570	596
Expected return on plan assets	0	0
Amortization of net actuarial loss (gain)	(4)	(39)
Curtailment loss (gain)	(115)	0
Settlement loss	0	0
Termination benefit cost	0	0
Other	0	(1)
Net periodic benefit cost	490	590
Change in plan assets:
Company contributions	762	771
Participant contributions	0	0
Benefits paid	(762)	(771)
Actual return on plan assets	0	0
Foreign currency translation	0	0
Settlement loss	$ 0	$ 0

Pensions and Other Postretirement Benefits (Details 6) (Defined Benefit Pension Plans [Member], USD $) In Thousands, unless otherwise specified	Apr. 30, 2012	Apr. 30, 2011
Defined Benefit Pension Plans [Member]
Additional information related to the Company's defined benefit pension plans
Accumulated benefit obligation for all pension plans	$ 523,584	$ 468,604
Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	523,584	436,329
Fair value of plan assets	386,467	371,895
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	561,746	473,555
Fair value of plan assets	$ 386,467	$ 374,741

Pensions and Other Postretirement Benefits (Details 7) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	$ 38,649	$ 55,415
U.S. Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	4,777
Hedge funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	22,351	37,451
Private equity funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	16,298	13,187
Defined Benefit Pension Plans [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	386,467	407,600	367,322
Defined Benefit Pension Plans [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	317,917	239,293
Defined Benefit Pension Plans [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	29,901	112,892
Defined Benefit Pension Plans [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	38,649	55,415
Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	13,999	6,006
Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	13,999	6,006
Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	0
Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	0
Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	96,454	106,164
Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	79,582	82,457
Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	16,872	18,930
Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	4,777
Defined Benefit Pension Plans [Member] | International Equity Securities [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	78,390	81,997
Defined Benefit Pension Plans [Member] | International Equity Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	65,361	40,189
Defined Benefit Pension Plans [Member] | International Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	13,029	41,808
Defined Benefit Pension Plans [Member] | International Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	0
Defined Benefit Pension Plans [Member] | Bonds [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	82,109	82,736
Defined Benefit Pension Plans [Member] | Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	82,109	65,126
Defined Benefit Pension Plans [Member] | Bonds [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	17,610
Defined Benefit Pension Plans [Member] | Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	0
Defined Benefit Pension Plans [Member] | Fixed income [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	76,866	80,059
Defined Benefit Pension Plans [Member] | Fixed income [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	76,866	45,515
Defined Benefit Pension Plans [Member] | Fixed income [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	34,544
Defined Benefit Pension Plans [Member] | Fixed income [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	0
Defined Benefit Pension Plans [Member] | Hedge funds [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	22,351	37,451
Defined Benefit Pension Plans [Member] | Hedge funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	0
Defined Benefit Pension Plans [Member] | Hedge funds [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	0
Defined Benefit Pension Plans [Member] | Hedge funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	22,351	37,451
Defined Benefit Pension Plans [Member] | Private equity funds [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	16,298	13,187
Defined Benefit Pension Plans [Member] | Private equity funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	0
Defined Benefit Pension Plans [Member] | Private equity funds [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	0
Defined Benefit Pension Plans [Member] | Private equity funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	$ 16,298	$ 13,187

Pensions and Other Postretirement Benefits (Details 8) (Significant Unobservable Inputs (Level 3) [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Apr. 30, 2012
Change in plan assets:
Fair value of plan assets at beginning of the year	$ 55,415
Purchases and sales - net	(9,522)
Actual return on plan assets sold during the period	(8,669)
Actual return on plan assets still held at reporting date	1,425
Fair value of plan assets at end of the year	38,649
U.S. Equity Securities [Member]
Change in plan assets:
Fair value of plan assets at beginning of the year	4,777
Purchases and sales - net	2,999
Actual return on plan assets sold during the period	(7,776)
Actual return on plan assets still held at reporting date	0
Fair value of plan assets at end of the year	0
Hedge Funds [Member]
Change in plan assets:
Fair value of plan assets at beginning of the year	37,451
Purchases and sales - net	(13,616)
Actual return on plan assets sold during the period	(893)
Actual return on plan assets still held at reporting date	(591)
Fair value of plan assets at end of the year	22,351
Private Equity Funds [Member]
Change in plan assets:
Fair value of plan assets at beginning of the year	13,187
Purchases and sales - net	1,095
Actual return on plan assets sold during the period	0
Actual return on plan assets still held at reporting date	2,016
Fair value of plan assets at end of the year	$ 16,298

Pensions and Other Postretirement Benefits (Details Textual) (USD $)	12 Months Ended
	Apr. 30, 2012 Position	Apr. 30, 2011
Pensions and Other Postretirement Benefits (Textual) [Abstract]
Reduction in positions due to restructuring	850
Eligibility condition for covered employees to avail the benefits of unfunded, defined postretirement plans that provide health care and life insurance benefits	when they reach age 55 and have attained 10 years of credited service
Decreased benefit obligation of the pension plans	$ 2,700,000
Increased benefit obligation of the other postretirement plans	1,900,000
Accrued compensation relates to lump-sum payments	27,728,000
Expected amount to be recognized during 2013 of amortization of net actuarial losses in net periodic benefit cost	13,298,000
Expected amount to be recognized during 2013 in prior service cost as net periodic benefit cost	588,000
Fixed income invested	80.00%
Money market holdings maturity period	Three months or less
Corporation bond range	10 to 13 years
Liquidity notice period	65 days
Approximate percentage of assets to be invested in equity securities according to company's current investment policy	45.00%
Approximate percentage of assets to be invested in fixed income securities according to company's current investment policy	41.00%
Approximate percentage of assets to be invested in cash and other investments according to company's current investment policy	14.00%
Company's common shares included in equity securities	317,552	317,552
Market value of company's common shares included in equity securities	25,287,000
Dividends paid on company's common shares included in equity securities	597,000
Expected benefit payments for the defined benefit pension and other postretirement in 2013	47,000,000
Expected benefit payments for the defined benefit pension and other postretirement in 2014	34,000,000
Expected benefit payments for the defined benefit pension and other postretirement in 2015	33,000,000
Expected benefit payments for the defined benefit pension and other postretirement in 2016	40,000,000
Expected benefit payments for the defined benefit pension and other postretirement in 2017	34,000,000
Expected benefit payments for the defined benefit pension and other postretirement in 2018 through 2022	185,000,000
Annual change in the assumed health care cost	One-percentage point annual change in the assumed health care cost
Defined Benefit Pension Plans [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Expected amount to be contributed by the company to the defined benefit pension plans in 2013	32,000,000
Lump-sum cash settlement	20,000,000
Pensions and Other Postretirement Benefits (Textual) [Abstract]
Accrued compensation relates to lump-sum payments	$ 27,728,000	0
U.S. plans [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Assumed percentage of health care trend rates	8.00%
Canadian plans [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Assumed percentage of health care trend rates	6.50%
U.S. plans in 2019 [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Assumed percentage rate to decrease for participants under age 65	5.00%
U.S. plans in 2017 [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Assumed percentage rate to decrease for participants under age 65	4.50%

Share-Based Payments (Details) (USD $)	12 Months Ended
Apr. 30, 2012
Summary of Company's Stock Option Activity and Related Information
Outstanding at May 1, 2011	196,925
Weighted Average-Exercise Price Outstanding at May 1, 2011	$ 41.18
Options Exercised	(72,084)
Weighted Average-Exercise Price Exercised	$ 39.46
Outstanding and exercisable at April 30, 2012	124,841
Weighted Average-Exercise Price Outstanding and exercisable at April 30, 2012	$ 42.18

Share-Based Payments (Details 1) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Deferred Compensation, Share-based Payments [Member]
Summary of the Company's Restricted shares Deferred shares Deferred stock units and performance units
Beginning Balance, Restricted/Deferred Shares and Deferred Stock Units and Performance Units	1,157,266
Beginning Balance, Weighted Average Grant Date Fair Value, in USD per share	$ 49.39
Granted Restricted/Deferred Shares and Deferred Stock Units and Performance Units	152,180	303,863	504,580
Converted Restricted/Deferred Shares and Deferred Stock Units and Performance Units	125,360
Vested Restricted/Deferred Shares and Deferred Stock Units and Performance Units	(430,831)
Forfeited Restricted/Deferred Shares and Deferred Stock Units and Performance Units	(12,985)
Granted Weighted Average Grant Date Fair Value, in USD per share	$ 78.32	$ 58.32	$ 44.63
Converted Weighted Average Grant Date Fair Value, in USD per share	$ 77.53
Vested Weighted Average Grant Date Fair Value, in USD per share	$ 52.6
Forfeited Weighted Average Grant Date Fair Value, in USD per share	$ 52.91
Ending Balance, Restricted/Deferred Shares and Deferred Stock Units and Performance Units	990,990	1,157,266
Ending Balance, Weighted Average Grant Date Fair Value, in USD per share	$ 55.95	$ 49.39
Performance Units [Member]
Summary of the Company's Restricted shares Deferred shares Deferred stock units and performance units
Beginning Balance, Restricted/Deferred Shares and Deferred Stock Units and Performance Units	125,360
Beginning Balance, Weighted Average Grant Date Fair Value, in USD per share	$ 77.53
Granted Restricted/Deferred Shares and Deferred Stock Units and Performance Units	99,455	125,360	190,010
Converted Restricted/Deferred Shares and Deferred Stock Units and Performance Units	(125,360)
Vested Restricted/Deferred Shares and Deferred Stock Units and Performance Units	0
Forfeited Restricted/Deferred Shares and Deferred Stock Units and Performance Units	0
Granted Weighted Average Grant Date Fair Value, in USD per share	$ 76.37	$ 77.53	$ 57.37
Converted Weighted Average Grant Date Fair Value, in USD per share	$ 77.53
Vested Weighted Average Grant Date Fair Value, in USD per share	$ 0
Forfeited Weighted Average Grant Date Fair Value, in USD per share	$ 0
Ending Balance, Restricted/Deferred Shares and Deferred Stock Units and Performance Units	99,455	125,360
Ending Balance, Weighted Average Grant Date Fair Value, in USD per share	$ 76.37	$ 77.53

Share-Based Payments (Details 2) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Deferred Compensation, Share-based Payments [Member]
Weighted-average grant date fair values of the equity awards
Granted Restricted/Deferred Shares and Deferred Stock Units and Performance Units	152,180	303,863	504,580
Granted Weighted Average Grant Date Fair Value, in USD per share	$ 78.32	$ 58.32	$ 44.63
Performance Units [Member]
Weighted-average grant date fair values of the equity awards
Granted Restricted/Deferred Shares and Deferred Stock Units and Performance Units	99,455	125,360	190,010
Granted Weighted Average Grant Date Fair Value, in USD per share	$ 76.37	$ 77.53	$ 57.37

Share-Based Payments (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2012 Y	Apr. 30, 2011	Apr. 30, 2010
Share-Based Payments (Textual) [Abstract]
Shares available for future issuance	7,311,613
Weighted-average remaining contractual term for stock options outstanding and exercisable, in years	1.8
Intrinsic value of options exercised	$ 2,644	$ 13,355	$ 5,876
Restricted stock, vesting period (in Years)	4 years
Aggregate intrinsic value of stock options	4,675
Fair value of equity awards other than stock options vesting	$ 22,663	$ 17,680	$ 16,273

Debt and Financing Arrangements (Details) (USD $)	3 Months Ended	12 Months Ended
	Oct. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Oct. 18, 2011	Jul. 29, 2011 Bank
Long-term debt
Total long-term debt		$ 2,070,543,000	$ 1,304,039,000
Current portion of long-term debt		50,000,000	0
Total long-term debt less current portion		2,020,543,000	1,304,039,000
Debt and Financing Arrangements (Textual) [Abstract]
Percentage of Notes					3.50%
Proceeds from long-term debt - net		748,560,000	400,000,000	0
Debt and Financing Arrangements (Additional Textual) [Abstract]
Notional amount of cash flow hedge instruments	500,000,000
Cash received on early termination of interest rate swap	27,000,000
Interest receivable on early termination of interest rate swap	3,100,000
Gain on early termination agreement	23,900,000
Unamortized benefit		21,900,000
Percentage ownership of wholly-owned subsidiaries					100.00%
Fair value adjustment of the interest rate swap			4,000,000
Number of banks						10
Revolving credit facility maximum borrowing capacity						1,000,000,000
Interest paid		86,600,000	62,100,000	76,500,000
Outstanding standby letters of credit		7,800,000
Interest rate contracts [Member]
Debt and Financing Arrangements (Textual) [Abstract]
Notional amount		0	376,000,000
Cash Flow Hedging [Member] | Interest rate contracts [Member]
Debt and Financing Arrangements (Textual) [Abstract]
Termination loss on interest rate swap	6,200,000
4.78% Senior Notes due June 1, 2014 [Member]
Long-term debt
Company issued Senior Notes		100,000,000	100,000,000
Debt and Financing Arrangements (Textual) [Abstract]
Percentage of Notes		4.78%	4.78%
6.12% Senior Notes due November 1, 2015 [Member]
Long-term debt
Company issued Senior Notes		24,000,000	24,000,000
Debt and Financing Arrangements (Textual) [Abstract]
Percentage of Notes		6.12%	6.12%
6.63% Senior Notes due November 1, 2018 [Member]
Long-term debt
Company issued Senior Notes		397,906,000	380,039,000
Debt and Financing Arrangements (Textual) [Abstract]
Percentage of Notes		6.63%	6.63%
3.50% Notes due October 15, 2021 [Member]
Long-term debt
Notes Payable, Noncurrent		748,637,000	0
Debt and Financing Arrangements (Textual) [Abstract]
Percentage of Notes		3.50%	3.50%		3.50%
Notes including Unamortized Discount					750,000,000
Unamortized discount					1,400,000
Effective rate of notes		3.52%
Proceeds from long-term debt - net	748,600,000
5.55% Senior Notes due April 1, 2022 [Member]
Long-term debt
Company issued Senior Notes		400,000,000	400,000,000
Debt and Financing Arrangements (Textual) [Abstract]
Percentage of Notes		5.55%	5.55%
First period payment of Senior Notes		50,000,000
4.50% Senior Notes due June 1, 2025 [Member]
Long-term debt
Company issued Senior Notes		400,000,000	400,000,000
Debt and Financing Arrangements (Textual) [Abstract]
Percentage of Notes		4.50%	4.50%
First period payment of Senior Notes		$ 100,000,000

Derivative Financial Instruments (Details) (USD $)	3 Months Ended	12 Months Ended
	Oct. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Oct. 18, 2011
Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments
Gains (losses) recognized in cost of products sold (derivatives not designated as hedging instruments)		$ 17,257,000	$ (7,284,000)
Derivative Financial Instruments (Textual) [Abstract]
Interest rate on notes				3.50%
Derivative Financial Instruments (Additional Textual) [Abstract]
Cash margin accounts related to derivative instruments recognized		32,529,000	12,292,000
Maximum expected recognized period of deferred gain/loss in earnings		P1Y
Gain on early termination agreement	23,900,000
Expected period for Recognition of loss		12 months
6.63% Senior Notes due November 1, 2018 [Member]
Derivative Financial Instruments (Textual) [Abstract]
Interest rate on notes		6.63%	6.63%
3.50% Notes due October 15, 2021 [Member]
Derivative Financial Instruments (Textual) [Abstract]
Interest rate on notes		3.50%	3.50%	3.50%
Notes including Unamortized Discount				750,000,000
2012 [Member]
Derivative Financial Instruments (Textual) [Abstract]
Deferred gain recognized over the period		2,000,000
2013 [Member]
Derivative Financial Instruments (Textual) [Abstract]
Deferred gain recognized over the period		2,900,000
2014 [Member]
Derivative Financial Instruments (Textual) [Abstract]
Deferred gain recognized over the period		3,000,000
2015 [Member]
Derivative Financial Instruments (Textual) [Abstract]
Deferred gain recognized over the period		3,200,000
2016 [Member]
Derivative Financial Instruments (Textual) [Abstract]
Deferred gain recognized over the period		3,400,000
2017 through 2019 [Member]
Derivative Financial Instruments (Textual) [Abstract]
Deferred gain recognized over the period		9,400,000
Commodity contracts [Member]
Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments
Gains (losses) recognized in cost of products sold (derivatives not designated as hedging instruments)		16,306,000	(3,994,000)
Outstanding derivative contracts
Gross contract notional amount		983,381,000	869,107,000
Derivative Financial Instruments (Textual) [Abstract]
Derivative instrument maturity		1 year
Tax impact related to deferred (losses) and gains on cash flow hedges included in accumulated other comprehensive (loss) income		8,820,000	(3,430,000)
Deferred pretax (loss) gain included in accumulated other comprehensive income (loss)		(24,287,000)	9,430,000
Commodity contracts [Member] | Cash Flow Hedging [Member]
Cash flow hedging derivative instruments gain (loss)
(Losses) gains recognized in other comprehensive (loss) income (effective portion)		(31,830,000)	21,082,000
Gains (losses) reclassified from accumulated other comprehensive (loss) income to earnings		1,887,000	14,780,000
Change in accumulated other comprehensive (loss) income		(33,717,000)	6,302,000
(Losses) gains recognized in cost of products sold (ineffective portion)		(853,000)	611,000
Interest rate contracts [Member]
Outstanding derivative contracts
Gross contract notional amount		0	376,000,000
Derivative Financial Instruments (Textual) [Abstract]
Tax impact related to deferred (losses) and gains on cash flow hedges included in accumulated other comprehensive (loss) income		2,133,000
Deferred pretax (loss) gain included in accumulated other comprehensive income (loss)		(5,914,000)
Interest rate contracts [Member] | Cash Flow Hedging [Member]
Cash flow hedging derivative instruments gain (loss)
(Losses) gains recognized in other comprehensive (loss) income (effective portion)		(6,192,000)	0
Gains (losses) reclassified from accumulated other comprehensive (loss) income to earnings		(278,000)	0
Change in accumulated other comprehensive (loss) income		(5,914,000)	0
(Losses) gains recognized in cost of products sold (ineffective portion)		(19,000)	0
Derivative Financial Instruments (Textual) [Abstract]
Termination loss on interest rate swap	6,200,000
Effective portion of the hedge loss reclassified to interest expense upon termination of the swap		500,000
Foreign currency exchange contracts [Member]
Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments
Gains (losses) recognized in cost of products sold (derivatives not designated as hedging instruments)		951,000	(3,290,000)
Outstanding derivative contracts
Gross contract notional amount		94,424,000	73,158,000
Derivative Financial Instruments (Textual) [Abstract]
Derivative instrument maturity		1 year
Other Current Assets [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets		10,171,000	19,035,000
Other Current Assets [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets		6,569,000	8,831,000
Other Current Assets [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets		3,602,000	10,204,000
Other Current Assets [Member] | Commodity contracts [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets		6,569,000	3,408,000
Other Current Assets [Member] | Commodity contracts [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets		3,166,000	9,887,000
Other Current Assets [Member] | Interest rate contracts [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets		0	5,423,000
Other Current Assets [Member] | Foreign currency exchange contracts [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets		436,000	317,000
Other Current Liabilities [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities		24,123,000	8,636,000
Other Current Liabilities [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities		19,510,000	0
Other Current Liabilities [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities		4,613,000	8,636,000
Other Current Liabilities [Member] | Commodity contracts [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities		19,510,000	0
Other Current Liabilities [Member] | Commodity contracts [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities		3,631,000	5,432,000
Other Current Liabilities [Member] | Interest rate contracts [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities		0	0
Other Current Liabilities [Member] | Foreign currency exchange contracts [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities		982,000	3,204,000
Other Noncurrent Liabilities [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities			1,384,000
Other Noncurrent Liabilities [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities			1,384,000
Other Noncurrent Liabilities [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities			0
Other Noncurrent Liabilities [Member] | Commodity contracts [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities			0
Other Noncurrent Liabilities [Member] | Commodity contracts [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities			0
Other Noncurrent Liabilities [Member] | Interest rate contracts [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities			1,384,000
Other Noncurrent Liabilities [Member] | Foreign currency exchange contracts [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities			$ 0

Other Financial Instruments and Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012	Apr. 30, 2011
Carrying amount and fair value of financial instruments
Marketable securities		$ 18,600
Other investments	43,217	41,560
Long-term debt	(2,070,543)	(1,304,039)
Carrying Amount [Member]
Carrying amount and fair value of financial instruments
Marketable securities	0	18,600
Other investments	43,217	41,560
Derivatives financial instruments - net	(13,952)	9,015
Long-term debt	(2,070,543)	(1,304,039)
Fair Value [Member]
Carrying amount and fair value of financial instruments
Marketable securities	0	18,600
Other investments	43,217	41,560
Derivatives financial instruments - net	(13,952)	9,015
Long-term debt	$ (2,443,514)	$ (1,648,614)

Other Financial Instruments and Fair Value Measurements (Details 1) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012	Apr. 30, 2011
Financial assets (liabilities) measured at fair value on a recurring basis
Marketable securities		$ 18,600
Fair value measurements recurring [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Marketable securities		18,600
Long-term debt	(2,443,514)	(1,648,614)
Total financial assets measured at fair value	(2,414,249)	(1,579,439)
Fair value measurements recurring [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	14,649	14,011
Fair value measurements recurring [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	20,392	20,042
Fair value measurements recurring [Member] | Other investments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	8,176	7,507
Fair value measurements recurring [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	(13,406)	7,863
Fair value measurements recurring [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	(546)	(2,887)
Fair value measurements recurring [Member] | Interest rate contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives		4,039
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Marketable securities		0
Long-term debt	(777,023)	0
Total financial assets measured at fair value	(774,031)	19,451
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	14,649	14,011
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member] | Other investments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	1,132	464
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	(12,788)	7,863
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	(1)	(2,887)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member] | Interest rate contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives		0
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Marketable securities		18,600
Long-term debt	(1,666,491)	(1,648,614)
Total financial assets measured at fair value	(1,640,218)	(1,598,890)
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	0
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	20,392	20,042
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member] | Other investments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	7,044	7,043
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	(618)	0
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	(545)	0
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member] | Interest rate contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives		4,039
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Marketable securities		0
Long-term debt	0	0
Total financial assets measured at fair value	0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member] | Other investments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member] | Interest rate contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives		$ 0

Other Financial Instruments and Fair Value Measurements (Details Textual) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012
Other Financial Instruments and Fair Value Measurements (Textual) [Abstract]
Company's Municipal bond mature in 2013	$ 3,536
Company's Municipal bond mature in 2014	732
Company's Municipal bond mature in 2015	2,739
Company's Municipal bond mature in 2016	927
Company's Municipal bond mature in 2017 and beyond	$ 12,458

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012	Apr. 30, 2011
Deferred tax liabilities:
Intangible assets	$ 1,018,262	$ 1,025,301
Property, plant, and equipment	106,218	111,537
Other	8,107	10,016
Total deferred tax liability	1,132,587	1,146,854
Deferred tax assets:
Post-employment and other employee benefits	107,543	84,723
Tax credit and loss carryforwards	5,494	4,583
Intangible assets	3,370	3,279
Other	40,719	27,668
Total deferred tax assets	157,126	120,253
Valuation allowance for deferred tax assets	(3,072)	(3,324)
Total deferred tax assets, less allowance	154,054	116,929
Net deferred tax liability	$ 978,533	$ 1,029,925

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Apr. 30, 2012
Federal capital loss carryforward [Member]
Domestic and foreign loss and credit carryforwards
Tax carryforwards, related tax deduction	$ 1,917
Deferred tax asset related to tax carryforwards	694
Valuation Allowance	0
Expiration Date	2017
State loss carryforwards [Member]
Domestic and foreign loss and credit carryforwards
Tax carryforwards, related tax deduction	63,482
Deferred tax asset related to tax carryforwards	3,154
Valuation Allowance	2,935
Expiration Date	2013 to 2031
State tax credit carryforwards [Member]
Domestic and foreign loss and credit carryforwards
Tax carryforwards, related tax deduction	0
Deferred tax asset related to tax carryforwards	1,636
Valuation Allowance	0
Expiration Date	2019
Foreign jurisdictional tax credit carryforwards [Member]
Domestic and foreign loss and credit carryforwards
Tax carryforwards, related tax deduction	0
Deferred tax asset related to tax carryforwards	10
Valuation Allowance	0
Expiration Date	2015
Total tax carryforwards [Member]
Domestic and foreign loss and credit carryforwards
Tax carryforwards, related tax deduction	65,399
Deferred tax asset related to tax carryforwards	5,494
Valuation Allowance	$ 2,935

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Income (loss) before income taxes
Domestic	$ 706,366	$ 729,654	$ 712,226
Foreign	(5,208)	(12,490)	18,527
Income Before Income Taxes	$ 701,158	$ 717,164	$ 730,753

Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Current:
Federal	$ 228,255	$ 271,361	$ 256,444
Foreign	6,798	4,554	6,584
State and local	23,579	21,568	12,907
Deferred
Federal	(10,273)	(51,011)	(21,362)
Foreign	(6,867)	(7,338)	(4,386)
State and local	(78)	(1,452)	(13,572)
Total income tax expense	$ 241,414	$ 237,682	$ 236,615

Income Taxes (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Percent of Pretax Income
Statutory federal income tax rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal income tax benefit	2.30%	2.20%	1.20%
Domestic manufacturing deduction	(3.10%)	(3.80%)	(1.90%)
Other items - net	0.20%	(0.30%)	(1.90%)
Effective income tax rate	34.40%	33.10%	32.40%
Income taxes paid	$ 257,762	$ 365,994	$ 212,981

Income Taxes (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Reconciliation of unrecognized tax benefits
Balance at May 1,	$ 20,261	$ 15,322
Increases:
Current year tax positions	3,617	5,237
Prior year tax positions	2,103	4,106
Foreign currency translation	157	0
Decreases:
Prior year tax positions	0	271
Settlement with tax authorities	287	31
Expiration of statute of limitations periods	1,874	3,985
Foreign currency translation	0	117
Balance at April 30,	$ 23,977	$ 20,261

Income Taxes (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Income Taxes (Textual) [Abstract]
Valuation allowance for other deferred tax assets	$ 137
Valuation allowance decrease	252	146	5,556
Undistributed earnings of foreign subsidiaries on which deferred income taxes not provided	200,100
Time period over which it is reasonably possible that the Company could increase or decrease its unrecognized tax benefits	next 12 months
Amount unrecognized tax benefit could decrease in next 12 months	636
Company's unrecognized tax benefits	23,977	20,261	15,322
Unrecognized tax benefits that would affect the effective tax rate	16,410	13,939
Tax-related net interest and penalties	1,704	1,792
Tax-related net interest and penalties credited to earnings	$ (88)	$ 497	$ 594

Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Components of accumulated other comprehensive (loss) income
Foreign Currency Translation Adjustment, Beginning Balance	$ 81,761	$ 56,988	$ 11,062
Reclassification adjustments, Foreign Currency Translation Adjustment	0	0	0
Current period (charge) credit, Foreign Currency Translation Adjustment	(14,785)	24,773	45,926
Income tax benefit (expense), Foreign Currency Translation Adjustment	0	0	0
Foreign Currency Translation Adjustment, Ending Balance	66,976	81,761	56,988
Pension and Other Postretirement Liabilities, Beginning Balance	(85,934)	(80,006)	(67,693)
Reclassification adjustments, Pension and Other Postretirement Liabilities	0	0	0
Current period (charge) credit, Pension and Other Postretirement Liabilities	(73,137)	(10,004)	(18,004)
Income tax benefit (expense), Pension and Other Postretirement Liabilities	24,808	4,076	5,691
Pension and Other Postretirement Liabilities, Ending Balance	(134,263)	(85,934)	(80,006)
Unrealized Gain (Loss) on Available-for-Sale Securities, Beginning Balance	1,802	443	(2,209)
Reclassification adjustments, Unrealized Gain (Loss) on Available-for-Sale Securities	0	0	0
Current period (charge) credit, Unrealized Gain (Loss) on Available-for-Sale Securities	1,167	2,124	4,162
Income tax benefit (expense), Unrealized Gain (Loss) on Available-for-Sale Securities	(425)	(765)	(1,510)
Unrealized Gain (Loss) on Available-for-Sale Securities, Ending Balance	2,544	1,802	443
Unrealized (Loss) Gain on Cash Flow Hedging Derivatives, Beginning Balance	6,000	1,994	1,570
Reclassification adjustments, Unrealized (Loss) Gain on Cash Flow Hedging Derivatives	(9,430)	(3,128)	(2,494)
Current period (charge) credit, Unrealized (Loss) Gain on Cash Flow Hedging Derivatives	(30,201)	9,430	3,128
Income tax benefit (expense), Unrealized (Loss) Gain on Cash Flow Hedging Derivatives	14,383	(2,296)	(210)
Unrealized (Loss) Gain on Cash Flow Hedging Derivatives, Ending Balance	(19,248)	6,000	1,994
Other Comprehensive (Loss) Income, Beginning Balance	3,629	(20,581)	(57,270)
Reclassification adjustments, Other Comprehensive (Loss) Income	(9,430)	(3,128)	(2,494)
Current period (charge) credit, Other Comprehensive (Loss) Income	(116,956)	26,323	35,212
Income tax benefit (expense), Other Comprehensive (Loss) Income	38,766	1,015	3,971
Other Comprehensive (Loss) Income, Ending Balance	$ (83,991)	$ 3,629	$ (20,581)

Guarantor and Non-Guarantor Financial Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Condensed Statements of Consolidated Income
Net sales	$ 5,525,782	$ 4,825,743	$ 4,605,289
Cost of products sold	3,680,559	3,027,226	2,818,599
Gross Profit	1,845,223	1,798,517	1,786,690
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	965,176	922,176	913,754
Amortization and impairment charges	92,650	91,443	85,315
Other operating (income) expense - net	9,114	626	(3,288)
Operating Income	778,283	784,272	790,909
Interest (expense) income - net	(79,792)	(67,082)	(62,394)
Other income (expense) - net	2,667	(26)	2,238
Equity in net earnings of subsidiaries	0	0	0
Income Before Income Taxes	701,158	717,164	730,753
Income taxes	241,414	237,682	236,615
Net Income	459,744	479,482	494,138
The J.M. Smucker Company (Parent) [Member]
Condensed Statements of Consolidated Income
Net sales	4,302,743	3,880,940	3,675,770
Cost of products sold	3,741,054	3,196,825	3,259,807
Gross Profit	561,689	684,115	415,963
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	243,392	216,731	193,036
Amortization and impairment charges	11,196	5,188	10,200
Other operating (income) expense - net	(1,325)	(665)	(22,546)
Operating Income	308,426	462,861	235,273
Interest (expense) income - net	(80,675)	(67,687)	(53,264)
Other income (expense) - net	1,404,340	(1,338)	151
Equity in net earnings of subsidiaries	(1,095,007)	203,115	393,208
Income Before Income Taxes	537,084	596,951	575,368
Income taxes	77,340	117,469	81,230
Net Income	459,744	479,482	494,138
Subsidiary Guarantors [Member]
Condensed Statements of Consolidated Income
Net sales	1,547,757	2,805,614	2,899,461
Cost of products sold	1,408,792	2,546,492	2,383,363
Gross Profit	138,965	259,122	516,098
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	61,457	79,263	107,407
Amortization and impairment charges	0	64,675	65,681
Other operating (income) expense - net	(1,251)	(2,599)	7,083
Operating Income	78,759	117,783	335,927
Interest (expense) income - net	2,969	3,400	12,429
Other income (expense) - net	443	1,735	17,609
Equity in net earnings of subsidiaries	184,217	83,879	61,459
Income Before Income Taxes	266,388	206,797	427,424
Income taxes	1,140	21,838	77,280
Net Income	265,248	184,959	350,144
Non-Guarantor Subsidiaries [Member]
Condensed Statements of Consolidated Income
Net sales	3,822,370	3,759,833	3,723,605
Cost of products sold	2,682,636	2,884,851	2,858,293
Gross Profit	1,139,734	874,982	865,312
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	660,327	626,182	613,311
Amortization and impairment charges	81,454	21,580	9,434
Other operating (income) expense - net	11,690	3,890	12,175
Operating Income	386,263	223,330	230,392
Interest (expense) income - net	(2,086)	(2,795)	(21,559)
Other income (expense) - net	(3,605)	(423)	(15,522)
Equity in net earnings of subsidiaries	79,192	67,256	35,223
Income Before Income Taxes	459,764	287,368	228,534
Income taxes	162,934	98,375	78,105
Net Income	296,830	188,993	150,429
Eliminations [Member]
Condensed Statements of Consolidated Income
Net sales	(4,147,088)	(5,620,644)	(5,693,547)
Cost of products sold	(4,151,923)	(5,600,942)	(5,682,864)
Gross Profit	4,835	(19,702)	(10,683)
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	0	0	0
Amortization and impairment charges	0	0	0
Other operating (income) expense - net	0	0	0
Operating Income	4,835	(19,702)	(10,683)
Interest (expense) income - net	0	0	0
Other income (expense) - net	(1,398,511)	0	0
Equity in net earnings of subsidiaries	831,598	(354,250)	(489,890)
Income Before Income Taxes	(562,078)	(373,952)	(500,573)
Income taxes	0	0	0
Net Income	$ (562,078)	$ (373,952)	$ (500,573)

Guarantor and Non-Guarantor Financial Information (Details 1) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Current Assets
Cash and cash equivalents	$ 229,708	$ 319,845	$ 283,570	$ 456,693
Inventories	961,576	863,579
Other current assets	452,181	453,575
Total Current Assets	1,643,465	1,636,999
Property, plant, and equipment - net	1,096,089	867,882
Investments in subsidiaries and intercompany	0	0
Other Noncurrent Assets
Goodwill	3,054,618	2,812,746	2,807,730
Other intangible assets - net	3,187,007	2,940,010
Other noncurrent assets	134,047	66,948
Total Other Noncurrent Assets	6,375,672	5,819,704
Total Assets	9,115,226	8,324,585	7,974,853
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	616,972	482,676
Noncurrent Liabilities
Long-term debt	2,020,543	1,304,039
Deferred income taxes	992,692	1,042,823
Other noncurrent liabilities	321,633	202,684
Total Noncurrent Liabilities	3,334,868	2,549,546
Shareholders' Equity	5,163,386	5,292,363	5,326,320	4,939,931
Total Liabilities and Shareholders' Equity	9,115,226	8,324,585
The J.M. Smucker Company (Parent) [Member]
Current Assets
Cash and cash equivalents	108,281	206,845	217,730	423,997
Inventories	0	0
Other current assets	334,220	364,377
Total Current Assets	442,501	571,222
Property, plant, and equipment - net	220,354	193,321
Investments in subsidiaries and intercompany	5,684,496	4,872,622
Other Noncurrent Assets
Goodwill	981,606	981,606
Other intangible assets - net	435,713	440,174
Other noncurrent assets	59,992	50,012
Total Other Noncurrent Assets	1,477,311	1,471,792
Total Assets	7,824,662	7,108,957
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	323,608	234,262
Noncurrent Liabilities
Long-term debt	2,020,543	1,304,039
Deferred income taxes	104,822	115,985
Other noncurrent liabilities	212,303	162,308
Total Noncurrent Liabilities	2,337,668	1,582,332
Shareholders' Equity	5,163,386	5,292,363
Total Liabilities and Shareholders' Equity	7,824,662	7,108,957
Subsidiary Guarantors [Member]
Current Assets
Cash and cash equivalents	0	0	0	0
Inventories	161,411	182,531
Other current assets	3,499	8,190
Total Current Assets	164,910	190,721
Property, plant, and equipment - net	389,163	305,519
Investments in subsidiaries and intercompany	4,241,145	802,936
Other Noncurrent Assets
Goodwill	0	0
Other intangible assets - net	0	3,116
Other noncurrent assets	11,137	15,106
Total Other Noncurrent Assets	11,137	18,222
Total Assets	4,806,355	1,317,398
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	101,714	81,239
Noncurrent Liabilities
Long-term debt	0	0
Deferred income taxes	311	0
Other noncurrent liabilities	20,031	16,447
Total Noncurrent Liabilities	20,342	16,447
Shareholders' Equity	4,684,299	1,219,712
Total Liabilities and Shareholders' Equity	4,806,355	1,317,398
Non-Guarantor Subsidiaries [Member]
Current Assets
Cash and cash equivalents	121,427	113,000	65,840	32,696
Inventories	815,030	700,750
Other current assets	114,462	81,008
Total Current Assets	1,050,919	894,758
Property, plant, and equipment - net	486,572	369,042
Investments in subsidiaries and intercompany	702,550	1,209,603
Other Noncurrent Assets
Goodwill	2,073,012	1,831,140
Other intangible assets - net	2,751,294	2,496,720
Other noncurrent assets	62,918	1,830
Total Other Noncurrent Assets	4,887,224	4,329,690
Total Assets	7,127,265	6,803,093
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	191,650	167,175
Noncurrent Liabilities
Long-term debt	0	0
Deferred income taxes	887,559	926,838
Other noncurrent liabilities	89,299	23,929
Total Noncurrent Liabilities	976,858	950,767
Shareholders' Equity	5,958,757	5,685,151
Total Liabilities and Shareholders' Equity	7,127,265	6,803,093
Eliminations [Member]
Current Assets
Cash and cash equivalents	0	0	0	0
Inventories	(14,865)	(19,702)
Other current assets	0	0
Total Current Assets	(14,865)	(19,702)
Property, plant, and equipment - net	0	0
Investments in subsidiaries and intercompany	(10,628,191)	(6,885,161)
Other Noncurrent Assets
Goodwill	0	0
Other intangible assets - net	0	0
Other noncurrent assets	0	0
Total Other Noncurrent Assets	0	0
Total Assets	(10,643,056)	(6,904,863)
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	0	0
Noncurrent Liabilities
Long-term debt	0	0
Deferred income taxes	0	0
Other noncurrent liabilities	0	0
Total Noncurrent Liabilities	0	0
Shareholders' Equity	(10,643,056)	(6,904,863)
Total Liabilities and Shareholders' Equity	$ (10,643,056)	$ (6,904,863)

Guarantor and Non-Guarantor Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	$ 730,929	$ 391,562	$ 713,478
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	(737,255)	0	0
Additions to property, plant, and equipment	(274,244)	(180,080)	(136,983)
Equity investment in affiliate	(35,874)	0	0
Proceeds from divestitures	9,268	0	19,554
Purchases of marketable securities	0	(75,637)	0
Sales and maturities of marketable securities	18,600	57,100	13,519
Proceeds from disposal of property, plant, and equipment	4,039	5,830	205
Other - net	(20,398)	(126)	(738)
Net Cash Used for Investing Activities	(1,035,864)	(192,913)	(104,443)
FINANCING ACTIVITIES
Repayment of bank note payable	0	0	(350,000)
Repayments of long-term debt	0	(10,000)	(275,000)
Proceeds from long-term debt	748,560	400,000	0
Quarterly dividends paid	(213,667)	(194,024)	(166,224)
Purchase of treasury shares	(315,780)	(389,135)	(5,569)
Proceeds from stock option exercises	2,826	14,525	6,413
Intercompany	0	0	0
Other - net	(2,313)	8,215	1,832
Net Cash (Used for) Provided by Financing Activities	219,626	(170,419)	(788,548)
Effect of exchange rate changes	(4,828)	8,045	6,390
Net (decrease) increase in cash and cash equivalents	(90,137)	36,275	(173,123)
Cash and cash equivalents at beginning of year	319,845	283,570	456,693
Cash and Cash Equivalents at End of Year	229,708	319,845	283,570
The J.M. Smucker Company (Parent) [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	1,622,917	212,428	499,197
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	0
Additions to property, plant, and equipment	(52,994)	(59,072)	(41,148)
Equity investment in affiliate	0
Proceeds from divestitures	0		19,554
Purchases of marketable securities		(75,637)
Sales and maturities of marketable securities	18,600	57,100	13,519
Proceeds from disposal of property, plant, and equipment	168	1,081	0
Other - net	0	(43)	(706)
Net Cash Used for Investing Activities	(34,226)	(76,571)	(8,781)
FINANCING ACTIVITIES
Repayment of bank note payable			0
Repayments of long-term debt		(10,000)	(275,000)
Proceeds from long-term debt	748,560	400,000
Quarterly dividends paid	(213,667)	(194,024)	(166,224)
Purchase of treasury shares	(315,780)	(389,135)	(5,569)
Proceeds from stock option exercises	2,826	14,525	6,413
Intercompany	(1,906,881)	24,152	(258,696)
Other - net	(2,313)	7,740	2,393
Net Cash (Used for) Provided by Financing Activities	(1,687,255)	(146,742)	(696,683)
Effect of exchange rate changes	0	0	0
Net (decrease) increase in cash and cash equivalents	(98,564)	(10,885)	(206,267)
Cash and cash equivalents at beginning of year	206,845	217,730	423,997
Cash and Cash Equivalents at End of Year	108,281	206,845	217,730
Subsidiary Guarantors [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	165,048	92,965	218,064
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	0
Additions to property, plant, and equipment	(133,605)	(53,416)	(62,324)
Equity investment in affiliate	0
Proceeds from divestitures	0		0
Purchases of marketable securities		0
Sales and maturities of marketable securities	0	0	0
Proceeds from disposal of property, plant, and equipment	396	305	185
Other - net	(3,495)	37	0
Net Cash Used for Investing Activities	(136,704)	(53,074)	(62,139)
FINANCING ACTIVITIES
Repayment of bank note payable			(350,000)
Repayments of long-term debt		0	0
Proceeds from long-term debt	0	0
Quarterly dividends paid	0	0	0
Purchase of treasury shares	0	0	0
Proceeds from stock option exercises	0	0	0
Intercompany	(28,344)	(39,891)	194,075
Other - net	0	0	0
Net Cash (Used for) Provided by Financing Activities	(28,344)	(39,891)	(155,925)
Effect of exchange rate changes	0	0	0
Net (decrease) increase in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and Cash Equivalents at End of Year	0	0	0
Non-Guarantor Subsidiaries [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	(1,057,036)	86,169	(3,783)
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	(737,255)
Additions to property, plant, and equipment	(87,645)	(67,592)	(33,511)
Equity investment in affiliate	(35,874)
Proceeds from divestitures	9,268		0
Purchases of marketable securities		0
Sales and maturities of marketable securities	0	0	0
Proceeds from disposal of property, plant, and equipment	3,475	4,444	20
Other - net	(16,903)	(120)	(32)
Net Cash Used for Investing Activities	(864,934)	(63,268)	(33,523)
FINANCING ACTIVITIES
Repayment of bank note payable			0
Repayments of long-term debt		0	0
Proceeds from long-term debt	0	0
Quarterly dividends paid	0	0	0
Purchase of treasury shares	0	0	0
Proceeds from stock option exercises	0	0	0
Intercompany	1,935,225	15,739	64,621
Other - net	0	475	(561)
Net Cash (Used for) Provided by Financing Activities	1,935,225	16,214	64,060
Effect of exchange rate changes	(4,828)	8,045	6,390
Net (decrease) increase in cash and cash equivalents	8,427	47,160	33,144
Cash and cash equivalents at beginning of year	113,000	65,840	32,696
Cash and Cash Equivalents at End of Year	121,427	113,000	65,840
Eliminations [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	0	0	0
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	0
Additions to property, plant, and equipment	0	0	0
Equity investment in affiliate	0
Proceeds from divestitures	0		0
Purchases of marketable securities		0
Sales and maturities of marketable securities	0	0	0
Proceeds from disposal of property, plant, and equipment	0	0	0
Other - net	0	0	0
Net Cash Used for Investing Activities	0	0	0
FINANCING ACTIVITIES
Repayment of bank note payable			0
Repayments of long-term debt		0	0
Proceeds from long-term debt	0	0
Quarterly dividends paid	0	0	0
Purchase of treasury shares	0	0	0
Proceeds from stock option exercises	0	0	0
Intercompany	0	0	0
Other - net	0	0	0
Net Cash (Used for) Provided by Financing Activities	0	0	0
Effect of exchange rate changes	0	0	0
Net (decrease) increase in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and Cash Equivalents at End of Year	$ 0	$ 0	$ 0

Guarantor and Non-Guarantor Financial Information (Details Textual) (USD $) In Millions, unless otherwise specified	Apr. 30, 2012	Oct. 18, 2011	Apr. 30, 2011
Guarantor and Non Guarantor Financial Information (Textual) [Abstract]
Interest rate on notes		3.50%
Percentage ownership of wholly-owned subsidiaries		100.00%
3.50% Notes due October 15, 2021 [Member]
Guarantor and Non Guarantor Financial Information (Textual) [Abstract]
Amount of guaranteed notes issued		$ 750
Interest rate on notes	3.50%	3.50%	3.50%

Common Shares (Details) (USD $)	12 Months Ended
Apr. 30, 2012 Vote
Common shares (Textual) [Abstract]
Number of votes per share	10
Number of votes per share after change in beneficial ownership	1
Minimum percentage of outstanding common shares held by persons or group	10.00%
Value to redeem per right	$ 0.001